UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

April 30, 2016

BCV-QTLY-0616
1.800334.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Media - 7.9%
Cablevision Systems Corp. - NY Group Class A	96,400	$3,218,796
CBS Corp. Class B	181,800	10,164,438
Starz Series A (a)	258,700	7,039,227
Twenty-First Century Fox, Inc. Class A	324,500	9,819,370
Viacom, Inc. Class B (non-vtg.)	249,400	10,200,460
		40,442,291
Specialty Retail - 0.8%
GNC Holdings, Inc.	162,300	3,953,628
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	56,800	5,430,080

TOTAL CONSUMER DISCRETIONARY		49,825,999

CONSUMER STAPLES - 2.9%
Beverages - 1.8%
C&C Group PLC	2,046,814	9,194,352
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)	660,300	5,315,415
Safeway, Inc.:
rights (a)	48,800	0
rights (a)	48,800	8,784
		5,324,199

TOTAL CONSUMER STAPLES		14,518,551

ENERGY - 7.8%
Energy Equipment & Services - 0.3%
BW Offshore Ltd.	7,014,500	1,533,253
Oil, Gas & Consumable Fuels - 7.5%
Phillips 66 Co.	78,000	6,404,580
Suncor Energy, Inc.	267,300	7,846,225
Teekay Corp.	817,700	9,158,240
Teekay LNG Partners LP	357,900	4,917,546
Teekay Offshore Partners LP	1,680,400	10,031,988
		38,358,579

TOTAL ENERGY		39,891,832

FINANCIALS - 26.8%
Banks - 8.7%
JPMorgan Chase & Co.	283,416	17,911,891
U.S. Bancorp	218,797	9,340,444
Wells Fargo & Co.	341,098	17,048,078
		44,300,413
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	45,500	7,467,005
Consumer Finance - 3.1%
Capital One Financial Corp.	100,133	7,248,628
Discover Financial Services	153,700	8,648,699
		15,897,327
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	149,100	21,691,068
Insurance - 7.1%
Allstate Corp.	118,700	7,721,435
Chubb Ltd.	73,400	8,650,924
Prudential PLC	489,791	9,668,246
The Travelers Companies, Inc.	90,300	9,923,970
		35,964,575
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	299,000	3,115,580
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	271,900	8,056,397

TOTAL FINANCIALS		136,492,365

HEALTH CARE - 16.3%
Biotechnology - 3.6%
Amgen, Inc.	65,600	10,384,480
Baxalta, Inc.	178,600	7,492,270
Dyax Corp. rights 12/31/19 (a)	236,600	558,376
		18,435,126
Health Care Providers & Services - 2.0%
Cigna Corp.	70,700	9,794,778
Pharmaceuticals - 10.7%
Allergan PLC (a)	58,000	12,560,480
Johnson & Johnson	120,500	13,505,640
Sanofi SA sponsored ADR	185,400	7,619,940
Teva Pharmaceutical Industries Ltd. sponsored ADR	381,800	20,789,010
		54,475,070

TOTAL HEALTH CARE		82,704,974

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
United Technologies Corp.	50,600	5,281,122
Machinery - 2.2%
Deere & Co. (b)	130,700	10,993,177
Professional Services - 1.5%
Dun & Bradstreet Corp.	68,400	7,552,044
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	125,200	5,009,252

TOTAL INDUSTRIALS		28,835,595

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.4%
Cisco Systems, Inc.	322,585	8,867,862
Harris Corp.	107,400	8,593,074
		17,460,936
Internet Software & Services - 4.3%
Alphabet, Inc. Class A	22,000	15,573,360
eBay, Inc. (a)	246,300	6,017,109
		21,590,469
IT Services - 1.6%
The Western Union Co.	404,100	8,082,000
Software - 2.0%
Oracle Corp.	134,900	5,377,114
VMware, Inc. Class A (a)(b)	79,800	4,541,418
		9,918,532
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	114,400	10,723,856
EMC Corp.	810,800	21,169,988
Samsung Electronics Co. Ltd.	10,882	11,825,422
SanDisk Corp.	213,000	16,002,690
		59,721,956

TOTAL INFORMATION TECHNOLOGY		116,773,893

MATERIALS - 4.5%
Chemicals - 4.5%
CF Industries Holdings, Inc.	378,700	12,523,609
LyondellBasell Industries NV Class A	127,700	10,556,959
		23,080,568
UTILITIES - 1.7%
Electric Utilities - 1.7%
Exelon Corp.	244,100	8,565,469
TOTAL COMMON STOCKS
(Cost $492,593,821)		500,689,246

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.38% (c)	10,981,545	10,981,545
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	5,331,125	5,331,125
TOTAL MONEY MARKET FUNDS
(Cost $16,312,670)		16,312,670
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $508,906,491)		517,001,916
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(8,510,284)
NET ASSETS - 100%		$508,491,632

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,450
Fidelity Securities Lending Cash Central Fund	43,117
Total	$81,567

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,825,999	$49,825,999	$--	$--
Consumer Staples	14,518,551	14,509,767	--	8,784
Energy	39,891,832	39,891,832	--	--
Financials	136,492,365	126,824,119	9,668,246	--
Health Care	82,704,974	82,146,598	--	558,376
Industrials	28,835,595	28,835,595	--	--
Information Technology	116,773,893	116,773,893	--	--
Materials	23,080,568	23,080,568	--	--
Utilities	8,565,469	8,565,469	--	--
Money Market Funds	16,312,670	16,312,670	--	--
Total Investments in Securities:	$517,001,916	$506,766,510	$9,668,246	$567,160

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $512,353,336. Net unrealized appreciation aggregated $4,648,580, of which $39,311,262 related to appreciated investment securities and $34,662,682 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

April 30, 2016

XS1-QTLY-0616
1.967990.102

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.6%
Auto Components - 0.2%
Delphi Automotive PLC	91,200	$6,715,056
Magna International, Inc. Class A (sub. vtg.)	168,350	7,071,049
		13,786,105
Automobiles - 2.1%
BYD Co. Ltd. (H Shares) (a)	339,500	1,985,430
General Motors Co.	58,700	1,866,660
Tesla Motors, Inc. (a)(b)	499,037	120,148,148
		124,000,238
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	47,400	1,856,184
ServiceMaster Global Holdings, Inc. (a)	61,800	2,368,176
Weight Watchers International, Inc. (a)	33,899	438,992
		4,663,352
Hotels, Restaurants & Leisure - 5.7%
Buffalo Wild Wings, Inc. (a)	164,114	21,935,477
Chipotle Mexican Grill, Inc. (a)	165,300	69,586,341
Dave & Buster's Entertainment, Inc. (a)	543,900	21,048,930
Domino's Pizza, Inc.	71,700	8,667,096
El Pollo Loco Holdings, Inc. (a)(b)	93,400	1,231,946
Extended Stay America, Inc. unit	234,000	3,662,100
Fiesta Restaurant Group, Inc. (a)	68,100	2,186,691
Hilton Worldwide Holdings, Inc.	516,000	11,377,800
Interval Leisure Group, Inc. (b)	169,400	2,391,928
McDonald's Corp.	780,900	98,776,041
MGM Mirage, Inc. (a)	467,200	9,951,360
Panera Bread Co. Class A (a)	31,600	6,777,884
Starbucks Corp.	1,420,820	79,892,709
Wingstop, Inc. (b)	47,200	1,177,168
		338,663,471
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	3,500	674,205
Newell Brands, Inc.	400,535	18,240,364
Sony Corp.	497,300	12,045,413
Sony Corp. sponsored ADR	290,300	6,996,230
Tupperware Brands Corp.	42,200	2,450,554
Whirlpool Corp.	104,700	18,232,458
		58,639,224
Internet & Catalog Retail - 7.5%
Amazon.com, Inc. (a)	471,980	311,313,288
Ctrip.com International Ltd. ADR (a)	200,086	8,725,750
Expedia, Inc.	303,777	35,168,263
Groupon, Inc. Class A (a)	1,222,000	4,423,640
JD.com, Inc. sponsored ADR (a)	56,800	1,451,808
Netflix, Inc. (a)	333,546	30,029,146
Priceline Group, Inc. (a)	37,700	50,655,982
The Honest Co., Inc. (a)(c)	71,609	3,264,074
		445,031,951
Leisure Products - 0.2%
Mattel, Inc.	344,900	10,722,941
Spin Master Corp. (a)	148,900	2,907,508
		13,630,449
Media - 1.3%
Altice NV Class A (a)	770,515	11,690,186
Charter Communications, Inc. Class A (a)(b)	67,800	14,389,872
Lions Gate Entertainment Corp.	68,100	1,511,820
Naspers Ltd. Class N	55,200	7,573,997
Starz Series A (a)	82,300	2,239,383
The Walt Disney Co.	364,917	37,681,329
Time Warner Cable, Inc.	3,200	678,752
Time Warner, Inc.	24,500	1,840,930
		77,606,269
Multiline Retail - 0.9%
B&M European Value Retail S.A.	2,466,062	9,995,517
Dollar Tree, Inc. (a)	253,200	20,182,572
Target Corp.	307,041	24,409,760
		54,587,849
Specialty Retail - 4.1%
AutoZone, Inc. (a)	9,500	7,269,685
Burlington Stores, Inc. (a)	64,400	3,668,868
Home Depot, Inc.	906,100	121,317,729
Inditex SA	158,697	5,094,408
L Brands, Inc.	352,914	27,629,637
Lowe's Companies, Inc.	97,200	7,389,144
O'Reilly Automotive, Inc. (a)	9,700	2,547,996
Restoration Hardware Holdings, Inc. (a)(b)	783,518	33,902,824
Ross Stores, Inc.	166,876	9,475,219
TJX Companies, Inc.	337,800	25,611,996
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	16,100	3,353,308
		247,260,814
Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	376,800	48,581,815
Coach, Inc.	30,300	1,220,181
G-III Apparel Group Ltd. (a)	219,880	9,949,570
Hanesbrands, Inc.	124,500	3,614,235
Kate Spade & Co. (a)	342,600	8,815,098
lululemon athletica, Inc. (a)	466,165	30,557,116
Michael Kors Holdings Ltd. (a)	43,700	2,257,542
NIKE, Inc. Class B	642,500	37,868,950
PVH Corp.	183,200	17,513,920
Regina Miracle International Holdings Ltd. (a)	1,958,693	2,971,982
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	820,800	27,127,440
Tory Burch LLC unit (c)(d)	106,817	6,213,545
Under Armour, Inc. (a)	137,700	5,618,160
Under Armour, Inc. Class A (sub. vtg.) (a)	137,700	6,050,538
Vera Bradley, Inc. (a)	190,900	3,348,386
		211,708,478

TOTAL CONSUMER DISCRETIONARY		1,589,578,200

CONSUMER STAPLES - 9.8%
Beverages - 3.9%
Anheuser-Busch InBev SA NV ADR	108,700	13,498,366
Constellation Brands, Inc. Class A (sub. vtg.)	119,600	18,664,776
Molson Coors Brewing Co. Class B	321,700	30,764,171
Monster Beverage Corp.	336,781	48,570,556
The Coca-Cola Co.	2,696,481	120,802,349
		232,300,218
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	214,100	31,714,633
CVS Health Corp.	541,800	54,450,900
Kroger Co.	638,218	22,586,535
Sprouts Farmers Market LLC (a)	21,200	595,084
Walgreens Boots Alliance, Inc.	212,100	16,815,288
Whole Foods Market, Inc.	515,260	14,983,761
		141,146,201
Food Products - 1.3%
Amplify Snack Brands, Inc.	231,813	3,572,238
Associated British Foods PLC	292,300	13,086,165
Edita Food Industries SAE GDR (a)(e)	44,600	675,690
Mead Johnson Nutrition Co. Class A	79,200	6,902,280
Mondelez International, Inc.	776,000	33,336,960
Premium Brands Holdings Corp.	22,800	983,451
The Hain Celestial Group, Inc. (a)	296,200	12,398,932
TreeHouse Foods, Inc. (a)	31,600	2,793,440
WhiteWave Foods Co. (a)	121,329	4,878,639
		78,627,795
Personal Products - 1.6%
Coty, Inc. Class A	82,200	2,498,880
Estee Lauder Companies, Inc. Class A	198,900	19,068,543
Herbalife Ltd. (a)	793,138	45,962,347
Nu Skin Enterprises, Inc. Class A (b)	706,700	28,812,159
		96,341,929
Tobacco - 0.6%
Imperial Tobacco Group PLC	59,192	3,216,071
Philip Morris International, Inc.	5,900	578,908
Reynolds American, Inc.	691,600	34,303,360
		38,098,339

TOTAL CONSUMER STAPLES		586,514,482

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	149,900	7,249,164
National Oilwell Varco, Inc.	106,700	3,845,468
Schlumberger Ltd.	35,200	2,827,968
		13,922,600
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	381,378	20,121,503
Antero Resources Corp. (a)	68,200	1,930,060
Apache Corp.	69,400	3,775,360
Cabot Oil & Gas Corp.	27,800	650,520
Carrizo Oil & Gas, Inc. (a)	90,400	3,197,448
Cimarex Energy Co.	106,930	11,642,538
Continental Resources, Inc. (a)(b)	369,164	13,755,051
Devon Energy Corp.	270,100	9,367,068
Energen Corp.	46,000	1,954,540
EOG Resources, Inc.	171,626	14,179,740
Memorial Resource Development Corp. (a)	47,800	625,224
Noble Energy, Inc.	18,800	678,868
Oasis Petroleum, Inc. (a)	268,200	2,598,858
PDC Energy, Inc. (a)	19,200	1,205,568
Pioneer Natural Resources Co.	107,300	17,822,530
SM Energy Co.	251,500	7,836,740
Suncor Energy, Inc.	63,800	1,872,762
Targa Resources Corp.	62,500	2,528,750
The Williams Companies, Inc.	127,200	2,466,408
Whiting Petroleum Corp. (a)	591,100	7,093,200
Williams Partners LP	169,700	5,130,031
		130,432,767

TOTAL ENERGY		144,355,367

FINANCIALS - 4.1%
Banks - 1.4%
Bank of America Corp.	1,103,000	16,059,680
Citigroup, Inc.	372,089	17,220,279
HDFC Bank Ltd. sponsored ADR	229,300	14,416,091
Huntington Bancshares, Inc.	134,300	1,351,058
JPMorgan Chase & Co.	491,172	31,042,070
SunTrust Banks, Inc.	33,400	1,394,116
		81,483,294
Capital Markets - 0.5%
BlackRock, Inc. Class A	43,400	15,464,722
Charles Schwab Corp.	199,300	5,662,113
Fairfax India Holdings Corp. (a)	427,900	4,749,690
Goldman Sachs Group, Inc.	14,600	2,396,006
WisdomTree Investments, Inc.	142,700	1,554,003
		29,826,534
Consumer Finance - 0.1%
Synchrony Financial (a)	82,400	2,518,968
Diversified Financial Services - 2.0%
Bats Global Markets, Inc.	321,200	7,615,652
Broadcom Ltd.	719,900	104,925,425
CME Group, Inc.	18,100	1,663,571
MSCI, Inc. Class A	41,000	3,113,540
WME Entertainment Parent, LLC Class A unit (c)(d)	1,150,016	2,362,147
		119,680,335
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	88,900	7,552,055

TOTAL FINANCIALS		241,061,186

HEALTH CARE - 14.6%
Biotechnology - 10.4%
AbbVie, Inc.	463,600	28,279,600
ACADIA Pharmaceuticals, Inc. (a)	35,900	1,159,570
Acceleron Pharma, Inc. (a)	51,300	1,536,435
Aduro Biotech, Inc.	32,000	414,400
Agios Pharmaceuticals, Inc. (a)	97,900	4,792,205
Aimmune Therapeutics, Inc. (a)	126,100	1,632,995
Alexion Pharmaceuticals, Inc. (a)	207,404	28,887,229
Alkermes PLC (a)	378,400	15,041,400
Alnylam Pharmaceuticals, Inc. (a)	339,100	22,733,264
Amgen, Inc.	601,698	95,248,793
Ascendis Pharma A/S sponsored ADR (a)	116,100	1,958,607
Avalanche Biotechnologies, Inc. (a)	40,500	228,420
BeiGene Ltd. ADR	10,600	294,256
Biogen, Inc. (a)	232,100	63,825,179
BioMarin Pharmaceutical, Inc. (a)	68,700	5,817,516
bluebird bio, Inc. (a)	111,200	4,931,720
Calithera Biosciences, Inc. (a)	121,000	644,930
Catabasis Pharmaceuticals, Inc.	168,000	740,880
Celgene Corp. (a)	884,100	91,424,781
Cellectis SA sponsored ADR (a)	25,300	688,413
Chiasma, Inc. (a)(b)	107,500	362,275
Chiasma, Inc. (e)	95,140	320,622
Chiasma, Inc. warrants	23,784	27,213
Chimerix, Inc. (a)	31,200	186,576
Coherus BioSciences, Inc. (a)	154,000	2,899,820
Corvus Pharmaceuticals, Inc.	44,800	548,352
CytomX Therapeutics, Inc. (a)	53,200	687,344
CytomX Therapeutics, Inc. (e)	137,854	1,781,074
DBV Technologies SA sponsored ADR (a)	38,700	1,314,639
Dicerna Pharmaceuticals, Inc. (a)	78,600	363,132
Edge Therapeutics, Inc. (a)(b)	103,800	854,274
Editas Medicine, Inc.	101,500	3,354,575
Editas Medicine, Inc.	96,289	2,864,116
Exelixis, Inc. (a)	1,012,000	4,665,320
FibroGen, Inc. (a)	93,400	1,681,200
Gilead Sciences, Inc.	907,035	80,009,557
Global Blood Therapeutics, Inc. (a)	164,000	3,307,880
Heron Therapeutics, Inc. (a)	35,600	763,264
Intercept Pharmaceuticals, Inc. (a)	55,600	8,381,144
Intrexon Corp. (a)(b)	141,800	3,790,314
Ionis Pharmaceuticals, Inc. (a)	62,200	2,548,334
Ironwood Pharmaceuticals, Inc. Class A (a)	539,916	5,642,122
Juno Therapeutics, Inc. (a)	65,600	2,761,104
Kite Pharma, Inc. (a)	31,600	1,462,448
Merrimack Pharmaceuticals, Inc. (a)	813,200	5,757,456
Mirati Therapeutics, Inc. (a)	94,900	1,966,328
Momenta Pharmaceuticals, Inc. (a)	35,500	337,605
Neurocrine Biosciences, Inc. (a)	209,200	9,535,336
Novavax, Inc. (a)	146,100	765,564
Portola Pharmaceuticals, Inc. (a)	88,900	2,112,264
ProNai Therapeutics, Inc. (a)	92,500	518,000
Prothena Corp. PLC (a)	38,700	1,671,453
Radius Health, Inc. (a)	30,500	1,085,800
Regeneron Pharmaceuticals, Inc. (a)	149,680	56,385,953
REGENXBIO, Inc. (a)	37,600	391,792
Sage Therapeutics, Inc. (a)	37,800	1,424,682
Seattle Genetics, Inc. (a)	130,500	4,630,140
Seres Therapeutics, Inc.	17,900	528,408
Spark Therapeutics, Inc. (a)	38,810	1,392,891
Trevena, Inc. (a)	308,900	2,406,331
Ultragenyx Pharmaceutical, Inc. (a)	24,400	1,649,928
Vertex Pharmaceuticals, Inc. (a)	308,800	26,044,192
Xencor, Inc. (a)	37,200	455,700
		619,917,115
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (a)	6,900	670,266
Boston Scientific Corp. (a)	1,281,000	28,079,520
DexCom, Inc. (a)	31,200	2,008,656
Edwards Lifesciences Corp. (a)	14,800	1,571,908
Intuitive Surgical, Inc. (a)	45,600	28,562,016
Invuity, Inc.	163,300	1,110,440
Medtronic PLC	208,425	16,496,839
Nevro Corp. (a)(b)	150,750	10,137,938
Novocure Ltd. (a)	45,600	588,240
Olympus Corp.	30,200	1,176,490
		90,402,313
Health Care Providers & Services - 0.5%
Adeptus Health, Inc. Class A (a)(b)	191,108	13,018,277
AmSurg Corp. (a)	161,100	13,045,878
Cigna Corp.	4,500	623,430
Dr Lal Pathlabs Ltd.	2,393	35,489
UnitedHealth Group, Inc.	19,900	2,620,432
		29,343,506
Health Care Technology - 0.1%
athenahealth, Inc. (a)	36,700	4,892,110
Castlight Health, Inc. Class B (a)	252,000	907,200
Evolent Health, Inc.	77,800	934,378
		6,733,688
Life Sciences Tools & Services - 0.0%
Lonza Group AG	13,733	2,284,777
Pharmaceuticals - 2.1%
Achaogen, Inc. (a)	161,500	547,485
Bristol-Myers Squibb Co.	600,700	43,358,526
Catalent, Inc. (a)	26,000	767,780
Cempra, Inc. (a)	39,900	675,507
CSPC Pharmaceutical Group Ltd.	786,000	698,578
Dermira, Inc. (a)	123,100	3,113,199
Endo International PLC (a)	210,400	5,680,800
GW Pharmaceuticals PLC ADR (a)	73,357	5,943,384
Intra-Cellular Therapies, Inc. (a)	34,789	1,193,958
Jazz Pharmaceuticals PLC (a)	95,000	14,316,500
Johnson & Johnson	32,400	3,631,392
Pacira Pharmaceuticals, Inc. (a)	216,200	11,698,582
Teva Pharmaceutical Industries Ltd. sponsored ADR	470,400	25,613,280
The Medicines Company (a)	170,200	6,057,418
		123,296,389

TOTAL HEALTH CARE		871,977,788

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	242,900	27,756,183
Lockheed Martin Corp.	24,300	5,646,834
Northrop Grumman Corp.	22,300	4,599,598
Raytheon Co.	39,000	4,927,650
		42,930,265
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	8,100	574,857
Airlines - 2.0%
Delta Air Lines, Inc.	693,600	28,902,312
InterGlobe Aviation Ltd. (a)	141,443	2,291,072
JetBlue Airways Corp. (a)	128,600	2,544,994
Southwest Airlines Co.	1,056,700	47,139,387
Spirit Airlines, Inc. (a)	393,200	17,273,276
United Continental Holdings, Inc. (a)	430,500	19,721,205
Wizz Air Holdings PLC (a)	108,003	2,966,801
		120,839,047
Building Products - 0.1%
American Woodmark Corp. (a)	8,900	648,276
Builders FirstSource, Inc. (a)	270,100	2,995,409
Continental Building Products, Inc. (a)	168,300	3,300,363
		6,944,048
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	235,000	16,591,000
Electrical Equipment - 0.6%
Acuity Brands, Inc.	54,400	13,267,616
SolarCity Corp. (a)(b)	794,126	24,077,900
		37,345,516
Industrial Conglomerates - 0.6%
Danaher Corp.	168,400	16,292,700
General Electric Co.	527,913	16,233,325
		32,526,025
Machinery - 0.2%
Caterpillar, Inc.	15,600	1,212,432
Ingersoll-Rand PLC	19,100	1,251,814
Rational AG	5,200	2,639,821
Wabtec Corp.	76,100	6,310,973
Xylem, Inc.	60,500	2,527,690
		13,942,730
Professional Services - 0.0%
Equifax, Inc.	7,400	889,850
Road & Rail - 0.1%
CSX Corp.	67,900	1,851,633
Genesee & Wyoming, Inc. Class A (a)	19,400	1,263,134
Norfolk Southern Corp.	14,800	1,333,628
Swift Transporation Co. (a)	75,800	1,259,796
		5,708,191
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	652,500	22,367,700

TOTAL INDUSTRIALS		300,659,229

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 0.1%
Palo Alto Networks, Inc. (a)	30,097	4,540,734
Electronic Equipment & Components - 0.4%
Fitbit, Inc. (b)	1,193,052	21,773,199
Samsung SDI Co. Ltd.	6,832	679,816
		22,453,015
Internet Software & Services - 13.3%
58.com, Inc. ADR (a)	119,900	6,552,535
Akamai Technologies, Inc. (a)	76,800	3,916,032
Alibaba Group Holding Ltd. sponsored ADR (a)	583,100	44,863,714
Alphabet, Inc.:
Class A	565,113	400,032,193
Class C	26,753	18,540,097
eBay, Inc. (a)	837,600	20,462,568
Facebook, Inc. Class A (a)	2,016,855	237,141,811
GoDaddy, Inc. (a)	39,900	1,211,763
Gogo, Inc. (a)(b)	536,800	5,684,712
LinkedIn Corp. Class A (a)	22,900	2,869,599
New Relic, Inc. (a)	8,700	224,286
Rackspace Hosting, Inc. (a)	1,270,895	29,065,369
Shopify, Inc. Class A	49,400	1,573,390
Tencent Holdings Ltd.	811,200	16,506,554
Yahoo!, Inc. (a)	168,100	6,152,460
Yandex NV (a)	96,500	1,975,355
		796,772,438
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	964,648	56,306,504
EOH Holdings Ltd.	78,500	764,031
Global Payments, Inc.	16,200	1,169,316
MasterCard, Inc. Class A	765,400	74,236,146
PayPal Holdings, Inc. (a)	233,100	9,132,858
Visa, Inc. Class A	1,449,148	111,932,192
		253,541,047
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	57,488	3,237,724
Applied Materials, Inc.	1,236,500	25,311,155
Cavium, Inc. (a)	345,555	17,060,050
Cirrus Logic, Inc. (a)	810,600	29,262,660
Lam Research Corp.	53,500	4,087,400
Monolithic Power Systems, Inc.	41,256	2,575,200
NVIDIA Corp.	660,029	23,450,830
NXP Semiconductors NV (a)	1,089,869	92,944,028
Semtech Corp. (a)	93,400	2,021,176
SolarEdge Technologies, Inc. (a)	222,200	5,952,738
		205,902,961
Software - 7.1%
1-Page Ltd. (a)(b)	1,184,217	868,905
Activision Blizzard, Inc.	2,631,028	90,691,535
Adobe Systems, Inc. (a)	288,520	27,184,354
Appirio, Inc. (a)(c)	43,764	167,616
Electronic Arts, Inc. (a)	809,000	50,036,650
Ellie Mae, Inc. (a)	8,300	693,880
HubSpot, Inc. (a)	17,800	788,362
Microsoft Corp.	961,700	47,959,979
Mobileye NV (a)(b)	438,600	16,732,590
Nintendo Co. Ltd.	21,000	2,843,421
Paycom Software, Inc. (a)(b)	76,400	2,919,244
Qlik Technologies, Inc. (a)	163,600	5,037,244
Red Hat, Inc. (a)	112,300	8,239,451
Salesforce.com, Inc. (a)	1,709,767	129,600,339
SAP AG sponsored ADR	56,700	4,457,754
Splunk, Inc. (a)	49,100	2,552,218
Tableau Software, Inc. (a)	158,500	8,194,450
Workday, Inc. Class A (a)	249,100	18,677,518
Zendesk, Inc. (a)	242,500	5,480,500
		423,126,010
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	2,253,134	211,208,781
Electronics for Imaging, Inc. (a)	15,700	625,488
		211,834,269

TOTAL INFORMATION TECHNOLOGY		1,918,170,474

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	187,400	12,398,384
Ashland, Inc.	51,700	5,769,720
CF Industries Holdings, Inc.	934,000	30,887,380
Monsanto Co.	33,400	3,128,912
Potash Corp. of Saskatchewan, Inc.	232,900	4,120,810
PPG Industries, Inc.	12,000	1,324,680
Sherwin-Williams Co.	12,700	3,648,837
The Dow Chemical Co.	81,200	4,271,932
W.R. Grace & Co.	16,000	1,226,880
Westlake Chemical Corp.	71,400	3,583,566
		70,361,101
Containers & Packaging - 0.0%
Ball Corp.	19,300	1,377,634
Metals & Mining - 0.0%
Vale SA sponsored ADR	107,900	611,793

TOTAL MATERIALS		72,350,528

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	77,000	3,024,560
TOTAL COMMON STOCKS
(Cost $4,708,271,410)		5,727,691,814

Preferred Stocks - 3.6%
Convertible Preferred Stocks - 3.5%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	167,087	7,616,143
Series D (c)	27,712	1,263,166
		8,879,309
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	285,138	4,488,072
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (c)	234,006	3,725,376
Tobacco - 0.0%
PAX Labs, Inc. Series C (c)	945,100	3,109,379
TOTAL CONSUMER STAPLES		11,322,827
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	1,527,120	4,382,834
HEALTH CARE - 0.3%
Biotechnology - 0.2%
AC Immune SA Series E (c)	192,250	1,853,290
Gensight Biologics Series B (c)	154,470	744,647
Immunocore Ltd. Series A (c)	4,035	1,040,421
Intellia Therapeutics, Inc. Series B (c)	128,357	2,079,383
Pronutria Biosciences, Inc. Series C (a)(c)	248,015	4,263,378
		9,981,119
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	813,618	5,495,786
TOTAL HEALTH CARE		15,476,905
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	42,650	4,112,313
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	253,888	1,426,851
TOTAL INDUSTRIALS		5,539,164
INFORMATION TECHNOLOGY - 2.7%
Internet Software & Services - 2.2%
Jet.Com, Inc. Series B1 (c)	922,232	4,600,001
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	2,578,476	125,758,019
Series E, 8.00% (a)(c)	47,420	2,312,779
		132,670,799
IT Services - 0.2%
AppNexus, Inc. Series E (a)(c)	307,049	5,468,543
Nutanix, Inc. Series E (a)(c)	230,044	3,303,432
		8,771,975
Software - 0.3%
Appirio, Inc. Series E (a)(c)	306,351	1,173,324
Cloudflare, Inc. Series D (a)(c)	323,080	1,709,093
Dataminr, Inc. Series D (a)(c)	115,901	612,954
Delphix Corp. Series D (c)	242,876	1,209,522
Malwarebytes Corp. Series B(c)	329,349	3,416,996
Snapchat, Inc. Series F (a)(c)	320,236	9,837,650
Taboola.Com Ltd. Series E (a)(c)	289,958	2,296,467
		20,256,006
TOTAL INFORMATION TECHNOLOGY		161,698,780

TOTAL CONVERTIBLE PREFERRED STOCKS		207,299,819

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (c)	1,581,852	6,107,056
TOTAL PREFERRED STOCKS
(Cost $129,851,145)		213,406,875

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.38% (f)	19,152,514	19,152,514
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	129,033,740	129,033,740
TOTAL MONEY MARKET FUNDS
(Cost $148,186,254)		148,186,254
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $4,986,308,809)		6,089,284,943
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(120,145,632)
NET ASSETS - 100%		$5,969,139,311

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,414,258 or 3.8% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,777,386 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AC Immune SA Series E	10/19/15	$1,852,567
Appirio, Inc.	2/12/15	$312,497
Appirio, Inc. Series E	2/12/15	$2,187,499
AppNexus, Inc. Series E	8/1/14	$6,150,867
Blue Apron, Inc. Series D	5/18/15	$3,800,006
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$7,797,080
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$2,010,032
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Gensight Biologics Series B	7/2/15	$1,190,323
Immunocore Ltd. Series A	7/27/15	$759,303
Intellia Therapeutics, Inc. Series B	8/20/15	$1,042,204
Jet.Com, Inc. Series B1	11/24/15	$4,600,001
Malwarebytes Corp. Series B	12/21/15	$3,416,996
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Nutanix, Inc. Series E	8/26/14	$3,081,784
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series C	5/22/15	$3,638,635
Pronutria Biosciences, Inc. Series C	1/30/15	$2,499,991
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$9,837,650
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
Tory Burch LLC unit	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A unit	4/13/16	$2,362,147
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,266
Fidelity Securities Lending Cash Central Fund	3,017,369
Total	$3,063,635

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,604,564,565	$1,563,097,756	$17,002,825	$24,463,984
Consumer Staples	597,837,309	586,514,482	--	11,322,827
Energy	144,355,367	144,355,367	--	--
Financials	245,444,020	238,699,039	--	6,744,981
Health Care	887,454,693	867,211,391	6,845,780	13,397,522
Industrials	306,198,393	300,659,229	--	5,539,164
Information Technology	2,079,869,254	1,898,652,883	19,349,975	161,866,396
Materials	72,350,528	72,350,528	--	--
Telecommunication Services	3,024,560	3,024,560	--	--
Money Market Funds	148,186,254	148,186,254	--	--
Total Investments in Securities:	$6,089,284,943	$5,822,751,489	$43,198,580	$223,334,874

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$133,080,515
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	18,526,171
Cost of Purchases	10,259,710
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$161,866,396
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$18,526,171
Equities - Other Investments in Securities
Beginning Balance	62,822,943
Net Realized Gain (Loss) on Investment Securities	(1,347,394)
Net Unrealized Gain (Loss) on Investment Securities	(4,715,658)
Cost of Purchases	16,016,144
Proceeds of Sales	(11,307,557)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$61,468,478
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(5,326,545)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$223,334,874	Discount cash flow	Weighted average cost of capital	12.3%	Decrease
			Growth rate	2.5%	Increase
			Discount for lack of marketability	25.0%	Decrease
		Expected distribution	Liquidation preference	$12.75 - $23.41 / $20.92	Increase
		Last transaction price	Transaction price	$2.05 - $150.00 / $42.59	Increase
			Premium rate	15.0%	Increase
		Market comparable	EV/Sales multiple	1.3 - 7.7 / 3.4	Increase
			Discount rate	3.0% - 30.0% / 10.0%	Decrease
			Discount for lack of marketability	3.1% - 25.0% / 11.5%	Decrease
			P/E multiple	12.0 - 14.8 / 14.1	Increase
			EV/EBITDA multiple	9.4	Increase
			EV/GP multiple	4.6	Increase
			Premium rate	1.0% - 30.0% / 13.6%	Increase
			Probability rate	33.3% - 100.0% / 64.2%	Increase
		Proxy adjustment	Proxy movement	39.4%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $5,036,214,058. Net unrealized appreciation aggregated $1,053,070,885, of which $1,332,123,399 related to appreciated investment securities and $279,052,514 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Equity Fund

April 30, 2016

SLE-QTLY-0616
1.930459.104

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Hilton Worldwide Holdings, Inc.	545,200	$12,021,660
Real Estate Investment Trusts - 97.2%
REITs - Apartments - 17.3%
AvalonBay Communities, Inc.	201,135	35,558,657
Equity Residential (SBI)	501,651	34,147,384
Essex Property Trust, Inc.	210,367	46,375,405
Mid-America Apartment Communities, Inc.	417,200	39,930,212
UDR, Inc.	1,353,900	47,278,188
		203,289,846
REITs - Diversified - 5.1%
Cousins Properties, Inc.	759,026	7,855,919
DuPont Fabros Technology, Inc.	361,400	14,390,948
Forest City Realty Trust, Inc.	1,099,842	22,854,717
Liberty Property Trust (SBI)	269,600	9,409,040
Vornado Realty Trust	49,800	4,767,354
		59,277,978
REITs - Health Care - 11.0%
Healthcare Realty Trust, Inc.	1,021,100	30,918,908
Healthcare Trust of America, Inc.	28,200	814,698
Sabra Health Care REIT, Inc.	612,413	12,915,790
Ventas, Inc.	992,337	61,643,974
Welltower, Inc.	324,180	22,504,576
		128,797,946
REITs - Hotels - 4.2%
Ashford Hospitality Prime, Inc.	377,683	4,226,273
Chesapeake Lodging Trust	119,300	2,938,359
FelCor Lodging Trust, Inc.	2,783,813	19,932,101
Host Hotels & Resorts, Inc.	1,404,800	22,223,936
		49,320,669
REITs - Management/Investment - 3.2%
Coresite Realty Corp.	171,700	12,865,481
Empire State Realty Trust, Inc.	1,358,400	25,143,984
		38,009,465
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	92,700	6,349,023
Sun Communities, Inc.	235,658	15,994,108
		22,343,131
REITs - Office Property - 15.0%
Alexandria Real Estate Equities, Inc.	124,008	11,526,544
Boston Properties, Inc.	530,749	68,392,316
Douglas Emmett, Inc.	131,546	4,268,668
Mack-Cali Realty Corp.	1,722,778	44,034,206
New York (REIT), Inc.	318,400	3,129,872
Parkway Properties, Inc.	792,100	13,030,045
SL Green Realty Corp.	185,532	19,495,703
VEREIT, Inc.	1,332,800	11,835,264
		175,712,618
REITs - Regional Malls - 15.9%
General Growth Properties, Inc.	807,200	22,625,816
Pennsylvania Real Estate Investment Trust (SBI)	257,500	5,907,050
Simon Property Group, Inc.	689,723	138,751,575
Taubman Centers, Inc.	111,422	7,738,258
The Macerich Co.	153,600	11,685,888
		186,708,587
REITs - Shopping Centers - 9.4%
Acadia Realty Trust (SBI)	9,900	333,630
Brixmor Property Group, Inc.	271,100	6,845,275
Cedar Shopping Centers, Inc.	1,712,188	11,848,341
Federal Realty Investment Trust (SBI)	251,452	38,240,820
Kite Realty Group Trust	300,167	8,173,547
Ramco-Gershenson Properties Trust (SBI)	599,021	10,608,662
Urban Edge Properties	1,309,050	33,956,757
		110,007,032
REITs - Storage - 9.4%
Extra Space Storage, Inc.	638,500	54,240,575
Public Storage	231,157	56,589,545
		110,830,120
REITs - Warehouse/Industrial - 4.8%
DCT Industrial Trust, Inc.	880,675	35,552,850
Prologis, Inc.	291,806	13,250,910
Terreno Realty Corp.	322,067	7,333,466
		56,137,226
Specialized REITs - 0.0%
Gaming & Leisure Properties	17,800	583,662

TOTAL REAL ESTATE INVESTMENT TRUSTS		1,141,018,280

TOTAL COMMON STOCKS
(Cost $915,603,522)		1,153,039,940

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.38% (a)
(Cost $22,138,264)	22,138,264	22,138,264
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $937,741,786)		1,175,178,204
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,641,361)
NET ASSETS - 100%		$1,173,536,843

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,874
Fidelity Securities Lending Cash Central Fund	322
Total	$45,196

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $939,381,622. Net unrealized appreciation aggregated $235,796,582, of which $251,843,159 related to appreciated investment securities and $16,046,577 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

April 30, 2016

GAI-QTLY-0616
1.800339.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.3%
BorgWarner, Inc.	287,200	$10,316
Johnson Controls, Inc.	182,400	7,551
		17,867
Automobiles - 0.2%
General Motors Co.	253,000	8,045
Harley-Davidson, Inc.	95,600	4,573
		12,618
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	16,800	976
Dunkin' Brands Group, Inc.	203,500	9,463
Las Vegas Sands Corp.	224,500	10,136
Whitbread PLC	77,760	4,399
Yum! Brands, Inc. (a)	268,144	21,334
		46,308
Household Durables - 0.1%
Tupperware Brands Corp.	62,000	3,600
Leisure Products - 0.1%
NJOY, Inc. (b)(c)	671,365	86
Polaris Industries, Inc. (d)	95,800	9,377
		9,463
Media - 4.3%
Comcast Corp. Class A	1,735,200	105,431
Scripps Networks Interactive, Inc. Class A	540,489	33,699
Sinclair Broadcast Group, Inc. Class A	318,761	10,223
Time Warner, Inc.	1,083,717	81,430
Viacom, Inc. Class B (non-vtg.)	821,600	33,603
		264,386
Multiline Retail - 1.4%
Target Corp. (a)	1,090,175	86,669
Specialty Retail - 1.3%
Dick's Sporting Goods, Inc.	160,600	7,442
Foot Locker, Inc.	62,000	3,809
L Brands, Inc.	52,200	4,087
Lowe's Companies, Inc.	863,279	65,626
		80,964
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	79,400	7,401

TOTAL CONSUMER DISCRETIONARY		529,276

CONSUMER STAPLES - 7.1%
Beverages - 2.2%
Britvic PLC	175,700	1,807
Diageo PLC	969,314	26,206
PepsiCo, Inc.	190,214	19,584
The Coca-Cola Co.	1,969,503	88,234
		135,831
Food & Staples Retailing - 1.0%
CVS Health Corp.	409,704	41,175
Walgreens Boots Alliance, Inc.	241,984	19,184
		60,359
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	165,500	14,423
Household Products - 2.3%
Procter & Gamble Co. (a)	1,741,715	139,546
Personal Products - 0.1%
Edgewell Personal Care Co. (b)	99,800	8,191
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	130,923	15,992
Imperial Tobacco Group PLC	114,977	6,247
Philip Morris International, Inc. (a)	591,271	58,016
		80,255

TOTAL CONSUMER STAPLES		438,605

ENERGY - 12.4%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	393,600	19,034
Frank's International NV	44,200	736
Helmerich & Payne, Inc. (d)	126,400	8,358
National Oilwell Varco, Inc.	577,600	20,817
Oceaneering International, Inc.	654,000	23,969
Schlumberger Ltd.	226,632	18,208
		91,122
Oil, Gas & Consumable Fuels - 10.9%
Amyris, Inc. (b)	233,157	238
Anadarko Petroleum Corp.	122,000	6,437
Apache Corp.	1,046,768	56,944
Cabot Oil & Gas Corp.	217,100	5,080
Cenovus Energy, Inc. (d)	2,324,300	36,846
Chevron Corp.	1,497,396	153,004
ConocoPhillips Co.	1,332,500	63,680
EQT Midstream Partners LP	76,902	6,098
Golar LNG Ltd.	559,200	9,272
Imperial Oil Ltd.	1,439,100	47,725
Kinder Morgan, Inc.	2,369,800	42,088
Legacy Reserves LP	1,050,368	3,277
MPLX LP	222,947	7,177
PrairieSky Royalty Ltd. (d)	690,973	14,550
Suncor Energy, Inc.	3,206,350	94,118
Teekay LNG Partners LP	477,300	6,558
The Williams Companies, Inc.	2,838,472	55,038
Williams Partners LP	2,242,285	67,784
		675,914

TOTAL ENERGY		767,036

FINANCIALS - 21.5%
Banks - 14.1%
Bank of America Corp.	11,502,456	167,476
Citigroup, Inc.	3,238,430	149,875
Comerica, Inc.	701,700	31,155
Cullen/Frost Bankers, Inc.	80,200	5,132
Fifth Third Bancorp	429,700	7,868
JPMorgan Chase & Co. (a)	3,555,292	224,692
Lloyds Banking Group PLC	1,703,600	1,672
M&T Bank Corp.	243,700	28,835
PNC Financial Services Group, Inc.	359,854	31,588
Regions Financial Corp.	4,406,700	41,335
Standard Chartered PLC (United Kingdom)	1,377,975	11,116
SunTrust Banks, Inc.	1,653,966	69,037
U.S. Bancorp	1,848,573	78,916
Wells Fargo & Co.	571,641	28,571
		877,268
Capital Markets - 5.4%
Apollo Global Management LLC Class A	618,000	10,450
Ashmore Group PLC (d)	1,137,800	5,106
Charles Schwab Corp.	1,283,443	36,463
Franklin Resources, Inc.	146,900	5,485
Goldman Sachs Group, Inc.	7,600	1,247
Invesco Ltd.	534,443	16,573
KKR & Co. LP	2,312,743	31,453
Morgan Stanley	1,489,797	40,314
Northern Trust Corp.	898,164	63,841
Oaktree Capital Group LLC Class A	238,400	11,517
State Street Corp.	1,388,427	86,499
T. Rowe Price Group, Inc.	7,300	550
The Blackstone Group LP	822,500	22,569
		332,067
Diversified Financial Services - 0.4%
FactSet Research Systems, Inc.	18,400	2,774
McGraw Hill Financial, Inc.	190,200	20,323
		23,097
Insurance - 1.0%
Chubb Ltd.	23,300	2,746
Marsh & McLennan Companies, Inc.	389,007	24,566
MetLife, Inc.	424,940	19,165
Principal Financial Group, Inc.	289,800	12,369
Willis Group Holdings PLC	28,200	3,522
		62,368
Real Estate Investment Trusts - 0.4%
American Tower Corp.	77,200	8,097
Crown Castle International Corp.	122,500	10,643
First Potomac Realty Trust	57,018	480
Sabra Health Care REIT, Inc.	183,900	3,878
		23,098
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,004,468	12,847

TOTAL FINANCIALS		1,330,745

HEALTH CARE - 12.3%
Biotechnology - 2.1%
AbbVie, Inc.	641,900	39,156
Amgen, Inc.	274,603	43,470
Biogen, Inc. (b)	113,500	31,211
Celgene Corp. (b)	112,900	11,675
Gilead Sciences, Inc.	12,900	1,138
Intercept Pharmaceuticals, Inc. (b)	39,826	6,003
		132,653
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	765,804	29,790
Ansell Ltd. (b)	458,406	6,947
Becton, Dickinson & Co.	26,400	4,257
Medtronic PLC	879,130	69,583
Zimmer Biomet Holdings, Inc.	275,110	31,849
		142,426
Health Care Providers & Services - 1.1%
HealthSouth Corp. warrants 1/17/17 (b)	7,642	28
McKesson Corp.	313,187	52,559
Patterson Companies, Inc.	325,970	14,131
		66,718
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	609,900	24,957
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	228,100	16,464
GlaxoSmithKline PLC sponsored ADR	2,521,922	108,216
Innoviva, Inc. (d)	280,300	3,459
Johnson & Johnson (a)	1,254,669	140,623
Novartis AG sponsored ADR	21,844	1,659
Sanofi SA	228,283	18,817
Shire PLC sponsored ADR (d)	117,800	22,078
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,514,620	82,471
		393,787

TOTAL HEALTH CARE		760,541

INDUSTRIALS - 12.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.	16,000	2,248
Meggitt PLC	330,468	1,983
Rolls-Royce Group PLC	1,015,800	9,937
The Boeing Co.	555,389	74,866
United Technologies Corp.	467,582	48,802
		137,836
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	335,400	23,803
PostNL NV (b)	4,588,400	20,070
United Parcel Service, Inc. Class B	887,304	93,229
		137,102
Airlines - 0.2%
Copa Holdings SA Class A	227,154	14,481
Building Products - 0.1%
Lennox International, Inc.	56,700	7,652
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	161,400	6,069
Electrical Equipment - 1.0%
Eaton Corp. PLC	187,500	11,863
Emerson Electric Co.	519,600	28,386
Hubbell, Inc. Class B	198,039	20,945
		61,194
Industrial Conglomerates - 3.2%
General Electric Co. (a)	6,358,780	195,532
Machinery - 0.8%
Caterpillar, Inc.	4,000	311
CLARCOR, Inc.	25,400	1,493
Deere & Co.	229,500	19,303
Donaldson Co., Inc.	289,800	9,471
IMI PLC	179,300	2,450
Pentair PLC	36,600	2,126
Wabtec Corp.	75,500	6,261
Xylem, Inc.	130,900	5,469
		46,884
Professional Services - 0.1%
Nielsen Holdings PLC	103,600	5,402
Road & Rail - 2.4%
CSX Corp.	1,802,420	49,152
J.B. Hunt Transport Services, Inc.	528,040	43,764
Kansas City Southern	215,200	20,390
Norfolk Southern Corp.	203,199	18,310
Union Pacific Corp.	159,200	13,887
		145,503
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	66,200	5,131
W.W. Grainger, Inc. (d)	19,300	4,526
Watsco, Inc.	175,392	23,585
		33,242

TOTAL INDUSTRIALS		790,897

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	3,524,452	96,887
Internet Software & Services - 3.0%
Alphabet, Inc.:
Class A	140,307	99,321
Class C	120,646	83,609
Yahoo!, Inc. (b)	151,995	5,563
		188,493
IT Services - 5.2%
First Data Corp. (e)	1,631,010	18,577
First Data Corp. Class A (b)	140,000	1,595
IBM Corp.	441,104	64,375
MasterCard, Inc. Class A	680,100	65,963
Paychex, Inc. (a)	1,363,952	71,089
Sabre Corp.	107,254	3,105
Unisys Corp. (b)(d)	973,600	7,506
Visa, Inc. Class A	1,192,084	92,077
		324,287
Semiconductors & Semiconductor Equipment - 2.3%
Maxim Integrated Products, Inc.	535,900	19,142
Qualcomm, Inc.	2,265,746	114,465
Xilinx, Inc.	193,600	8,340
		141,947
Software - 3.6%
Microsoft Corp. (a)	3,737,499	186,389
Oracle Corp.	818,753	32,635
SS&C Technologies Holdings, Inc.	90,100	5,510
		224,534
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,665,994	156,170
EMC Corp.	2,561,000	66,868
HP, Inc.	59,800	734
Western Digital Corp.	571,400	23,350
		247,122

TOTAL INFORMATION TECHNOLOGY		1,223,270

MATERIALS - 2.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	330,600	10,933
E.I. du Pont de Nemours & Co.	312,146	20,574
Johnson Matthey PLC	16,800	709
LyondellBasell Industries NV Class A	194,200	16,055
Monsanto Co.	711,415	66,645
Potash Corp. of Saskatchewan, Inc.	1,405,700	24,872
		139,788
Containers & Packaging - 0.5%
Ball Corp.	65,300	4,661
International Paper Co.	27,400	1,186
Packaging Corp. of America	100,900	6,546
WestRock Co.	507,500	21,239
		33,632

TOTAL MATERIALS		173,420

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	763,974	38,917
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	1,487,100	52,182
PPL Corp.	64,800	2,439
		54,621
Multi-Utilities - 0.0%
Sempra Energy	6,200	641

TOTAL UTILITIES		55,262

TOTAL COMMON STOCKS
(Cost $5,646,483)		6,107,969

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	174,173	54,952
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	102,000	7,921

TOTAL CONVERTIBLE PREFERRED STOCKS		62,873

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	72,121,800	105
Rolls-Royce Group PLC (C Shares) (b)	32,482,080	47
		152
TOTAL PREFERRED STOCKS
(Cost $53,562)		63,025
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	3,470	3,177
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (c)	3,173	2,758
9.5% 4/15/19 (e)	5,075	4,098
Peabody Energy Corp. 4.75% 12/15/41 (f)	7,660	53
		6,909
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	10,230	8,887
TOTAL CONVERTIBLE BONDS
(Cost $26,422)		18,973
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.38% (g)	16,860,513	16,861
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	66,363,491	66,363
TOTAL MONEY MARKET FUNDS
(Cost $83,224)		83,224
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $5,809,691)		6,273,191
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(77,369)
NET ASSETS - 100%		$6,195,822

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
General Electric Co.	5/20/16 - $32.00	13,622	$327	$(95)
Johnson & Johnson	7/15/16 - $120.00	1,876	64	(45)
JPMorgan Chase & Co.	6/17/16 - $67.50	5,353	273	(195)
Microsoft Corp.	5/20/16 - $57.50	3,721	279	(6)
Paychex, Inc.	6/17/16 - $55.00	7,049	366	(159)
Philip Morris International, Inc.	6/17/16 - $95.00	1,646	249	(683)
Procter & Gamble Co.	7/15/16 - $85.00	4,339	95	(154)
Target Corp.	7/15/16 - $87.50	2,121	313	(74)
Yum Brands	7/15/16 - $87.50	2,605	597	(313)
TOTAL WRITTEN OPTIONS			$2,563	$(1,724)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $240,543,000.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,844,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,675,000 or 0.4% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/16	$3,173
NJOY, Inc.	2/14/14	$1,164

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12
Fidelity Securities Lending Cash Central Fund	514
Total	$526

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$529,276	$529,190	$--	$86
Consumer Staples	438,605	412,399	26,206	--
Energy	767,036	767,036	--	--
Financials	1,330,745	1,329,073	1,672	--
Health Care	815,493	741,724	73,769	--
Industrials	798,970	798,970	--	--
Information Technology	1,223,270	1,223,270	--	--
Materials	173,420	173,420	--	--
Telecommunication Services	38,917	38,917	--	--
Utilities	55,262	55,262	--	--
Corporate Bonds	18,973	--	18,973	--
Money Market Funds	83,224	83,224	--	--
Total Investments in Securities:	$6,273,191	$6,152,485	$120,620	$86
Derivative Instruments:
Liabilities
Written Options	$(1,724)	$(1,724)	$--	$--
Total Liabilities	$(1,724)	$(1,724)	$--	$--
Total Derivative Instruments:	$(1,724)	$(1,724)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $5,823,007,000. Net unrealized appreciation aggregated $450,184,000, of which $933,261,000 related to appreciated investment securities and $483,077,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

April 30, 2016

LSF-QTLY-0616
1.800341.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 2.0%
Delphi Automotive PLC	490,700	$36,130
Tenneco, Inc. (a)	674,800	35,967
		72,097
Automobiles - 5.4%
Ford Motor Co.	6,012,933	81,535
General Motors Co.	3,133,537	99,646
General Motors Co.:
warrants 7/10/16 (a)	482,521	10,485
warrants 7/10/19 (a)	482,521	6,697
		198,363
Diversified Consumer Services - 6.4%
Service Corp. International	8,804,027	234,803
Hotels, Restaurants & Leisure - 1.1%
ARAMARK Holdings Corp.	987,744	33,099
Penn National Gaming, Inc. (a)	360,340	5,812
Red Rock Resorts, Inc.	5,847	98
		39,009
Household Durables - 2.6%
Hovnanian Enterprises, Inc. Class A (a)(b)	1,419,000	2,370
Lennar Corp. Class A	677,100	30,679
Newell Brands, Inc.	1,346,943	61,340
		94,389
Media - 4.4%
Cinemark Holdings, Inc.	1,853,345	64,218
Comcast Corp. Class A	1,223,934	74,366
Gray Television, Inc. (a)	1,232,064	15,832
Nexstar Broadcasting Group, Inc. Class A (b)	178,698	9,173
		163,589
Specialty Retail - 0.7%
Armstrong Flooring, Inc. (a)	136,750	1,991
Sally Beauty Holdings, Inc. (a)	808,000	25,371
		27,362

TOTAL CONSUMER DISCRETIONARY		829,612

CONSUMER STAPLES - 2.3%
Food Products - 1.7%
ConAgra Foods, Inc.	541,700	24,138
Darling International, Inc. (a)	2,698,383	39,100
		63,238
Personal Products - 0.6%
Revlon, Inc. (a)	553,261	20,155

TOTAL CONSUMER STAPLES		83,393

ENERGY - 6.7%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	110,000	1,316
Halliburton Co.	1,126,593	46,540
SAExploration Holdings, Inc. (a)(c)	1,257,304	805
Schlumberger Ltd.	109,400	8,789
		57,450
Oil, Gas & Consumable Fuels - 5.1%
Continental Resources, Inc. (a)(b)	1,184,374	44,130
Hess Corp.	825,110	49,193
QEP Resources, Inc.	901,000	16,155
Valero Energy Corp.	1,056,166	62,176
Whiting Petroleum Corp. (a)(b)	1,439,895	17,279
		188,933

TOTAL ENERGY		246,383

FINANCIALS - 12.1%
Banks - 9.2%
Bank of America Corp.	7,243,199	105,461
Barclays PLC sponsored ADR	2,083,121	20,935
CIT Group, Inc.	229,310	7,927
Citigroup, Inc.	1,664,147	77,017
Huntington Bancshares, Inc.	4,806,680	48,355
Regions Financial Corp.	4,496,280	42,175
SunTrust Banks, Inc.	895,500	37,378
		339,248
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	123,112	1,459
Consumer Finance - 1.0%
American Express Co.	542,948	35,525
Insurance - 0.5%
Lincoln National Corp.	435,700	18,931
Real Estate Investment Trusts - 0.8%
Gaming & Leisure Properties	430,875	14,128
Host Hotels & Resorts, Inc.	1,016,122	16,075
		30,203
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	463,840	16,578
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,191

TOTAL FINANCIALS		445,135

HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 5.0%
Boston Scientific Corp. (a)	8,457,056	185,379
Health Care Providers & Services - 6.7%
Community Health Systems, Inc. (a)	1,213,027	23,145
DaVita HealthCare Partners, Inc. (a)	532,952	39,385
HCA Holdings, Inc. (a)	532,479	42,928
Tenet Healthcare Corp. (a)	2,965,644	93,981
Universal Health Services, Inc. Class B	334,505	44,717
		244,156
Life Sciences Tools & Services - 0.8%
PRA Health Sciences, Inc. (a)	651,400	30,909
Pharmaceuticals - 3.1%
Johnson & Johnson	153,000	17,148
Merck & Co., Inc.	1,390,800	76,271
Sanofi SA sponsored ADR	469,434	19,294
		112,713

TOTAL HEALTH CARE		573,157

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	426,776	48,768
Huntington Ingalls Industries, Inc.	210,260	30,439
Textron, Inc.	602,700	23,312
		102,519
Airlines - 4.4%
American Airlines Group, Inc.	860,580	29,854
Delta Air Lines, Inc.	2,531,601	105,492
Southwest Airlines Co.	571,283	25,485
		160,831
Building Products - 0.7%
Allegion PLC	246,500	16,133
Armstrong World Industries, Inc. (a)	273,500	11,162
		27,295
Commercial Services & Supplies - 1.1%
Civeo Corp. (a)	540,932	822
Deluxe Corp.	431,413	27,084
Tyco International Ltd.	328,233	12,644
		40,550
Electrical Equipment - 0.7%
Emerson Electric Co.	163,500	8,932
Generac Holdings, Inc. (a)(b)	490,557	18,700
		27,632
Machinery - 1.3%
Ingersoll-Rand PLC	648,800	42,522
Pentair PLC	78,757	4,574
		47,096
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	565,366	582
Genco Shipping & Trading Ltd. (a)	8,314	9
Navios Maritime Holdings, Inc. (b)	2,162,794	2,530
		3,121
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,200,900	11,120
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	147,000	9,839

TOTAL INDUSTRIALS		430,003

INFORMATION TECHNOLOGY - 8.2%
Electronic Equipment & Components - 2.0%
Avnet, Inc.	594,313	24,438
Belden, Inc.	510,764	32,250
Corning, Inc.	726,800	13,569
TTM Technologies, Inc. (a)	381,564	2,488
		72,745
Internet Software & Services - 0.5%
VeriSign, Inc. (a)(b)	194,300	16,788
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,851,000	3,110
Semiconductors & Semiconductor Equipment - 4.2%
Intersil Corp. Class A	1,460,387	17,072
Micron Technology, Inc. (a)	2,079,945	22,359
NXP Semiconductors NV (a)	1,259,664	107,424
ON Semiconductor Corp. (a)	948,068	8,978
		155,833
Software - 0.5%
Citrix Systems, Inc. (a)	230,899	18,897
Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (a)	1,117,931	32,521

TOTAL INFORMATION TECHNOLOGY		299,894

MATERIALS - 13.0%
Chemicals - 8.0%
LyondellBasell Industries NV Class A	3,565,555	294,767
Phosphate Holdings, Inc. (a)	307,500	1
		294,768
Containers & Packaging - 3.6%
Sealed Air Corp.	483,434	22,895
WestRock Co.	2,590,728	108,422
		131,317
Metals & Mining - 0.5%
Alcoa, Inc. (b)	1,432,700	16,003
Ormet Corp. (a)(c)	1,075,000	0
		16,003
Paper & Forest Products - 0.9%
Kapstone Paper & Packaging Corp.	989,200	15,718
Neenah Paper, Inc.	266,200	17,327
		33,045

TOTAL MATERIALS		475,133

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Frontier Communications Corp. (b)	5,528,256	30,737
Intelsat SA (a)(b)	1,144,700	4,522
Level 3 Communications, Inc. (a)	514,400	26,883
		62,142
UTILITIES - 1.3%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	13,730
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	2,167,700	34,206

TOTAL UTILITIES		47,936

TOTAL COMMON STOCKS
(Cost $2,308,620)		3,492,788

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $10,975)	439,013	11,006
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.5%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,786	2,633
SAExploration Holdings, Inc. 10% 7/15/19	9,032	5,148
		7,781
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	7,675	6,409
3.875% 3/15/23	7,675	6,409
		12,818
TOTAL NONCONVERTIBLE BONDS
(Cost $19,515)		20,599
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	105,731,351	105,731
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	94,767,902	94,768
TOTAL MONEY MARKET FUNDS
(Cost $200,499)		200,499
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $2,539,609)		3,724,892
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(55,059)
NET ASSETS - 100%		$3,669,833

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$206
Fidelity Securities Lending Cash Central Fund	1,133
Total	$1,339

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$63,611	$--	$30,602	$--	$--
OMNOVA Solutions, Inc.	20,154	--	15,824	--	--
Ormet Corp.	$5	$--	$--	$--	$--
SAExploration Holdings, Inc.	--	--	--	--	805
Total	$83,770	$--	$46,426	$--	$805

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$829,612	$829,514	$98	$--
Consumer Staples	83,393	83,393	--	--
Energy	246,383	246,383	--	--
Financials	456,141	456,141	--	--
Health Care	573,157	573,157	--	--
Industrials	430,003	430,003	--	--
Information Technology	299,894	299,894	--	--
Materials	475,133	475,133	--	--
Telecommunication Services	62,142	62,142	--	--
Utilities	47,936	47,936	--	--
Corporate Bonds	20,599	--	20,599	--
Money Market Funds	200,499	200,499	--	--
Total Investments in Securities:	$3,724,892	$3,704,195	$20,697	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,540,407,000. Net unrealized appreciation aggregated $1,184,485,000, of which $1,429,739,000 related to appreciated investment securities and $245,254,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

April 30, 2016

REI-QTLY-0616
1.800347.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)(b)	4,620	$5,712,307
FINANCIALS - 31.3%
Capital Markets - 0.5%
Ellington Financial LLC	1,140,284	19,396,231
Real Estate Investment Trusts - 30.2%
Acadia Realty Trust (SBI) (c)	3,825,649	128,924,371
AG Mortgage Investment Trust, Inc.	781,700	10,466,963
American Campus Communities, Inc.	162,400	7,267,400
American Tower Corp.	208,100	21,825,528
Annaly Capital Management, Inc.	1,329,400	13,852,348
Anworth Mortgage Asset Corp.	1,148,310	5,420,023
Apartment Investment & Management Co. Class A	1,140,100	45,672,406
Arbor Realty Trust, Inc. (c)	3,058,527	20,430,960
AvalonBay Communities, Inc.	115,200	20,366,208
Boardwalk (REIT)	197,100	8,435,698
Care Capital Properties, Inc.	97,603	2,603,072
CBL & Associates Properties, Inc. (d)	1,906,873	22,272,277
Cedar Shopping Centers, Inc.	829,910	5,742,977
Chimera Investment Corp.	213,900	3,037,380
Community Healthcare Trust, Inc.	338,862	6,167,288
CYS Investments, Inc.	1,440,739	11,684,393
Douglas Emmett, Inc.	353,600	11,474,320
Dynex Capital, Inc. (d)	1,668,486	10,845,159
Ellington Residential Mortgage REIT	260,000	3,190,200
Equity Lifestyle Properties, Inc.	2,472,660	169,352,482
Extra Space Storage, Inc.	386,400	32,824,680
First Potomac Realty Trust	1,352,544	11,374,895
Five Oaks Investment Corp.	479,100	2,898,555
Great Ajax Corp.	618,188	8,419,721
Hatteras Financial Corp.	746,600	11,863,474
Invesco Mortgage Capital, Inc.	874,600	11,238,610
Lexington Corporate Properties Trust	5,367,482	47,126,492
MFA Financial, Inc.	17,978,622	124,232,278
Mid-America Apartment Communities, Inc.	490,200	46,917,042
Monmouth Real Estate Investment Corp. Class A (d)	612,473	7,043,440
Monogram Residential Trust, Inc.	507,800	5,144,014
National Retail Properties, Inc.	244,200	10,686,192
New Residential Investment Corp.	1,866,600	22,585,860
New Senior Investment Group, Inc.	1,942,525	20,979,270
Newcastle Investment Corp.	1,840,830	7,989,202
NorthStar Realty Finance Corp.	1,651,400	21,121,406
Potlatch Corp.	877,240	30,896,393
Sabra Health Care REIT, Inc.	1,096,467	23,124,489
Select Income REIT	456,800	10,574,920
Senior Housing Properties Trust (SBI)	2,994,400	52,641,552
Simon Property Group, Inc.	55,900	11,245,403
Store Capital Corp.	981,300	25,189,971
Terreno Realty Corp.	1,728,064	39,348,017
Two Harbors Investment Corp.	2,742,680	21,475,184
Ventas, Inc.	1,521,086	94,489,862
VEREIT, Inc.	1,618,034	14,368,142
Weyerhaeuser Co.	353,700	11,360,844
WP Carey, Inc.	880,700	53,801,963
WP Glimcher, Inc.	388,463	4,074,977
		1,314,068,301
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	414,000	13,990,277
Kennedy-Wilson Holdings, Inc.	556,821	12,032,902
		26,023,179

TOTAL FINANCIALS		1,359,487,711

TOTAL COMMON STOCKS
(Cost $1,205,278,648)		1,365,200,018

Preferred Stocks - 19.0%
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. Series D 7.00% (a)	236,759	7,256,663
Equity Commonwealth 6.50% (a)	31,237	796,544
Lexington Corporate Properties Trust Series C, 6.50%	468,742	23,085,544
		31,138,751
Nonconvertible Preferred Stocks - 18.3%
FINANCIALS - 18.3%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,537,179
Real Estate Investment Trusts - 18.0%
AG Mortgage Investment Trust, Inc.:
8.00%	587,287	13,830,609
8.25%	36,505	885,246
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,876,908
American Capital Agency Corp.:
8.00%	200,000	5,180,000
Series B, 7.75%	427,100	10,626,248
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,081,637
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	1
Series B, 9.25% (a)	124,100	1
American Homes 4 Rent:
Series A, 5.00%	581,770	15,393,634
Series B, 5.00%	376,380	10,102,039
Series C, 5.50%	906,339	24,063,300
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,458,836
Series C, 7.625%	326,429	8,239,068
Series D, 7.50%	621,976	15,549,400
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,926,528
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,377,525
Apollo Residential Mortgage, Inc. Series A, 8.00%	409,843	9,705,082
Arbor Realty Trust, Inc.:
7.375% (c)	430,605	10,592,883
Series A, 8.25% (c)	189,089	4,672,389
Series B, 7.75% (c)	240,000	5,472,000
Series C, 8.50% (c)	100,000	2,405,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,291,269
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,172,650
Series E, 9.00%	167,951	4,235,724
Bluerock Residental Growth (REIT), Inc. Series A 8.25%	478,375	12,102,888
Brandywine Realty Trust Series E, 6.90%	95,000	2,502,300
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,928,452
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,241,392
Series E, 6.625%	222,063	5,464,970
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,726,350
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,059,928
Colony Financial, Inc.:
7.125%	461,815	10,460,110
Series A, 8.50%	283,920	7,296,744
Series B, 7.50%	108,867	2,666,153
Coresite Realty Corp. Series A, 7.25%	369,799	9,629,566
Corporate Office Properties Trust Series L, 7.375%	167,140	4,322,240
CubeSmart Series A, 7.75%	40,000	1,040,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,886,688
Series B, 7.50%	496,667	11,587,241
DDR Corp.:
Series J, 6.50%	340,721	8,947,333
Series K, 6.25%	228,888	6,049,510
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,631,763
Series G, 5.875%	145,444	3,700,095
Series H, 7.375%	50,000	1,390,000
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,701,591
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,710,368
Series B, 7.625%	252,120	5,644,967
Equity Commonwealth Series E, 7.25%	648,952	16,223,800
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,722,851
First Potomac Realty Trust 7.75%	39,436	1,011,533
Five Oaks Investment Corp. Series A, 8.75%	142,000	2,847,100
General Growth Properties, Inc. Series A, 6.375%	166,463	4,544,440
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,877,944
Hatteras Financial Corp. Series A, 7.625%	672,961	16,628,866
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,136,592
Series C, 6.875%	50,000	1,310,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,062,840
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	2,898,537
Series B, 7.75%	804,730	18,669,736
Investors Real Estate Trust Series B, 7.95%	126,572	3,287,075
iStar Financial, Inc.:
Series D, 8.00%	70,367	1,533,297
Series E, 7.875%	281,296	5,949,410
Series F, 7.80%	451,476	9,526,144
Series G, 7.65%	10,497	221,487
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,207,811
Series H, 6.375%	143,296	3,695,604
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,570,853
Series I, 6.375%	354,698	9,098,004
MFA Financial, Inc.:
8.00%	538,930	13,710,379
Series B, 7.50%	616,232	15,307,203
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,100,000
Series B, 7.875%	95,000	2,522,250
National Retail Properties, Inc.:
5.70%	301,404	7,923,911
Series D, 6.625%	222,138	5,824,458
New York Mortgage Trust, Inc.:
7.875%	206,188	4,360,876
Series B, 7.75%	239,697	5,158,279
Newcastle Investment Corp. Series B, 9.75%	14,174	351,090
NorthStar Realty Finance Corp.:
Series A 8.75%	7,890	188,966
Series B, 8.25%	373,313	8,586,199
Series C, 8.875%	329,101	7,997,154
Series D, 8.50%	238,715	5,490,445
Series E, 8.75%	467,633	11,012,757
Pebblebrook Hotel Trust:
Series B, 8.00%	185,085	4,771,491
Series C, 6.50%	204,321	5,263,309
Pennsylvania (REIT) 7.375%	100,510	2,602,204
Prologis, Inc. Series Q, 8.54%	94,446	6,460,701
PS Business Parks, Inc.:
Series S, 6.45%	93,809	2,441,848
Series T, 6.00%	198,899	5,231,044
Series U, 5.75%	600	15,366
Public Storage 6.375%	122,000	3,420,880
RAIT Financial Trust:
7.125%	336,786	7,773,021
7.625%	224,590	4,415,439
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,987,505
Series 7, 6.00%	176,250	4,732,313
Resource Capital Corp. 8.625%	156,870	2,942,881
Retail Properties America, Inc. 7.00%	394,411	10,558,382
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,367,040
Saul Centers, Inc. Series C, 6.875%	315,478	8,394,870
Stag Industrial, Inc.:
6.875%	83,000	2,182,900
Series A, 9.00%	280,000	7,406,000
Series B, 6.625%	80,300	2,043,635
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,668,777
Series B, 7.875%	190,173	4,954,007
Series C, 7.125%	153,212	3,998,833
Sun Communities, Inc. Series A, 7.125%	375,000	9,787,500
Sunstone Hotel Investors, Inc. Series E, 6.95%	42,000	1,143,240
Taubman Centers, Inc. Series K, 6.25%	157,322	4,090,372
Terreno Realty Corp. Series A, 7.75%	213,890	5,554,723
UMH Properties, Inc.:
8.00%	323,500	9,028,885
Series A, 8.25%	600,200	15,605,200
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,227,200
Series F, 7.125%	210,000	5,581,800
VEREIT, Inc. Series F, 6.70%	2,038,849	52,459,585
Wells Fargo Real Estate Investment Corp. 6.375%	137,600	3,760,608
Welltower, Inc. 6.50%	81,600	2,141,184
WP Glimcher, Inc.:
6.875%	256,115	6,564,227
7.50%	198,527	5,133,908
		785,097,895
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,425,239
TOTAL FINANCIALS		797,060,313
TOTAL PREFERRED STOCKS
(Cost $808,706,839)		828,199,064
	Principal Amount	Value

Corporate Bonds - 18.7%
Convertible Bonds - 5.6%
FINANCIALS - 5.6%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (e)	2,000,000	1,995,000
Diversified Financial Services - 0.7%
RWT Holdings, Inc. 5.625% 11/15/19	32,880,000	30,886,650
Real Estate Investment Trusts - 4.1%
American Realty Capital Properties, Inc. 3.75% 12/15/20	25,928,000	25,247,390
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,666,500
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	8,171,406
Colony Financial, Inc.:
3.875% 1/15/21	15,580,000	14,333,600
5% 4/15/23	26,083,000	23,865,945
Colony Starwood Homes 4.5% 10/15/17	1,965,000	2,010,441
PennyMac Corp. 5.375% 5/1/20	18,970,000	17,464,256
RAIT Financial Trust 4% 10/1/33	39,190,000	35,271,000
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	13,882,313
Resource Capital Corp.:
6% 12/1/18	3,490,000	3,265,331
8% 1/15/20	16,490,000	15,908,398
Starwood Property Trust, Inc.:
3.75% 10/15/17	3,230,000	3,207,794
4.55% 3/1/18	7,586,000	7,718,755
		176,013,129
Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	840,000	802,725
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (e)	37,320,000	35,920,500
TOTAL FINANCIALS		245,618,004
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (e)	1,675,000	1,651,969
FelCor Lodging LP:
5.625% 3/1/23	2,000,000	2,055,000
6% 6/1/25	2,025,000	2,090,813
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,166,200
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,584,208	8,864,811
		18,828,793
Household Durables - 3.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	12,145,000	10,414,338
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	3,725,000	3,449,425
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	2,270,000	2,043,000
6.5% 12/15/20 (e)	7,340,000	7,193,200
Calatlantic Group, Inc.:
5.875% 11/15/24	3,250,000	3,436,875
8.375% 5/15/18	13,458,000	14,938,380
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,248,063
4.75% 5/15/17	2,000,000	2,055,000
5.75% 8/15/23	2,510,000	2,748,450
KB Home:
8% 3/15/20	8,465,000	9,142,200
9.1% 9/15/17	4,985,000	5,358,875
Lennar Corp.:
4.125% 12/1/18	5,520,000	5,664,900
4.5% 6/15/19	1,830,000	1,892,906
4.5% 11/15/19	2,000,000	2,076,250
M/I Homes, Inc. 6.75% 1/15/21	3,180,000	3,180,000
Meritage Homes Corp.:
6% 6/1/25	4,000,000	4,080,000
7% 4/1/22	7,525,000	8,070,563
7.15% 4/15/20	7,060,000	7,518,900
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,718,275
8.4% 5/15/17	5,420,000	5,758,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	4,089,750
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	3,909,450
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,849,613
William Lyon Homes, Inc.:
7% 8/15/22	5,180,000	5,050,500
8.5% 11/15/20	15,550,000	16,133,125
		136,020,788
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,352,000
TOTAL CONSUMER DISCRETIONARY		156,201,581
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	428,368	462,102
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	2,505,000	2,404,800
		2,866,902
FINANCIALS - 8.8%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP 3.85% 2/1/25	8,384,000	8,156,559
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,509,800
6% 8/1/20	8,000,000	7,980,800
		19,647,159
Real Estate Investment Trusts - 5.6%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,075,120
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	15,485,882
CBL & Associates LP:
4.6% 10/15/24	14,189,000	12,998,202
5.25% 12/1/23	1,000,000	962,107
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,735,280
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,440,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	12,182,000	12,273,365
CubeSmart LP 4.8% 7/15/22	2,000,000	2,196,380
DDR Corp.:
7.5% 7/15/18	8,756,000	9,726,463
7.875% 9/1/20	4,637,000	5,593,581
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,050,000
HCP, Inc. 4% 6/1/25	1,000,000	990,347
Health Care Property Investors, Inc.:
5.625% 5/1/17	2,980,000	3,083,034
6% 1/30/17	2,383,000	2,457,087
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,589,646
4.125% 4/1/19	2,000,000	2,102,406
6.2% 6/1/16	2,750,000	2,760,626
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	3,971,982
5.75% 1/15/21	3,095,000	3,455,868
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,603,982
5.85% 3/15/17	2,800,000	2,898,820
Hospitality Properties Trust:
5% 8/15/22	3,177,000	3,359,874
5.625% 3/15/17	915,000	942,187
HRPT Properties Trust:
6.25% 6/15/17	1,055,000	1,079,361
6.65% 1/15/18	4,246,000	4,448,908
iStar Financial, Inc.:
4% 11/1/17	27,605,000	27,190,925
5% 7/1/19	15,000,000	14,550,000
5.85% 3/15/17	3,587,000	3,656,972
7.125% 2/15/18	5,725,000	5,882,438
9% 6/1/17	9,175,000	9,587,875
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	3,610,000	3,790,500
6.375% 3/1/24	4,000,000	4,260,000
6.875% 5/1/21	2,000,000	2,072,500
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	1,995,896
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,364,601
4.95% 4/1/24	2,898,000	2,965,419
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,107,500
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,331,432
Select Income REIT 4.5% 2/1/25	12,956,000	12,503,473
Senior Housing Properties Trust:
3.25% 5/1/19	2,882,000	2,879,167
4.75% 5/1/24	12,966,000	12,564,456
6.75% 4/15/20	13,624,000	14,948,852
6.75% 12/15/21	8,000,000	8,838,776
WP Carey, Inc. 4% 2/1/25	5,000,000	4,796,790
		244,568,080
Real Estate Management & Development - 2.3%
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,210,557
5.25% 3/15/25	3,295,000	3,428,533
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)	16,365,000	16,692,300
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,172,070
Howard Hughes Corp. 6.875% 10/1/21 (e)	16,730,000	16,939,125
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	7,310,800
Kennedy-Wilson, Inc. 5.875% 4/1/24	16,495,000	16,123,863
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,692,517
6.05% 9/1/16	2,500,000	2,532,985
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (e)	4,805,000	4,985,188
5.25% 12/1/21 (e)	8,290,000	8,663,050
Regency Centers LP 5.875% 6/15/17	300,000	313,749
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	7,000,000	6,982,500
5.625% 3/1/24 (e)	2,270,000	2,213,250
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,262,000	2,374,340
Wells Operating Partnership II LP 5.875% 4/1/18	3,000,000	3,185,439
		101,820,266
Thrifts & Mortgage Finance - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,659,900
Ocwen Financial Corp. 6.625% 5/15/19	18,603,000	14,231,295
		18,891,195
TOTAL FINANCIALS		384,926,700
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,280,000	4,162,300
5.5% 2/1/21	12,305,000	12,428,050
		16,590,350
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,057,625
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,222,480

TOTAL NONCONVERTIBLE BONDS		567,865,638

TOTAL CORPORATE BONDS
(Cost $805,807,379)		813,483,642

Asset-Backed Securities - 2.2%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9413% 6/17/31 (e)(f)	6,698,000	6,393,026
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	3,111,715
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,472,592
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	1,989,373
Class F, 5.885% 4/17/52 (e)	2,000,000	1,891,782
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	7,327,000	7,499,426
Class XS, 0% 10/17/45 (e)(g)	4,866,638	0
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.9388% 3/20/50 (e)(f)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	743,650	745,060
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	499,848	413,384
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	288,757	143,108
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	4,848,748	5,034,536
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (f)	1,377,939	1,354,319
Series 1997-3 Class M1, 7.53% 3/15/28	6,672,339	6,665,150
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.082% 12/17/30 (e)(f)	1,750,000	1,689,742
Series 2014-SFR1:
Class E, 3.6913% 6/17/31 (e)(f)	10,000,000	9,736,705
Class F, 4.1913% 6/17/31 (e)(f)	9,504,000	9,120,815
Series 2014-SFR3:
Class E, 4.9413% 12/17/31 (e)(f)	4,336,000	4,357,704
Class F, 5.4413% 12/17/31 (e)(f)	2,215,000	2,196,793
Series 2015-SFR2 Class E, 3.5881% 6/17/32 (e)(f)	2,450,000	2,344,196
Series 2015-SFR3 Class F, 5.1913% 8/17/32 (e)(f)	2,000,000	1,958,098
Series 2015-SRF1 Class F, 4.741% 3/17/32 (e)(f)	5,500,000	5,308,482
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	925,880	630,552
Merit Securities Corp. Series 13 Class M1, 7.8388% 12/28/33 (f)	1,923,000	2,004,237
Progress Residential Trust:
Series 2015-SFR1 Class E, 4.436% 2/17/32 (e)(f)	1,500,000	1,481,723
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	2,953,216
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.9913% 1/17/32 (e)(f)	4,071,000	3,955,237
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.2706% 2/5/36 (e)(f)	4,004,831	400
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (e)(f)	2,514,402	2,444,753
Class F, 2.3276% 11/21/40 (e)(f)	250,000	156,954
TOTAL ASSET-BACKED SECURITIES
(Cost $99,174,768)		95,053,303

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6722% 7/25/33 (e)(f)	161,169	23,682
Series 2003-R3 Class B2, 5.5% 11/25/33 (e)	409,147	15,237
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3615% 12/25/46 (e)(f)	4,500,000	4,873,020
Series 2010-K7 Class B, 5.441% 4/25/20 (e)(f)	3,200,000	3,534,115
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	443,008	448,376
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.3919% 6/10/35 (e)(f)	92,124	82,368
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	6,858	6,430
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.9285% 12/10/35 (e)(f)	113,429	17,307
Series 2004-A Class B7, 4.6785% 2/10/36 (e)(f)	116,274	36,057
Series 2004-B Class B7, 4.4285% 2/10/36 (e)(f)	141,560	40,734

TOTAL PRIVATE SPONSOR		9,077,326

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (b)	80,005	13,036
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2332% 2/25/42 (e)(f)	66,889	48,087
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.162% 12/25/42 (b)(f)	100,834	16,416
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1709% 6/25/43 (e)(f)	101,389	67,742
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.0673% 10/25/42 (e)(f)	45,827	11,473

TOTAL U.S. GOVERNMENT AGENCY		156,754

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,217,536)		9,234,080

Commercial Mortgage Securities - 14.6%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,227,086
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.3386% 11/10/42 (f)	870,570	869,826
Series 2005-5 Class D, 5.3811% 10/10/45 (f)	3,508,225	3,508,831
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	732,783
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (e)(f)	5,621,000	5,271,625
Class F, 4.2844% 9/10/28 (e)(f)	4,074,000	3,676,890
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7278% 4/12/38 (e)(f)	2,520,000	2,525,970
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.477% 3/11/39 (f)	5,700,000	5,453,165
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.4666% 8/15/29 (e)(f)	2,500,000	2,295,150
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1828% 8/15/26 (e)(f)	2,500,000	2,496,264
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.433% 11/15/19 (e)(f)	4,905,000	4,851,079
Class F, 3.0167% 11/15/19 (e)(f)	1,650,000	1,549,348
Class MZA, 6.4095% 11/15/19 (e)(f)	22,106,000	22,052,099
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class F, 5.4883% 4/10/29 (e)	9,710,000	8,908,919
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.4362% 2/15/31 (e)(f)	5,769,000	5,442,562
Series 2015-SMRT Class F, 3.7859% 4/10/28 (e)(f)	9,911,000	9,312,184
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2% 2/15/33 (e)(f)	2,100,000	2,113,220
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1031% 9/10/46 (e)(f)	5,254,000	4,841,659
Series 2015-SHP2 Class E, 4.783% 7/15/27 (e)(f)	2,933,000	2,732,573
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,139,432
Series 2012-CR5 Class D, 4.3377% 12/10/45 (e)(f)	2,000,000	1,933,801
Series 2013-CR10 Class D, 4.7904% 8/10/46 (e)(f)	2,000,000	1,742,401
Series 2013-CR12 Class D, 5.0841% 10/10/46 (e)(f)	4,500,000	4,049,827
Series 2013-CR9 Class D, 4.2544% 7/10/45 (e)(f)	1,404,000	1,273,024
Series 2013-LC6 Class D, 4.2852% 1/10/46 (e)(f)	4,684,000	4,277,066
Series 2014-UBS2 Class D, 5.0152% 3/10/47 (e)(f)	3,713,000	3,145,559
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (e)	1,488,491	1,452,539
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3634% 5/15/45 (f)	1,000,000	1,076,843
Class D, 5.3634% 5/15/45 (e)(f)	5,550,000	5,341,284
Series 2012-CR2:
Class D, 4.8615% 8/15/45 (e)(f)	4,500,000	4,473,427
Class E, 4.8615% 8/15/45 (e)(f)	6,000,000	5,604,851
Series 2012-LC4:
Class C, 5.644% 12/10/44 (f)	2,000,000	2,168,959
Class D, 5.644% 12/10/44 (e)(f)	8,000,000	7,790,171
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (e)(f)	10,746,000	9,417,490
Series 2015-WEST Class F, 4.2268% 2/10/37 (e)(f)	12,745,000	10,789,168
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	881,450	911,586
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	948,933	955,520
CSMC Trust floater Series 2015-DEAL:
Class E, 4.433% 4/15/29 (e)(f)	2,000,000	1,881,994
Class F, 5.183% 4/15/29 (e)(f)	5,053,000	4,690,356
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)	10,853,000	10,110,461
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6987% 11/10/46 (e)(f)	12,771,000	13,185,880
Class G, 4.652% 11/10/46 (e)	9,843,000	8,251,251
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (e)	500,000	502,004
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (f)(g)	12,206,096	1,277,073
Series K012 Class X3, 2.2519% 1/25/41 (f)(g)	20,724,988	1,923,772
Series K013 Class X3, 2.9088% 1/25/43 (f)(g)	14,360,000	1,639,784
Series KAIV Class X2, 3.6147% 6/25/46 (f)(g)	7,430,000	1,188,746
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (e)(f)	9,164,000	8,593,752
Class FFX, 3.4949% 12/15/19 (e)(f)	8,032,000	7,393,540
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)	412,715	425,972
GP Portfolio Trust Series 2014-GPP Class E, 4.2862% 2/15/27 (e)(f)	2,823,000	2,668,715
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8919% 7/10/38 (f)	506,303	506,187
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0756% 8/10/43 (e)(f)	4,000,000	4,302,361
Class E, 4% 8/10/43 (e)	3,770,000	3,471,944
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1849% 12/10/43 (e)(f)	3,000,000	3,066,454
Series 2011-GC5:
Class C, 5.3155% 8/10/44 (e)(f)	9,000,000	9,686,815
Class D, 5.3155% 8/10/44 (e)(f)	7,000,000	7,128,021
Class E, 5.3155% 8/10/44 (e)(f)	4,049,000	3,518,877
Class F, 4.5% 8/10/44 (e)	4,500,000	3,406,172
Series 2012-GC6:
Class C, 5.6309% 1/10/45 (e)(f)	3,600,000	3,902,615
Class D, 5.6309% 1/10/45 (e)(f)	2,000,000	1,944,976
Class E, 5% 1/10/45 (e)(f)	4,516,000	3,800,841
Series 2012-GCJ7:
Class C, 5.7231% 5/10/45 (f)	6,500,000	6,903,832
Class D, 5.7231% 5/10/45 (e)(f)	9,205,000	8,739,187
Class E, 5% 5/10/45 (e)	6,920,000	5,601,030
Series 2012-GCJ9 Class D, 4.854% 11/10/45 (e)(f)	4,504,000	4,188,848
Series 2013-GC16:
Class D, 5.316% 11/10/46 (e)(f)	3,750,000	3,466,875
Class F, 3.5% 11/10/46(e)	7,303,000	4,932,943
Series 2014-NEW Class D, 3.79% 1/10/31 (e)	2,510,000	2,412,992
Series 2016-RENT Class F, 4.202% 2/10/29 (e)(f)	15,890,000	14,335,009
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.6862% 7/15/29 (e)(f)	7,241,000	6,764,936
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (e)(f)	5,000,000	5,019,411
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.082% 12/17/30 (e)(f)	1,500,000	1,445,826
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4426% 1/12/37 (e)(f)	1,000,000	984,243
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (e)(f)	3,000,000	3,501,936
Class D, 7.4455% 12/5/27 (e)(f)	9,550,000	11,147,499
Series 2010-CNTR:
Class D, 6.184% 8/5/32 (e)(f)	4,500,000	5,087,202
Class XB, 0.9307% 8/5/32 (e)(f)(g)	32,655,000	1,021,504
Series 2012-CBX:
Class C, 5.2203% 6/15/45 (f)	4,530,000	4,801,368
Class F, 4% 6/15/45 (e)	5,000,000	3,959,108
Class G 4% 6/15/45 (e)	4,044,000	2,832,113
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.033% 6/15/29 (e)(f)	9,607,000	9,299,525
Class F, 4.433% 6/15/29 (e)(f)	9,618,000	9,128,172
Series 2011-C3 Class E, 5.6064% 2/15/46 (e)(f)	1,810,000	1,895,523
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,238,496
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	848,000	843,152
Class D, 4.238% 4/15/46 (f)	5,250,000	4,657,061
Class F, 3.25% 4/15/46 (e)(f)	2,518,000	1,492,270
Series 2014-DSTY Class E, 3.8046% 6/10/27 (e)(f)	2,752,000	2,413,663
Series 2015-UES Class F, 3.7417% 9/5/32 (e)(f)	3,500,000	3,143,050
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	665,356	623,045
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38	2,040,000	2,065,148
Series 2006-C4:
Class A4, 6.0955% 6/15/38 (f)	810,502	810,591
Class AJ, 6.1155% 6/15/38 (f)	7,005,000	6,995,147
Class AM, 6.1155% 6/15/38 (f)	6,700,000	6,716,004
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9656% 1/20/41 (e)(f)	3,000,000	2,916,428
Class E, 4.9656% 1/20/41 (e)(f)	4,800,000	4,311,862
Mach One Trust LLC Series 2004-1A Class H, 6.0529% 5/28/40 (e)(f)	107,123	106,864
Merrill Lynch Mortgage Trust Series 2006-C1:
Class AJ, 5.7613% 5/12/39 (f)	5,859,000	5,830,106
Class AM, 5.7613% 5/12/39 (f)	651,992	651,411
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 8.7311% 1/15/37 (e)(f)(g)	347,564	20,676
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.657% 11/15/45 (e)(f)	2,000,000	1,978,967
Series 2013-C12 Class D, 4.7663% 10/15/46 (e)(f)	3,250,000	3,053,833
Series 2013-C13:
Class D, 4.8923% 11/15/46 (e)(f)	3,100,000	2,862,487
Class E, 4.8923% 11/15/46 (e)(f)	3,379,000	2,699,901
Series 2013-C7 Class E, 4.2963% 2/15/46 (e)(f)	1,000,000	784,629
Series 2013-C9 Class D, 4.1593% 5/15/46 (e)(f)	5,000,000	4,607,207
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	8,200,000	8,280,383
Series 2012-C4 Class E, 5.5246% 3/15/45 (e)(f)	7,294,000	7,164,548
Series 1997-RR Class F, 7.4211% 4/30/39 (e)(f)	707,784	693,683
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,309,154	2,311,789
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	7,500,000	7,549,474
Series 2011-C1 Class C, 5.4398% 9/15/47 (e)(f)	4,000,000	4,434,869
Series 2011-C2:
Class D, 5.3178% 6/15/44 (e)(f)	4,887,000	5,154,895
Class E, 5.3178% 6/15/44 (e)(f)	9,600,000	9,765,844
Class F, 5.3178% 6/15/44 (e)(f)	4,440,000	4,266,777
Class XB, 0.4647% 6/15/44 (e)(f)(g)	63,708,222	1,529,959
Series 2011-C3:
Class C, 5.1785% 7/15/49 (e)(f)	2,000,000	2,129,893
Class D, 5.1785% 7/15/49 (e)(f)	7,400,000	7,728,103
Class E, 5.1785% 7/15/49 (e)(f)	832,000	846,594
Class G, 5.1785% 7/15/49 (e)(f)	3,283,000	2,531,704
Series 2012-C4 Class D, 5.5246% 3/15/45 (e)(f)	6,310,000	6,351,804
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,846,276
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	6,704,000	6,601,913
Class F, 5% 2/5/30 (e)	10,728,000	10,031,031
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(f)	1,500,000	1,170,735
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,752,299	6,035,420
SCG Trust Series 2013-SRP1 Class D, 3.7799% 11/15/26 (e)(f)	4,347,000	4,049,588
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5281% 8/15/39 (f)	635,034	638,281
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)	10,630,000	10,676,912
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5345% 5/10/45 (e)(f)	3,235,000	3,261,480
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	1,194,621	1,189,501
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8882% 1/10/45 (e)(f)	3,000,000	3,404,317
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,847,008
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.1212% 1/15/41 (f)	5,177,000	5,238,959
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7768% 10/15/45 (e)(f)	9,999,000	9,538,495
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,103,952
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,190,938
Class D, 5.62% 3/15/44 (e)(f)	1,000,000	1,036,172
Class E, 5% 3/15/44 (e)	3,000,000	2,772,584
Series 2011-C5:
Class F, 5.25% 11/15/44 (e)(f)	3,000,000	2,524,106
Class G, 5.25% 11/15/44 (e)(f)	2,000,000	1,549,134
Series 2012-C10 Class E, 4.454% 12/15/45 (e)(f)	4,090,000	3,244,514
Series 2012-C7:
Class D, 4.8373% 6/15/45 (e)(f)	2,380,000	2,476,373
Class F, 4.5% 6/15/45 (e)	2,000,000	1,619,208
Series 2013-C11:
Class D, 4.179% 3/15/45 (e)(f)	5,830,000	5,233,909
Class E, 4.179% 3/15/45 (e)(f)	4,780,000	3,617,279
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(f)	4,000,000	3,535,815
Series 2013-UBS1 Class D, 4.6293% 3/15/46 (e)(f)	1,668,000	1,535,498
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1565% 11/15/29 (e)(f)	5,152,378	4,961,632
Class G, 3.4562% 11/15/29 (e)(f)	4,994,505	4,601,707
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $618,787,787)		635,436,880

Bank Loan Obligations - 6.1%
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	13,137,305	12,373,765
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	10,117,349	9,004,441
Cooper Hotel Group 12% 11/6/17	13,131,975	13,788,574
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (f)	2,150,000	2,135,230
Tranche B 1LN, term loan 3.5% 6/27/20 (f)	1,986,701	1,981,734
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	14,821,555	14,870,466
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (f)	13,082,858	12,886,615
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	4,063,104	3,981,842
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.5% 1/15/21 (f)	2,249,925	2,253,862
		73,276,529
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (f)	7,569,188	7,538,457
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	15,287,523	15,311,371

TOTAL CONSUMER DISCRETIONARY		96,126,357

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (f)	5,072,114	5,078,454
Tranche B 3LN, term loan 5.125% 8/25/19 (f)	8,060,750	8,061,798
Tranche B 5LN, term loan 5.5% 12/21/22 (f)	4,992,488	5,007,066
		18,147,318
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	3,670,000	3,468,150
Panda Sherman Power, LLC term loan 9% 9/14/18 (f)	8,769,245	8,243,091
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	8,558,550	7,659,902
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (f)	5,854,772	5,832,816
		25,203,959
FINANCIALS - 1.7%
Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (f)	10,739,729	10,659,181
Real Estate Management & Development - 1.3%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (f)	10,622,263	10,675,374
CityCenter 8.74% 7/12/16 (f)	2,220,904	2,220,904
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (f)	5,010,000	4,922,325
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (f)	417,413	413,239
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	37,717,593	37,686,287
		55,918,129
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (f)	7,462,317	7,294,415

TOTAL FINANCIALS		73,871,725

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche F, term loan 3.75% 12/31/18 (f)	1,756,471	1,747,688
Tranche H, term loan 4% 1/27/21 (f)	3,096,263	3,049,106
		4,796,794
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	3,920,000	3,606,400
Pilot Travel Centers LLC Tranche B, term loan 3.75% 10/3/21 (f)	7,182,000	7,214,894
		10,821,294
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (f)	5,549,668	5,383,178

TOTAL INDUSTRIALS		16,204,472

UTILITIES - 0.7%
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (f)	7,250,529	7,147,789
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	3,335,833	3,285,796
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	2,735,375	2,571,253
		13,004,838
Independent Power and Renewable Electricity Producers - 0.4%
Aplp Holdings LP Tranche B, term loan 6% 4/13/23 (f)	4,190,000	4,158,575
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (f)	1,955,000	1,952,556
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (f)	11,427,742	10,856,355
		16,967,486

TOTAL UTILITIES		29,972,324

TOTAL BANK LOAN OBLIGATIONS
(Cost $267,810,181)		264,322,949

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	1,220,000	207,644
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	251

TOTAL FINANCIALS		207,895

TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		207,895
	Shares	Value

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.38% (h)	317,655,599	317,655,599
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)	3,530,225	3,530,225
TOTAL MONEY MARKET FUNDS
(Cost $321,185,824)		321,185,824
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $4,137,266,730)		4,332,323,655
NET OTHER ASSETS (LIABILITIES) - 0.4%		15,998,086
NET ASSETS - 100%		$4,348,321,741

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,741,759 or 0.1% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $786,331,075 or 18.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$69,330
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.162% 12/25/42	3/25/03	$59,954
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$579,905
Fidelity Securities Lending Cash Central Fund	23,192
Total	$603,097

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$119,299,759	$3,255,274	$--	$2,809,670	$128,924,371
Arbor Realty Trust, Inc.	20,991,789	--	75,982	1,379,472	20,430,960
Arbor Realty Trust, Inc. 7.375%	10,597,189	--	--	595,446	10,592,883
Arbor Realty Trust, Inc. Series A, 8.25%	4,814,206	--	--	292,497	4,672,389
Arbor Realty Trust, Inc. Series B, 7.75%	5,940,000	--	--	348,750	5,472,000
Arbor Realty Trust, Inc. Series C, 8.50%	2,578,000	--	--	159,375	2,405,000
Total	$164,220,943	$3,255,274	$75,982	$5,585,210	$172,497,603

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,712,307	$--	$--	$5,712,307
Financials	2,187,686,775	2,181,226,072	6,460,701	2
Corporate Bonds	813,483,642	--	813,021,540	462,102
Asset-Backed Securities	95,053,303	--	91,677,311	3,375,992
Collateralized Mortgage Obligations	9,234,080	--	8,944,309	289,771
Commercial Mortgage Securities	635,436,880	--	630,483,261	4,953,619
Bank Loan Obligations	264,322,949	--	247,900,232	16,422,717
Preferred Securities	207,895	--	--	207,895
Money Market Funds	321,185,824	321,185,824	--	--
Total Investments in Securities:	$4,332,323,655	$2,502,411,896	$1,798,487,354	$31,424,405

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $4,138,272,231. Net unrealized appreciation aggregated $194,051,424, of which $402,041,214 related to appreciated investment securities and $207,989,790 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

April 30, 2016

DGF-QTLY-0616
1.800335.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,609,650	$32,579
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	616,500	27,835
McDonald's Corp.	537,600	68,001
Wyndham Worldwide Corp.	896,491	63,606
		159,442
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	260,300	12,489
Media - 1.7%
Altice NV Class A (a)	1,519,500	23,054
Comcast Corp. Class A	1,650,996	100,315
		123,369
Multiline Retail - 2.2%
Dillard's, Inc. Class A	426,700	30,061
Target Corp.	1,649,500	131,135
		161,196
Specialty Retail - 2.1%
AutoZone, Inc. (a)	79,200	60,606
Foot Locker, Inc.	1,343,979	82,574
L Brands, Inc.	198,700	15,556
		158,736
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	422,700	26,651

TOTAL CONSUMER DISCRETIONARY		674,462

CONSUMER STAPLES - 14.6%
Beverages - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.)	438,200	68,385
Dr. Pepper Snapple Group, Inc.	609,208	55,383
Molson Coors Brewing Co. Class B	236,700	22,636
PepsiCo, Inc.	1,233,600	127,011
The Coca-Cola Co.	2,936,038	131,535
		404,950
Food & Staples Retailing - 3.9%
CVS Health Corp.	1,344,200	135,092
Kroger Co.	1,150,318	40,710
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	557,501	22,888
Walgreens Boots Alliance, Inc.	1,143,636	90,667
		289,357
Food Products - 0.7%
Greencore Group PLC	6,474,677	34,133
Hilton Food Group PLC	1,946,605	16,013
		50,146
Household Products - 1.9%
Procter & Gamble Co.	1,812,600	145,226
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	178,800	14,674
Tobacco - 2.5%
British American Tobacco PLC (United Kingdom)	825,503	50,333
Imperial Tobacco Group PLC	956,063	51,946
Reynolds American, Inc.	1,638,300	81,260
		183,539

TOTAL CONSUMER STAPLES		1,087,892

ENERGY - 8.1%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	353,500	17,095
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	1,722,700	176,025
ConocoPhillips Co.	700,700	33,486
Exxon Mobil Corp.	2,274,597	201,074
Imperial Oil Ltd.	1,899,100	62,980
Kinder Morgan, Inc.	966,400	17,163
Northern Oil & Gas, Inc. (a)(b)	1,037,290	5,664
PrairieSky Royalty Ltd. (b)	971,100	20,448
Suncor Energy, Inc.	2,209,100	64,845
		581,685

TOTAL ENERGY		598,780

FINANCIALS - 15.8%
Banks - 10.7%
Bank of America Corp.	8,479,217	123,457
Citigroup, Inc.	2,158,161	99,880
JPMorgan Chase & Co.	2,794,135	176,589
PacWest Bancorp	1,236,200	49,423
SunTrust Banks, Inc.	1,238,400	51,691
U.S. Bancorp	2,678,069	114,327
Wells Fargo & Co.	3,613,193	180,587
		795,954
Capital Markets - 0.5%
Diamond Hill Investment Group, Inc.	77,538	13,589
Franklin Resources, Inc.	646,900	24,155
		37,744
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	9
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	88,400	12,860
CME Group, Inc.	220,300	20,248
McGraw Hill Financial, Inc.	965,827	103,199
MSCI, Inc. Class A	536,900	40,772
		177,079
Insurance - 1.4%
Chubb Ltd.	632,000	74,488
MetLife, Inc.	714,900	32,242
		106,730
Real Estate Investment Trusts - 0.8%
American Tower Corp.	576,800	60,495

TOTAL FINANCIALS		1,178,011

HEALTH CARE - 12.8%
Biotechnology - 2.4%
AbbVie, Inc.	1,558,200	95,050
Amgen, Inc.	535,810	84,819
		179,869
Health Care Equipment & Supplies - 2.2%
Medtronic PLC	2,113,603	167,292
Health Care Providers & Services - 0.7%
HealthSouth Corp. warrants 1/17/17 (a)	12,959	47
McKesson Corp.	292,858	49,147
		49,194
Health Care Technology - 0.3%
CompuGroup Medical AG	552,022	21,681
Pharmaceuticals - 7.2%
Allergan PLC (a)	213,100	46,149
Astellas Pharma, Inc.	2,833,000	38,196
Johnson & Johnson	2,356,043	264,065
Sanofi SA sponsored ADR	1,269,900	52,193
Shire PLC	457,100	28,524
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,974,300	107,501
		536,628

TOTAL HEALTH CARE		954,664

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	2,487,600	83,061
General Dynamics Corp.	221,200	31,083
The Boeing Co.	497,000	66,996
United Technologies Corp.	530,100	55,327
		236,467
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	318,200	22,583
Commercial Services & Supplies - 0.1%
Deluxe Corp.	176,900	11,106
Construction & Engineering - 0.1%
Astaldi SpA	1,540,400	7,553
Electrical Equipment - 0.7%
AMETEK, Inc.	1,020,000	49,052
Industrial Conglomerates - 6.1%
Danaher Corp.	1,275,892	123,443
General Electric Co.	7,077,900	217,645
Roper Technologies, Inc.	661,644	116,509
		457,597
Machinery - 0.1%
Wabtec Corp.	95,400	7,912

TOTAL INDUSTRIALS		792,270

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	4,458,986	122,578
Internet Software & Services - 2.2%
Alphabet, Inc. Class C	232,406	161,060
IT Services - 5.1%
Accenture PLC Class A	1,201,000	135,617
ASAC II LP (a)(c)	2,514,134	59,761
Fidelity National Information Services, Inc.	411,850	27,100
IBM Corp.	594,300	86,732
Total System Services, Inc.	1,245,000	63,669
Xerox Corp.	1,145,900	11,001
		383,880
Semiconductors & Semiconductor Equipment - 1.3%
Qualcomm, Inc.	1,899,283	95,952
Software - 5.7%
Activision Blizzard, Inc.	1,709,717	58,934
Micro Focus International PLC	1,907,363	42,612
Microsoft Corp.	4,547,016	226,760
Oracle Corp.	2,433,460	96,998
		425,304
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	3,127,618	293,181
EMC Corp.	3,230,700	84,354
HP, Inc.	2,343,600	28,756
		406,291

TOTAL INFORMATION TECHNOLOGY		1,595,065

MATERIALS - 2.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	684,100	22,623
E.I. du Pont de Nemours & Co.	1,163,900	76,713
LyondellBasell Industries NV Class A	621,400	51,371
		150,707
Containers & Packaging - 0.5%
Ball Corp.	488,100	34,841

TOTAL MATERIALS		185,548

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	3,831,300	148,731
TOTAL COMMON STOCKS
(Cost $6,111,622)		7,215,423
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	7,356	6,897
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.38% (d)	232,463,113	232,463
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	13,867,694	13,868
TOTAL MONEY MARKET FUNDS
(Cost $246,331)		246,331
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $6,365,309)		7,468,651
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,788)
NET ASSETS - 100%		$7,443,863

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,761,000 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$25,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$513
Fidelity Securities Lending Cash Central Fund	242
Total	$755

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$674,462	$674,462	$--	$--
Consumer Staples	1,087,892	1,037,559	50,333	--
Energy	598,780	598,780	--	--
Financials	1,178,011	1,178,002	9	--
Health Care	954,664	887,944	66,720	--
Industrials	792,270	792,270	--	--
Information Technology	1,595,065	1,535,304	--	59,761
Materials	185,548	185,548	--	--
Telecommunication Services	148,731	148,731	--	--
Corporate Bonds	6,897	--	6,897	--
Money Market Funds	246,331	246,331	--	--
Total Investments in Securities:	$7,468,651	$7,284,931	$123,959	$59,761

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $6,374,591,000. Net unrealized appreciation aggregated $1,094,060,000, of which $1,390,122,000 related to appreciated investment securities and $296,062,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

April 30, 2016

SCV-QTLY-0616
1.815774.111

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.2%
Standard Motor Products, Inc.	1,000,000	$35,510,000
Hotels, Restaurants & Leisure - 1.4%
DineEquity, Inc.	485,266	41,732,876
Household Durables - 0.4%
Meritage Homes Corp. (a)	328,906	11,192,671
Internet & Catalog Retail - 1.7%
HSN, Inc.	1,000,000	53,030,000
Multiline Retail - 1.9%
Dillard's, Inc. Class A (b)	850,000	59,882,500
Specialty Retail - 5.1%
Aarons, Inc. Class A	2,045,100	53,602,071
Genesco, Inc. (a)	616,728	42,665,243
Hibbett Sports, Inc. (a)(b)(c)	1,625,600	58,684,160
		154,951,474

TOTAL CONSUMER DISCRETIONARY		356,299,521

CONSUMER STAPLES - 2.9%
Food Products - 0.6%
Post Holdings, Inc. (a)	250,000	17,960,000
Tobacco - 2.3%
Universal Corp. (b)(c)	1,308,239	71,364,437

TOTAL CONSUMER STAPLES		89,324,437

ENERGY - 5.8%
Energy Equipment & Services - 2.8%
Hornbeck Offshore Services, Inc. (a)(b)	1,600,000	18,784,000
ShawCor Ltd. Class A	2,500,000	67,546,027
		86,330,027
Oil, Gas & Consumable Fuels - 3.0%
Northern Oil & Gas, Inc. (a)(b)	1,958,249	10,692,040
World Fuel Services Corp.	1,700,000	79,441,000
		90,133,040

TOTAL ENERGY		176,463,067

FINANCIALS - 41.5%
Banks - 15.6%
Associated Banc-Corp.	2,836,935	51,745,694
BOK Financial Corp. (b)	1,000,000	60,180,000
Cullen/Frost Bankers, Inc. (b)	1,000,000	63,990,000
CVB Financial Corp. (b)	4,500,010	77,310,172
First Citizen Bancshares, Inc.	140,370	35,794,350
First Citizen Bancshares, Inc. Class A (a)	180,954	46,143,270
First Niagara Financial Group, Inc.	7,000,000	73,920,000
UMB Financial Corp. (b)	1,200,000	66,900,000
		475,983,486
Capital Markets - 3.7%
Federated Investors, Inc. Class B (non-vtg.)	2,199,963	69,518,831
OM Asset Management Ltd.	3,200,001	42,944,013
		112,462,844
Insurance - 9.7%
Allied World Assurance Co. Holdings AG	2,000,000	71,160,000
Aspen Insurance Holdings Ltd.	1,000,000	46,350,000
Endurance Specialty Holdings Ltd.	902,400	57,735,552
First American Financial Corp.	1,421,287	51,194,758
ProAssurance Corp.	1,468,200	70,077,186
		296,517,496
Real Estate Investment Trusts - 8.9%
Potlatch Corp. (c)	2,200,000	77,484,000
Rouse Properties, Inc. (b)	2,500,000	46,175,000
Sabra Health Care REIT, Inc.	2,500,000	52,725,000
Store Capital Corp.	3,750,000	96,262,502
		272,646,502
Real Estate Management & Development - 1.8%
Kennedy Wilson Europe Real Estate PLC	3,500,000	55,691,732
Thrifts & Mortgage Finance - 1.8%
Washington Federal, Inc.	2,286,800	55,546,372

TOTAL FINANCIALS		1,268,848,432

HEALTH CARE - 5.7%
Health Care Providers & Services - 4.0%
Civitas Solutions, Inc. (a)(c)	2,422,110	48,539,084
Team Health Holdings, Inc. (a)	1,750,000	73,202,500
		121,741,584
Health Care Technology - 0.6%
Cegedim SA (a)	670,247	18,403,843
Pharmaceuticals - 1.1%
Innoviva, Inc.	2,745,653	33,881,358

TOTAL HEALTH CARE		174,026,785

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.8%
Moog, Inc. Class A (a)	1,750,000	85,505,000
Commercial Services & Supplies - 1.2%
Essendant, Inc.	1,239,498	38,164,143
Construction & Engineering - 0.9%
Valmont Industries, Inc.	188,530	26,465,841
Electrical Equipment - 1.0%
AZZ, Inc.	500,000	27,460,000
Regal Beloit Corp.	57,423	3,699,190
		31,159,190
Machinery - 3.0%
Hillenbrand, Inc.	788,642	23,903,739
Mueller Industries, Inc.	2,100,000	66,276,000
		90,179,739
Road & Rail - 2.8%
Genesee & Wyoming, Inc. Class A (a)	1,300,000	84,643,000
Trading Companies & Distributors - 1.8%
WESCO International, Inc. (a)(b)	960,033	56,440,340

TOTAL INDUSTRIALS		412,557,253

INFORMATION TECHNOLOGY - 10.2%
Electronic Equipment & Components - 4.5%
Ingram Micro, Inc. Class A	1,099,400	38,424,030
SYNNEX Corp.	527,200	43,530,904
Tech Data Corp. (a)	800,000	54,952,000
		136,906,934
Internet Software & Services - 2.9%
Cimpress NV (a)(b)	400,000	35,148,000
j2 Global, Inc.	850,000	53,992,000
		89,140,000
IT Services - 2.8%
CACI International, Inc. Class A (a)	350,000	33,652,500
Science Applications International Corp.	1,000,000	53,090,000
		86,742,500

TOTAL INFORMATION TECHNOLOGY		312,789,434

MATERIALS - 4.4%
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	1,370,000	69,513,800
Metals & Mining - 2.1%
Compass Minerals International, Inc.	850,000	63,716,000

TOTAL MATERIALS		133,229,800

UTILITIES - 4.2%
Electric Utilities - 4.2%
El Paso Electric Co.	1,524,121	68,737,857
IDACORP, Inc.	822,000	59,784,060
		128,521,917
TOTAL COMMON STOCKS
(Cost $2,712,705,526)		3,052,060,646

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.38% (d)	30,548,303	30,548,303
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	157,217,065	157,217,065
TOTAL MONEY MARKET FUNDS
(Cost $187,765,368)		187,765,368
TOTAL INVESTMENT PORTFOLIO - 106.1%
(Cost $2,900,470,894)		3,239,826,014
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(185,146,727)
NET ASSETS - 100%		$3,054,679,287

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,850
Fidelity Securities Lending Cash Central Fund	1,786,459
Total	$1,846,309

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$66,136,343	$--	$14,297,008	$--	$48,539,084
Hibbett Sports, Inc.	11,341,950	55,985,079	2,178,105	--	58,684,160
Potlatch Corp.	--	59,170,556	--	750,000	77,484,000
Rouse Properties, Inc.	76,560,000	--	32,902,851	438,063	--
Standard Motor Products, Inc.	43,273,318	--	6,525,703	554,502	--
Universal Corp.	68,930,035	4,859,141	--	2,067,018	71,364,437
Total	$266,241,646	$120,014,776	$55,903,667	$3,809,583	$256,071,681

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,900,696,760. Net unrealized appreciation aggregated $339,129,254, of which $495,454,926 related to appreciated investment securities and $156,325,672 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

April 30, 2016

SCP-QTLY-0616
1.815773.111

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 1.8%
Tenneco, Inc. (a)	470,288	$25,066,350
Visteon Corp.	119,100	9,488,697
		34,555,047
Distributors - 1.0%
Pool Corp.	230,000	20,104,300
Diversified Consumer Services - 6.5%
2U, Inc. (a)(b)(c)	2,432,417	68,180,648
Bright Horizons Family Solutions, Inc. (a)	402,100	26,385,802
Grand Canyon Education, Inc. (a)	179,800	7,862,654
Service Corp. International	414,100	11,044,047
ServiceMaster Global Holdings, Inc. (a)	330,000	12,645,600
		126,118,751
Hotels, Restaurants & Leisure - 5.0%
Cedar Fair LP (depositary unit)	588,129	34,152,651
Dave & Buster's Entertainment, Inc. (a)	362,800	14,040,360
Sonic Corp.	240,000	8,248,800
Vail Resorts, Inc.	246,000	31,891,440
Wingstop, Inc. (b)	303,900	7,579,266
		95,912,517
Household Durables - 1.5%
TopBuild Corp. (a)	290,000	9,053,800
Universal Electronics, Inc. (a)	289,757	19,242,762
		28,296,562
Leisure Products - 0.9%
Malibu Boats, Inc. Class A (a)	497,899	8,763,022
Vista Outdoor, Inc. (a)	200,000	9,596,000
		18,359,022
Media - 1.0%
Live Nation Entertainment, Inc. (a)	410,200	8,811,096
Starz Series A (a)	413,408	11,248,832
		20,059,928
Specialty Retail - 0.7%
Sally Beauty Holdings, Inc. (a)	195,000	6,123,000
Winmark Corp.	72,357	6,888,386
		13,011,386
Textiles, Apparel & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	251,800	11,393,950

TOTAL CONSUMER DISCRETIONARY		367,811,463

CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	35,526	5,661,779
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	190,900	21,380,800
Food Products - 2.0%
Darling International, Inc. (a)	889,300	12,885,957
Post Holdings, Inc. (a)	190,000	13,649,600
TreeHouse Foods, Inc. (a)	142,500	12,597,000
		39,132,557

TOTAL CONSUMER STAPLES		66,175,136

ENERGY - 2.6%
Energy Equipment & Services - 2.4%
Dril-Quip, Inc. (a)	83,700	5,425,434
Frank's International NV	400,000	6,660,000
Oil States International, Inc. (a)	390,000	13,509,600
Superior Drilling Products, Inc. (a)(c)	602,986	1,109,494
Tesco Corp.	972,960	9,204,202
Transocean Partners LLC	600,000	7,092,000
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	2,496,429
		45,497,159
Oil, Gas & Consumable Fuels - 0.2%
StealthGas, Inc. (a)	964,692	3,771,946

TOTAL ENERGY		49,269,105

FINANCIALS - 8.1%
Banks - 0.4%
Commerce Bancshares, Inc.	171,000	8,006,220
Capital Markets - 0.4%
Virtus Investment Partners, Inc.	93,499	7,313,492
Consumer Finance - 0.8%
Navient Corp.	1,050,000	14,353,500
Diversified Financial Services - 1.4%
Bats Global Markets, Inc.	414,100	9,818,311
MSCI, Inc. Class A	220,000	16,706,800
		26,525,111
Insurance - 1.6%
First American Financial Corp.	388,000	13,975,760
NIB Holdings Ltd.	2,500,000	8,667,990
ProAssurance Corp.	190,000	9,068,700
		31,712,450
Real Estate Investment Trusts - 2.1%
Coresite Realty Corp.	285,000	21,355,050
Store Capital Corp.	772,300	19,824,941
		41,179,991
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	450,000	9,189,000
Meridian Bancorp, Inc.	1,216,834	17,790,113
		26,979,113

TOTAL FINANCIALS		156,069,877

HEALTH CARE - 24.2%
Biotechnology - 5.3%
Alder Biopharmaceuticals, Inc. (a)	300,000	7,965,000
Amicus Therapeutics, Inc. (a)(b)	699,700	5,226,759
Anacor Pharmaceuticals, Inc. (a)	145,486	9,127,792
Blueprint Medicines Corp. (b)	250,000	3,795,000
Cellectis SA sponsored ADR (a)	129,100	3,512,811
Coherus BioSciences, Inc. (a)(b)	306,750	5,776,103
Curis, Inc. (a)	998,200	1,996,400
DBV Technologies SA sponsored ADR (a)	154,188	5,237,766
Dyax Corp. rights 12/31/19 (a)	380,400	897,744
Dynavax Technologies Corp. (a)(b)	291,625	4,785,566
Five Prime Therapeutics, Inc. (a)	99,800	4,749,482
Heron Therapeutics, Inc. (a)(b)	262,200	5,621,568
Insmed, Inc. (a)	223,400	2,714,310
Intercept Pharmaceuticals, Inc. (a)	31,600	4,763,384
La Jolla Pharmaceutical Co. (a)	152,622	2,825,033
Lion Biotechnologies, Inc. (a)(b)	410,000	2,324,700
Mirati Therapeutics, Inc. (a)	177,354	3,674,775
Novavax, Inc. (a)	1,717,697	9,000,732
Otonomy, Inc. (a)	390,000	5,561,400
ProNai Therapeutics, Inc. (a)(b)	193,800	1,085,280
TESARO, Inc. (a)	100,000	4,144,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	7,438,200
		102,223,805
Health Care Equipment & Supplies - 8.8%
Cantel Medical Corp.	123,096	8,246,201
Cerus Corp. (a)(b)	940,617	5,888,262
Hill-Rom Holdings, Inc.	440,000	21,274,000
ICU Medical, Inc. (a)	102,500	10,182,350
Integra LifeSciences Holdings Corp. (a)	330,000	23,370,600
LDR Holding Corp. (a)	250,000	6,737,500
Nevro Corp. (a)(b)	171,200	11,513,200
NxStage Medical, Inc. (a)	1,920,300	30,955,236
Steris PLC	373,200	26,374,044
Teleflex, Inc.	70,000	10,904,600
Wright Medical Group NV (a)	772,129	14,500,583
		169,946,576
Health Care Providers & Services - 5.2%
Aceto Corp.	334,400	7,500,592
Amedisys, Inc. (a)	385,000	19,823,650
LHC Group, Inc. (a)	200,000	8,068,000
Providence Service Corp. (a)	212,336	10,582,826
Surgery Partners, Inc. (a)	400,000	6,516,000
Surgical Care Affiliates, Inc. (a)	720,917	34,856,337
VCA, Inc. (a)	206,500	13,003,305
		100,350,710
Health Care Technology - 1.5%
athenahealth, Inc. (a)	110,557	14,737,248
Press Ganey Holdings, Inc. (b)	230,000	7,008,100
Veeva Systems, Inc. Class A (a)	222,659	6,125,349
		27,870,697
Life Sciences Tools & Services - 0.9%
Bruker Corp.	471,500	13,343,450
Charles River Laboratories International, Inc. (a)	60,000	4,756,200
		18,099,650
Pharmaceuticals - 2.5%
Catalent, Inc. (a)	47,981	1,416,879
Collegium Pharmaceutical, Inc. (b)	220,000	4,193,200
GW Pharmaceuticals PLC ADR (a)	90,000	7,291,800
Prestige Brands Holdings, Inc. (a)	304,175	17,271,057
SCYNEXIS, Inc. (a)	556,989	2,216,816
The Medicines Company (a)	200,000	7,118,000
TherapeuticsMD, Inc. (a)	1,019,345	8,409,596
		47,917,348

TOTAL HEALTH CARE		466,408,786

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc. (a)	817,491	14,812,937
BWX Technologies, Inc.	561,000	18,731,790
Huntington Ingalls Industries, Inc.	110,000	15,924,700
		49,469,427
Building Products - 1.2%
A.O. Smith Corp.	85,000	6,563,700
Gibraltar Industries, Inc. (a)	514,811	13,616,751
Universal Forest Products, Inc.	40,000	3,066,000
		23,246,451
Commercial Services & Supplies - 2.6%
Deluxe Corp.	314,039	19,715,368
Knoll, Inc.	758,400	17,708,640
Matthews International Corp. Class A	240,018	12,634,548
		50,058,556
Construction & Engineering - 0.5%
Granite Construction, Inc.	205,000	9,140,950
Electrical Equipment - 1.0%
AZZ, Inc.	130,000	7,139,600
Regal Beloit Corp.	177,387	11,427,271
		18,566,871
Machinery - 2.5%
Hillenbrand, Inc.	110,099	3,337,101
John Bean Technologies Corp.	170,000	8,863,800
Rexnord Corp. (a)	192,797	4,202,975
Toro Co.	150,000	12,967,500
Xylem, Inc.	480,000	20,054,400
		49,425,776
Professional Services - 0.8%
CBIZ, Inc. (a)	1,126,642	11,469,216
GP Strategies Corp. (a)	200,557	4,681,000
		16,150,216
Road & Rail - 0.6%
Swift Transporation Co. (a)(b)	720,000	11,966,400
Trading Companies & Distributors - 0.3%
Kaman Corp.	150,000	6,313,500

TOTAL INDUSTRIALS		234,338,147

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.6%
CommScope Holding Co., Inc. (a)	340,000	10,339,400
InterDigital, Inc.	361,339	20,589,096
		30,928,496
Electronic Equipment & Components - 3.2%
CDW Corp.	370,000	14,245,000
Coherent, Inc. (a)	100,000	9,340,000
Dolby Laboratories, Inc. Class A	115,000	5,475,150
ePlus, Inc. (a)	77,786	6,253,217
FEI Co.	150,602	13,406,590
IPG Photonics Corp. (a)	70,000	6,066,900
Orbotech Ltd. (a)	250,000	6,020,000
		60,806,857
Internet Software & Services - 3.7%
GoDaddy, Inc. (a)	645,000	19,588,650
inContact, Inc. (a)	1,519,000	14,141,890
Stamps.com, Inc. (a)(b)	318,711	26,249,038
WebMD Health Corp. (a)(b)	195,000	12,234,300
		72,213,878
IT Services - 7.1%
Broadridge Financial Solutions, Inc.	200,100	11,973,984
Convergys Corp.	590,000	15,635,000
Euronet Worldwide, Inc. (a)	320,000	24,672,000
ExlService Holdings, Inc. (a)	299,977	14,515,887
Gartner, Inc. Class A (a)	122,431	10,672,310
Genpact Ltd. (a)	700,000	19,523,000
Global Payments, Inc.	131,600	9,498,888
Mattersight Corp. (a)(b)(c)	1,664,085	6,573,136
Perficient, Inc. (a)	905,500	18,906,840
WNS Holdings Ltd. sponsored ADR (a)	136,262	4,318,143
		136,289,188
Semiconductors & Semiconductor Equipment - 1.4%
Cirrus Logic, Inc. (a)	661,532	23,881,305
Silicon Motion Technology Corp. sponsored ADR	94,252	3,633,415
		27,514,720
Software - 6.1%
Atlassian Corp. PLC	255,300	5,915,301
Blackbaud, Inc.	219,978	13,588,041
Cadence Design Systems, Inc. (a)	796,200	18,463,878
Ellie Mae, Inc. (a)	140,000	11,704,000
HubSpot, Inc. (a)(b)	488,115	21,618,613
MicroStrategy, Inc. Class A (a)	25,000	4,483,000
Proofpoint, Inc. (a)(b)	230,000	13,399,800
Qlik Technologies, Inc. (a)	430,000	13,239,700
RealPage, Inc. (a)	740,000	16,272,600
		118,684,933

TOTAL INFORMATION TECHNOLOGY		446,438,072

MATERIALS - 3.1%
Chemicals - 0.7%
Codexis, Inc. (a)	683,761	2,153,847
Innospec, Inc.	239,695	11,591,650
		13,745,497
Containers & Packaging - 2.2%
Aptargroup, Inc.	101,876	7,742,576
Avery Dennison Corp.	210,000	15,248,100
Graphic Packaging Holding Co.	1,380,200	18,329,056
		41,319,732
Paper & Forest Products - 0.2%
TFS Corp. Ltd. (b)	3,693,636	4,381,192

TOTAL MATERIALS		59,446,421

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc.	400,000	15,480,000
TOTAL COMMON STOCKS
(Cost $1,731,108,723)		1,861,437,007

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.38% (d)	34,159,899	34,159,899
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	110,617,950	110,617,950
TOTAL MONEY MARKET FUNDS
(Cost $144,777,849)		144,777,849
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $1,875,886,572)		2,006,214,856
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(75,650,235)
NET ASSETS - 100%		$1,930,564,621

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,935
Fidelity Securities Lending Cash Central Fund	2,090,137
Total	$2,218,072

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
2U, Inc.	$40,893,251	$37,249,165	$9,641,910	$--	$68,180,648
Mattersight Corp.	12,150,086	--	790,742	--	6,573,136
Superior Drilling Products, Inc.	1,928,281	--	855,680	--	1,109,494
Total	$54,971,618	$37,249,165	$11,288,332	$--	$75,863,278

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$367,811,463	$367,811,463	$--	$--
Consumer Staples	66,175,136	66,175,136	--	--
Energy	49,269,105	49,269,105	--	--
Financials	156,069,877	156,069,877	--	--
Health Care	466,408,786	465,511,042	--	897,744
Industrials	234,338,147	234,338,147	--	--
Information Technology	446,438,072	446,438,072	--	--
Materials	59,446,421	59,446,421	--	--
Telecommunication Services	15,480,000	15,480,000	--	--
Money Market Funds	144,777,849	144,777,849	--	--
Total Investments in Securities:	$2,006,214,856	$2,005,317,112	$--	$897,744

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,884,342,302. Net unrealized appreciation aggregated $121,872,554, of which $216,661,500 related to appreciated investment securities and $94,788,946 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

April 30, 2016

OTC-QTLY-0616
1.800345.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Automobiles - 5.6%
Tesla Motors, Inc. (a)(b)	2,858,599	$688,236
Diversified Consumer Services - 0.3%
2U, Inc. (a)(b)	1,118,041	31,339
Hotels, Restaurants & Leisure - 0.9%
Buffalo Wild Wings, Inc. (a)	345,900	46,233
Chipotle Mexican Grill, Inc. (a)	108,400	45,633
Intrawest Resorts Holdings, Inc. (a)	726,835	6,280
Vail Resorts, Inc.	85,500	11,084
		109,230
Internet & Catalog Retail - 8.4%
Amazon.com, Inc. (a)	1,044,898	689,204
Etsy, Inc.	1,870,275	16,421
Groupon, Inc. Class A (a)(b)(c)	62,409,181	225,921
Wayfair LLC Class A (a)(b)	2,482,768	93,724
		1,025,270
Media - 2.1%
Altice NV (a)	1,015,500	18,228
Charter Communications, Inc. Class A (a)(b)	650,500	138,062
Liberty Global PLC:
Class A (a)	1,860,400	70,193
LiLAC Class A (a)	23,980	900
Twenty-First Century Fox, Inc. Class A	837,400	25,340
		252,723
Specialty Retail - 0.4%
Ross Stores, Inc.	960,400	54,532
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)(b)	1,080,546	70,830

TOTAL CONSUMER DISCRETIONARY		2,232,160

CONSUMER STAPLES - 3.0%
Beverages - 0.5%
Monster Beverage Corp.	431,400	62,217
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,018,550	150,878
Walgreens Boots Alliance, Inc.	93,900	7,444
		158,322
Food Products - 1.2%
Mondelez International, Inc.	3,337,900	143,396

TOTAL CONSUMER STAPLES		363,935

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	319,700	11,717
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	1,003,200	52,929
Diamondback Energy, Inc.	111,100	9,619
EOG Resources, Inc.	194,900	16,103
		78,651

TOTAL ENERGY		90,368

FINANCIALS - 4.9%
Banks - 2.9%
Bank of America Corp.	3,897,600	56,749
Bank of the Ozarks, Inc.	545,100	22,513
Citigroup, Inc.	1,582,900	73,257
Commerce Bancshares, Inc.	784,189	36,716
Fifth Third Bancorp	515,900	9,446
Huntington Bancshares, Inc.	1,784,000	17,947
Signature Bank (a)	261,300	36,015
UMB Financial Corp.	531,500	29,631
Wells Fargo & Co.	1,324,900	66,219
		348,493
Capital Markets - 0.4%
Carlyle Group LP	630,500	10,555
Northern Trust Corp.	537,600	38,213
		48,768
Consumer Finance - 0.8%
Capital One Financial Corp.	1,407,400	101,882
Diversified Financial Services - 0.8%
Broadcom Ltd.	684,326	99,741
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	29,911	1,501

TOTAL FINANCIALS		600,385

HEALTH CARE - 18.8%
Biotechnology - 15.0%
Acceleron Pharma, Inc. (a)	262,300	7,856
Aduro Biotech, Inc. (e)	1,938,567	25,104
Advanced Accelerator Applications SA sponsored ADR	278,716	9,618
Alexion Pharmaceuticals, Inc. (a)	1,140,389	158,833
Alkermes PLC (a)	1,076,887	42,806
Alnylam Pharmaceuticals, Inc. (a)	138,100	9,258
Amgen, Inc.	913,300	144,575
Anacor Pharmaceuticals, Inc. (a)	825,300	51,779
Avalanche Biotechnologies, Inc. (a)	988,352	5,574
Biogen, Inc. (a)	848,300	233,274
BioMarin Pharmaceutical, Inc. (a)	1,869,456	158,306
bluebird bio, Inc. (a)	168,808	7,487
Blueprint Medicines Corp. (b)	382,300	5,803
Celldex Therapeutics, Inc. (a)(b)	1,273,285	5,093
Cellectis SA sponsored ADR (a)	371,100	10,098
Chiasma, Inc. (a)(b)	400,841	1,351
Chimerix, Inc. (a)	54,700	327
Coherus BioSciences, Inc. (a)(b)	812,415	15,298
CytomX Therapeutics, Inc. (a)	517,300	6,684
CytomX Therapeutics, Inc. (e)	244,269	3,156
Dicerna Pharmaceuticals, Inc. (a)	384,110	1,775
Editas Medicine, Inc. (b)	1,150,400	38,021
Editas Medicine, Inc.	176,244	5,242
Galapagos Genomics NV sponsored ADR	554,000	25,102
Genocea Biosciences, Inc. (a)(b)	845,070	3,718
Gilead Sciences, Inc.	2,516,599	221,989
Heron Therapeutics, Inc. (a)(b)	558,463	11,973
Intercept Pharmaceuticals, Inc. (a)(b)	315,619	47,576
Ionis Pharmaceuticals, Inc. (a)	161,537	6,618
Ironwood Pharmaceuticals, Inc. Class A (a)	3,140,542	32,819
Karyopharm Therapeutics, Inc. (a)(b)	614,200	5,712
Lion Biotechnologies, Inc. (a)(b)(c)	2,913,500	16,520
Medivation, Inc. (a)	490,000	28,322
Neurocrine Biosciences, Inc. (a)	976,100	44,491
Novavax, Inc. (a)(b)	10,970,600	57,486
OvaScience, Inc. (a)(b)	1,100,797	9,225
Portola Pharmaceuticals, Inc. (a)(c)	2,842,407	67,536
ProNai Therapeutics, Inc. (a)	193,200	1,082
Puma Biotechnology, Inc. (a)(b)	743,687	22,824
Regeneron Pharmaceuticals, Inc. (a)	312,400	117,684
Sage Therapeutics, Inc. (a)(b)	15,800	596
Seattle Genetics, Inc. (a)(b)	1,523,086	54,039
Spark Therapeutics, Inc. (a)(b)	277,780	9,970
TESARO, Inc. (a)	462,000	19,145
Trevena, Inc. (a)(c)	3,326,521	25,914
Ultragenyx Pharmaceutical, Inc. (a)	401,496	27,149
uniQure B.V. (a)	302,200	3,907
Vertex Pharmaceuticals, Inc. (a)	342,100	28,853
		1,837,568
Health Care Equipment & Supplies - 0.3%
IDEXX Laboratories, Inc. (a)	393,804	33,217
Health Care Providers & Services - 0.3%
Accretive Health, Inc. (a)(b)(c)	6,962,302	16,501
Diplomat Pharmacy, Inc. (a)(b)	574,900	17,414
		33,915
Health Care Technology - 2.6%
athenahealth, Inc. (a)(b)(c)	2,409,983	321,251
Castlight Health, Inc. Class B (a)	63,800	230
		321,481
Pharmaceuticals - 0.6%
Achaogen, Inc. (a)(b)	805,700	2,731
Endo International PLC (a)	135,000	3,645
Flex Pharma, Inc. (a)	251,834	2,760
GW Pharmaceuticals PLC ADR (a)	127,027	10,292
Innoviva, Inc.	78	1
Intra-Cellular Therapies, Inc. (a)	327,600	11,243
Jazz Pharmaceuticals PLC (a)	133,600	20,134
Relypsa, Inc. (a)(b)	518,000	9,376
The Medicines Company (a)(b)	297,800	10,599
		70,781

TOTAL HEALTH CARE		2,296,962

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)	110,610	10,665
Airlines - 0.1%
American Airlines Group, Inc.	159,200	5,523
Wheels Up Partners Holdings LLC Series B unit (d)(f)	1,760,377	4,964
		10,487
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	182,800	17,468
Electrical Equipment - 1.8%
SolarCity Corp. (a)(b)(c)	7,218,748	218,872
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	47,980	3,977

TOTAL INDUSTRIALS		261,469

INFORMATION TECHNOLOGY - 48.8%
Communications Equipment - 0.0%
Cisco Systems, Inc.	98,400	2,705
Electronic Equipment & Components - 0.6%
Fitbit, Inc. (b)	3,921,128	71,561
Internet Software & Services - 17.5%
Alphabet, Inc.:
Class A	903,427	639,518
Class C	651,869	451,752
Criteo SA sponsored ADR (a)(b)(c)	5,430,471	226,396
Demandware, Inc. (a)(b)	1,043,700	48,094
Dropbox, Inc. (a)(d)	331,524	3,972
Facebook, Inc. Class A (a)	4,346,738	511,089
GoDaddy, Inc. (a)	1,435,400	43,593
Marketo, Inc. (a)	1,016,778	22,359
New Relic, Inc. (a)(b)	1,386,230	35,737
Rackspace Hosting, Inc. (a)	4,862,230	111,199
Shopify, Inc. Class A	719,926	22,930
Wix.com Ltd. (a)	923,005	22,817
		2,139,456
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	1,832,200	106,946
PayPal Holdings, Inc. (a)	1,462,800	57,313
Sabre Corp.	136,900	3,963
Square, Inc. (a)(b)	483,500	7,199
		175,421
Semiconductors & Semiconductor Equipment - 8.1%
Cirrus Logic, Inc. (a)	676,030	24,405
Marvell Technology Group Ltd.	5,136,900	51,266
Micron Technology, Inc. (a)	6,904,100	74,219
NVIDIA Corp.	12,240,461	434,904
NXP Semiconductors NV (a)	1,576,600	134,452
Qorvo, Inc. (a)	1,320,400	59,458
Qualcomm, Inc.	2,782,153	140,554
SolarEdge Technologies, Inc. (a)(b)(c)	2,437,000	65,287
		984,545
Software - 14.4%
Activision Blizzard, Inc.	15,072,239	519,540
Electronic Arts, Inc. (a)	146,700	9,073
GameLoft SE (a)(c)	7,537,787	63,870
HubSpot, Inc. (a)	883,980	39,151
Interactive Intelligence Group, Inc. (a)	211,287	7,854
Microsoft Corp.	5,512,939	274,930
NetSuite, Inc. (a)(b)	666,600	54,021
Paylocity Holding Corp. (a)	345,500	13,222
Salesforce.com, Inc. (a)	2,509,020	190,184
Tyler Technologies, Inc. (a)	208,400	30,512
Ubisoft Entertainment SA (a)(c)	10,178,905	295,696
Workday, Inc. Class A (a)	1,794,900	134,582
Xero Ltd. (a)(b)	628,814	7,201
Zendesk, Inc. (a)(b)(c)	5,252,784	118,713
		1,758,549
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	7,547,020	707,452
Nimble Storage, Inc. (a)	2,124,508	15,679
Pure Storage, Inc. (e)	184,982	2,691
Pure Storage, Inc. Class A (a)(b)	118,400	1,723
Western Digital Corp.	2,516,661	102,843
		830,388

TOTAL INFORMATION TECHNOLOGY		5,962,625

TOTAL COMMON STOCKS
(Cost $9,732,324)		11,807,904

Convertible Preferred Stocks - 3.3%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (d)	415,643	1,944
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(d)	16,562,507	25,322
Series G, 8.00% (a)(d)	3,185,945	4,871
Series H (d)	1,931,947	2,954
		33,147
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (a)(d)	648,635	2,108
The Honest Co., Inc. Series D (d)	75,268	3,431
		5,539
Media - 0.0%
Turn, Inc. Series E (a)(d)	1,199,041	3,873

TOTAL CONSUMER DISCRETIONARY		44,503

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	866,669	13,641
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. Series G (a)(d)	6,064,833	20,438
WeWork Companies, Inc. Series E (d)	269,198	13,512
		33,950
HEALTH CARE - 0.5%
Biotechnology - 0.2%
23andMe, Inc. Series E (d)	1,817,170	18,063
Gensight Biologics Series B (d)	270,022	1,302
Intellia Therapeutics, Inc. Series B (d)	260,358	4,218
Jounce Therapeutics, Inc. Series B (d)	2,212,389	3,040
Ovid Therapeutics, Inc. Series B (d)	314,408	1,170
		27,793
Health Care Providers & Services - 0.3%
Mulberry Health, Inc. Series A8 (d)	4,342,250	29,331

TOTAL HEALTH CARE		57,124

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)	62,037	5,982
Professional Services - 0.0%
YourPeople, Inc. Series C (d)	335,546	1,886

TOTAL INDUSTRIALS		7,868

INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.2%
Jet.Com, Inc. Series B1 (d)	4,896,249	24,422
Pinterest, Inc. Series G, 8.00% (a)(d)	139,290	1,201
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	2,256,164	110,038
Series E, 8.00% (a)(d)	150,072	7,319
		142,980
IT Services - 0.2%
AppNexus, Inc. Series E (a)(d)	1,416,796	25,233
Nutanix, Inc. Series E (a)(d)	311,503	4,473
		29,706
Software - 0.5%
Bracket Computing, Inc. Series C (d)	1,877,241	6,364
Cloudera, Inc. Series F (a)(d)	126,709	3,273
Cloudflare, Inc. Series D (a)(d)	395,787	2,094
Dataminr, Inc. Series D (a)(d)	2,219,446	11,738
Delphix Corp. Series D (d)	427,177	2,127
Snapchat, Inc. Series F (a)(d)	510,029	15,668
Taboola.Com Ltd. Series E (a)(d)	1,918,392	15,194
Twilio, Inc. Series E (d)	351,811	5,031
		61,489

TOTAL INFORMATION TECHNOLOGY		234,175

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)	1,220,504	6,896
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $362,145)		398,157
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23 (d)
(Cost $373)	373	373
	Shares	Value (000s)

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.38% (g)	152	0
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	747,401,776	747,402
TOTAL MONEY MARKET FUNDS
(Cost $747,402)		747,402
TOTAL INVESTMENT PORTFOLIO - 106.1%
(Cost $10,842,244)		12,953,836
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(740,872)
NET ASSETS - 100%		$12,212,964

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $419,631,000 or 3.4% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,951,000 or 0.3% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series D	1/7/15	$15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
Blue Apron, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Gensight Biologics Series B	7/2/15	$2,081
Handy Technologies, Inc. Series C	10/14/15	$2,436
Intellia Therapeutics, Inc. Series B	8/20/15	$2,114
Jet.Com, Inc. Series B1	11/24/15	$24,422
Jounce Therapeutics, Inc. Series B	4/17/15	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$29,331
Nutanix, Inc. Series E	8/26/14	$4,173
One Kings Lane, Inc. Series E	1/29/14	$10,000
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$15,668
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Turn, Inc. 1.48% 3/2/23	3/2/16	$373
Twilio, Inc. Series E	4/24/15	$3,979
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$31
Fidelity Securities Lending Cash Central Fund	22,707
Total	$22,738

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$18,789	$--	$703	$--	$16,501
athenahealth, Inc.	327,395	13,283	3,192	--	321,251
Criteo SA sponsored ADR	291,470	--	1,762	--	226,396
GameLoft SE	36,312	--	496	--	63,870
Groupon, Inc. Class A	317,266	--	12,726	--	225,921
Lion Biotechnologies, Inc.	25,788	--	747	--	16,520
Portola Pharmaceuticals, Inc.	140,217	4,896	4,712	--	67,536
SolarCity Corp.	89,259	207,856	11,228	--	218,872
SolarEdge Technologies, Inc.	--	63,165	--	--	65,287
Synchronoss Technologies, Inc.	127,356	3,746	110,002	--	--
Trevena, Inc.	19,522	--	310	--	25,914
Ubisoft Entertainment SA	204,478	--	9,994	--	295,696
Zendesk, Inc.	106,272	3,035	989	--	118,713
Total	$1,704,124	$295,981	$156,861	$--	$1,662,477

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,276,663	$2,213,932	$--	$62,731
Consumer Staples	377,576	363,935	--	13,641
Energy	90,368	90,368	--	--
Financials	634,335	598,884	--	35,451
Health Care	2,354,086	2,291,720	9,460	52,906
Industrials	269,337	245,840	--	23,497
Information Technology	6,196,800	5,958,653	--	238,147
Telecommunication Services	6,896	--	--	6,896
Corporate Bonds	373	--	--	373
Money Market Funds	747,402	747,402	--	--
Total Investments in Securities:	$12,953,836	$12,510,734	$9,460	$433,642

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$203,955
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(18,382)
Cost of Purchases	53,856
Proceeds of Sales	(1,282)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$238,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(16,286)
Other Investments in Securities
Beginning Balance	$133,963
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(5,488)
Cost of Purchases	69,303
Proceeds of Sales	(2,283)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$195,495
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(5,488)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$373	Last transaction price	Transaction price	$100.00	Increase
Equities	$433,269	Discount cash flow	Discount rate	8.0% - 15.0% / 13.9%	Decrease
			Weighted average cost of capital	12.3% - 40.0% / 16.2%	Decrease
			Growth rate	2.5% - 3.0% / 2.7%	Increase
			Discount for lack of marketability	20.0% - 25.0% / 22.8%	Decrease
		Expected distribution	Liquidation preference	$8.34 - $23.41 / $18.74	Increase
		Last transaction price	Transaction price	$1.53 - $96.42 / $33.72	Increase
		Market comparable	EV/Sales multiple	1.3 - 13.2 / 3.5	Increase
			Discount rate	3.0% - 50.0% / 16.0%	Decrease
			Discount for lack of marketability	10.0% - 30.0% / 13.8%	Decrease
			P/E multiple	9.5	Increase
			EV/GP multiple	4.6	Increase
			Premium rate	10.0% - 235.0% / 40.4%	Increase
		Proxy adjustment	Proxy movement	39.0% - 40.3% / 39.4%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $10,887,026,000. Net unrealized appreciation aggregated $2,066,810,000, of which $3,498,279,000 related to appreciated investment securities and $1,431,469,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

April 30, 2016

SMO-QTLY-0616
1.847958.109

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.6%
Standard Motor Products, Inc.	453,134	$16,090,788
Tenneco, Inc. (a)	805,486	42,932,404
Visteon Corp.	296,700	23,638,089
		82,661,281
Diversified Consumer Services - 0.6%
Service Corp. International	1,193,800	31,838,646
Hotels, Restaurants & Leisure - 2.7%
Cedar Fair LP (depositary unit)	312,200	18,129,454
Cracker Barrel Old Country Store, Inc. (b)	223,900	32,781,199
Dave & Buster's Entertainment, Inc. (a)	608,700	23,556,690
Domino's Pizza, Inc.	212,400	25,674,912
Texas Roadhouse, Inc. Class A	1,010,443	41,145,239
		141,287,494
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	1,145,735	39,000,819
Helen of Troy Ltd. (a)	238,700	23,757,811
		62,758,630
Leisure Products - 1.2%
Brunswick Corp.	595,000	28,577,850
Vista Outdoor, Inc. (a)	696,448	33,415,575
		61,993,425
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A	719,717	36,943,074
Starz Series A (a)	769,800	20,946,258
		57,889,332
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	592,300	33,743,331
Genesco, Inc. (a)	358,525	24,802,760
Murphy U.S.A., Inc. (a)	371,500	21,331,530
Sally Beauty Holdings, Inc. (a)	815,400	25,603,560
		105,481,181
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	563,500	32,575,935
G-III Apparel Group Ltd. (a)	833,074	37,696,599
Kate Spade & Co. (a)	745,300	19,176,569
Steven Madden Ltd. (a)	1,161,039	40,647,975
		130,097,078

TOTAL CONSUMER DISCRETIONARY		674,007,067

CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	83,955	13,379,908
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	268,350	30,055,200
Food Products - 1.4%
Greencore Group PLC	3,431,409	18,089,802
Ingredion, Inc.	165,900	19,093,431
J&J Snack Foods Corp.	199,450	20,170,379
Pinnacle Foods, Inc.	348,200	14,829,838
		72,183,450
Personal Products - 0.7%
Coty, Inc. Class A (b)	550,700	16,741,280
Inter Parfums, Inc.	648,800	19,866,256
		36,607,536

TOTAL CONSUMER STAPLES		152,226,094

ENERGY - 2.7%
Energy Equipment & Services - 0.7%
Bristow Group, Inc.	372,849	8,545,699
Nabors Industries Ltd.	1,013,000	9,927,400
Rowan Companies PLC	365,300	6,871,293
Total Energy Services, Inc.	1,266,170	13,310,578
		38,654,970
Oil, Gas & Consumable Fuels - 2.0%
Boardwalk Pipeline Partners, LP	971,447	15,805,443
Diamondback Energy, Inc.	249,093	21,566,472
Newfield Exploration Co. (a)	624,012	22,620,435
PDC Energy, Inc. (a)	406,400	25,517,856
Western Refining, Inc. (b)	586,712	15,700,413
		101,210,619

TOTAL ENERGY		139,865,589

FINANCIALS - 25.4%
Banks - 10.8%
Associated Banc-Corp.	2,956,913	53,934,093
BancFirst Corp.	528,378	32,954,936
Bank of the Ozarks, Inc.	1,540,174	63,609,186
Banner Corp.	1,331,251	56,950,918
BBCN Bancorp, Inc.	3,271,010	51,093,176
Community Bank System, Inc.	1,008,770	39,917,029
Huntington Bancshares, Inc.	6,564,400	66,037,864
Investors Bancorp, Inc.	4,447,200	51,365,160
MB Financial, Inc.	2,164,500	75,238,010
PacWest Bancorp	995,692	39,807,766
Tompkins Financial Corp.	438,038	28,621,403
		559,529,541
Capital Markets - 2.5%
AURELIUS AG	896,343	53,596,391
OM Asset Management Ltd.	2,831,524	37,999,052
Raymond James Financial, Inc.	718,300	37,473,711
		129,069,154
Insurance - 2.8%
Allied World Assurance Co. Holdings AG	1,877,913	66,816,145
Aspen Insurance Holdings Ltd.	773,990	35,874,437
James River Group Holdings Ltd.	1,065,386	32,984,351
Primerica, Inc.	221,878	10,996,274
		146,671,207
Real Estate Investment Trusts - 7.9%
Coresite Realty Corp.	802,700	60,146,311
Cousins Properties, Inc.	3,102,620	32,112,117
Equity Lifestyle Properties, Inc.	754,200	51,655,158
Kite Realty Group Trust	1,602,455	43,634,850
Mid-America Apartment Communities, Inc.	640,100	61,263,971
National Retail Properties, Inc.	1,194,041	52,251,234
Ramco-Gershenson Properties Trust (SBI)	2,795,450	49,507,420
Store Capital Corp.	1,720,503	44,165,312
Urban Edge Properties	556,509	14,435,843
		409,172,216
Thrifts & Mortgage Finance - 1.4%
WSFS Financial Corp. (c)	2,030,253	69,312,837

TOTAL FINANCIALS		1,313,754,955

HEALTH CARE - 14.7%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (a)	715,727	23,117,982
Acorda Therapeutics, Inc. (a)	581,100	15,021,435
Advanced Accelerator Applications SA sponsored ADR	403,200	13,914,432
Agios Pharmaceuticals, Inc. (a)(b)	167,163	8,182,629
Anacor Pharmaceuticals, Inc. (a)	267,700	16,795,498
Ascendis Pharma A/S sponsored ADR (a)	985,253	16,621,218
Bellicum Pharmaceuticals, Inc. (a)(b)	654,012	6,631,682
BioMarin Pharmaceutical, Inc. (a)	155,444	13,162,998
bluebird bio, Inc. (a)	146,268	6,486,986
Cellectis SA sponsored ADR (a)	448,095	12,192,665
Coherus BioSciences, Inc. (a)(b)	654,111	12,316,910
Curis, Inc. (a)(b)(c)	7,688,056	15,376,112
CytomX Therapeutics, Inc. (a)	267,800	3,459,976
CytomX Therapeutics, Inc. (d)	105,499	1,363,047
Five Prime Therapeutics, Inc. (a)	398,400	18,959,856
Genocea Biosciences, Inc. (a)(b)(c)	1,802,810	7,932,364
Heron Therapeutics, Inc. (a)(b)	531,800	11,401,792
Insmed, Inc. (a)	710,135	8,628,140
Intercept Pharmaceuticals, Inc. (a)	71,798	10,822,831
Ionis Pharmaceuticals, Inc. (a)	275,872	11,302,476
La Jolla Pharmaceutical Co. (a)	624,100	11,552,091
Macrogenics, Inc. (a)	289,680	5,955,821
Mirati Therapeutics, Inc. (a)(b)	663,969	13,757,438
Neurocrine Biosciences, Inc. (a)	609,582	27,784,748
Novavax, Inc. (a)	2,137,462	11,200,301
ProNai Therapeutics, Inc. (a)(b)	268,705	1,504,748
Sage Therapeutics, Inc. (a)	34,700	1,307,843
Spark Therapeutics, Inc. (a)	312,600	11,219,214
TESARO, Inc. (a)	416,200	17,247,328
Ultragenyx Pharmaceutical, Inc. (a)	297,206	20,097,070
Xencor, Inc. (a)	208,091	2,549,115
		357,866,746
Health Care Equipment & Supplies - 3.6%
Dentsply Sirona, Inc.	154,315	9,197,174
Hill-Rom Holdings, Inc.	488,000	23,594,800
Integra LifeSciences Holdings Corp. (a)	542,368	38,410,502
NxStage Medical, Inc. (a)	2,067,000	33,320,040
Steris PLC	369,567	26,117,300
Teleflex, Inc.	174,700	27,214,766
Wright Medical Group NV (a)	1,441,552	27,072,347
		184,926,929
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	315,400	16,239,946
AmSurg Corp. (a)	418,500	33,890,130
Envision Healthcare Holdings, Inc. (a)	236,600	5,354,258
Molina Healthcare, Inc. (a)	405,100	20,967,976
Surgical Care Affiliates, Inc. (a)	1,005,456	48,613,798
Team Health Holdings, Inc. (a)	267,100	11,172,793
		136,238,901
Health Care Technology - 0.2%
Press Ganey Holdings, Inc.	286,350	8,725,085
Life Sciences Tools & Services - 0.6%
Bruker Corp.	1,074,903	30,419,755
Pharmaceuticals - 0.8%
Innoviva, Inc.	1,092,349	13,479,587
Prestige Brands Holdings, Inc. (a)	309,654	17,582,154
Theravance Biopharma, Inc. (a)	649,720	13,481,690
		44,543,431

TOTAL HEALTH CARE		762,720,847

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
Moog, Inc. Class A (a)	458,798	22,416,870
Orbital ATK, Inc.	416,491	36,234,717
Teledyne Technologies, Inc. (a)	464,031	43,131,681
		101,783,268
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	1,126,178	43,380,377
Airlines - 0.5%
JetBlue Airways Corp. (a)	1,287,312	25,475,904
Building Products - 0.4%
Allegion PLC	277,018	18,130,828
Commercial Services & Supplies - 2.9%
Deluxe Corp.	713,974	44,823,288
Interface, Inc.	1,291,330	21,978,437
Multi-Color Corp.	420,700	25,170,481
Progressive Waste Solution Ltd. (Canada)	758,253	24,402,850
West Corp.	1,688,864	36,192,356
		152,567,412
Construction & Engineering - 1.6%
EMCOR Group, Inc.	992,898	48,135,695
Valmont Industries, Inc.	261,118	36,655,745
		84,791,440
Electrical Equipment - 0.3%
OSRAM Licht AG	313,923	16,382,277
Machinery - 1.8%
AGCO Corp.	586,653	31,368,336
ITT Corp.	756,559	29,029,169
Kornit Digital Ltd. (a)(b)	1,318,900	13,360,457
KUKA AG (b)	195,000	19,211,420
		92,969,382
Professional Services - 0.6%
Dun & Bradstreet Corp.	261,627	28,886,237
Trading Companies & Distributors - 2.4%
Kaman Corp.	837,707	35,259,088
Titan Machinery, Inc. (a)(b)(c)	1,609,419	20,922,447
Watsco, Inc.	359,902	48,396,022
WESCO International, Inc. (a)(b)	369,600	21,728,784
		126,306,341

TOTAL INDUSTRIALS		690,673,466

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	1,112,900	10,694,969
F5 Networks, Inc. (a)	141,200	14,790,700
Ixia (a)	1,497,169	15,151,350
		40,637,019
Electronic Equipment & Components - 1.8%
CDW Corp.	867,300	33,391,050
Fitbit, Inc.	477,000	8,705,250
Jabil Circuit, Inc.	1,410,700	24,489,752
Trimble Navigation Ltd. (a)	1,039,800	24,903,210
		91,489,262
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	2,592,001	23,690,889
Demandware, Inc. (a)	513,070	23,642,266
EarthLink Holdings Corp.	34	198
Gogo, Inc. (a)(b)	2,043,300	21,638,547
j2 Global, Inc.	67,784	4,305,640
MercadoLibre, Inc.	38,413	4,797,400
MINDBODY, Inc. (b)	637,872	8,681,438
Pandora Media, Inc. (a)(b)	910,600	9,042,258
Rackspace Hosting, Inc. (a)	950,617	21,740,611
Stamps.com, Inc. (a)	201,702	16,612,177
Web.com Group, Inc. (a)	1,125,441	22,497,566
		156,648,990
IT Services - 3.6%
EPAM Systems, Inc. (a)	271,505	19,800,860
ExlService Holdings, Inc. (a)	434,460	21,023,519
Global Payments, Inc.	628,800	45,386,784
Maximus, Inc.	670,200	35,453,580
Virtusa Corp. (a)	938,700	33,361,398
WEX, Inc. (a)	323,400	30,558,066
		185,584,207
Semiconductors & Semiconductor Equipment - 2.0%
Cavium, Inc. (a)	294,580	14,543,415
Cirrus Logic, Inc. (a)	616,800	22,266,480
Intersil Corp. Class A	1,815,600	21,224,364
Monolithic Power Systems, Inc.	558,370	34,853,455
Qorvo, Inc. (a)	310,850	13,997,576
		106,885,290
Software - 4.9%
BroadSoft, Inc. (a)	34,494	1,350,958
CommVault Systems, Inc. (a)	869,277	38,048,254
Fleetmatics Group PLC (a)	511,100	18,527,375
Imperva, Inc. (a)	247,765	11,516,117
NetSuite, Inc. (a)(b)	240,200	19,465,808
Pegasystems, Inc.	898,200	23,703,498
Proofpoint, Inc. (a)	250,800	14,611,608
Qlik Technologies, Inc. (a)	767,100	23,619,009
RealPage, Inc. (a)	991,200	21,796,488
RingCentral, Inc. (a)	354,400	6,761,952
SS&C Technologies Holdings, Inc.	90,500	5,534,075
Synchronoss Technologies, Inc. (a)	911,561	28,322,200
Tableau Software, Inc. (a)	281,600	14,558,720
Tyler Technologies, Inc. (a)	167,730	24,557,349
		252,373,411
Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (a)	322,525	12,849,396
Nimble Storage, Inc. (a)	1,886,600	13,923,108
Quantum Corp. (a)(b)	11,030,511	5,077,344
Silicon Graphics International Corp. (a)(c)	2,151,349	9,638,044
Super Micro Computer, Inc. (a)	627,170	16,877,145
		58,365,037

TOTAL INFORMATION TECHNOLOGY		891,983,216

MATERIALS - 3.6%
Chemicals - 1.6%
Chase Corp.	206,326	11,614,091
Innospec, Inc.	471,108	22,782,783
PolyOne Corp.	461,201	16,594,012
Sensient Technologies Corp.	453,800	30,518,050
		81,508,936
Containers & Packaging - 1.5%
Avery Dennison Corp.	258,500	18,769,685
Berry Plastics Group, Inc. (a)	1,048,160	37,754,723
Silgan Holdings, Inc.	384,800	19,524,752
		76,049,160
Metals & Mining - 0.5%
Compass Minerals International, Inc.	197,700	14,819,592
Steel Dynamics, Inc.	496,700	12,521,807
		27,341,399

TOTAL MATERIALS		184,899,495

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	367,500	14,222,250
Towerstream Corp. (a)(b)(c)	5,386,878	848,433
		15,070,683
UTILITIES - 3.9%
Electric Utilities - 1.9%
El Paso Electric Co.	530,180	23,911,118
Great Plains Energy, Inc.	628,980	19,643,045
IDACORP, Inc.	374,600	27,244,658
Portland General Electric Co.	720,032	28,599,671
		99,398,492
Gas Utilities - 2.0%
Atmos Energy Corp.	253,886	18,419,429
New Jersey Resources Corp.	465,300	16,601,904
South Jersey Industries, Inc.	349,800	9,762,918
Southwest Gas Corp.	402,000	26,093,820
Spire, Inc.	461,200	29,498,352
		100,376,423

TOTAL UTILITIES		199,774,915

TOTAL COMMON STOCKS
(Cost $4,576,356,478)		5,024,976,327
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% 7/28/16 (e)
(Cost $729,559)	730,000	729,639
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.38% (f)	169,054,453	$169,054,453
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	136,403,588	136,403,588
TOTAL MONEY MARKET FUNDS
(Cost $305,458,041)		305,458,041
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $4,882,544,078)		5,331,164,007
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(149,841,317)
NET ASSETS - 100%		$5,181,322,690

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
238 ICE Russell 2000 Index Contracts (United States)	June 2016	26,836,880	$(112,199)

The face value of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,363,047 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $729,639.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$478,229
Fidelity Securities Lending Cash Central Fund	2,271,611
Total	$2,749,840

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Corp.	$59,301,956	$12,523,135	$8,773,380	$750,505	$--
Curis, Inc.	17,343,495	3,447,169	146,733	--	15,376,112
Datalink Corp.	11,285,581	--	8,966,446	--	--
Genocea Biosciences, Inc.	11,551,566	4,471,467	--	--	7,932,364
MINDBODY, Inc.	5,160,680	1,625,644	619,335	--	--
Silicon Graphics International Corp.	11,178,886	--	253,209	--	9,638,044
Titan Machinery, Inc.	22,265,302	309,663	5,721	--	20,922,447
Towerstream Corp.	8,511,267	--	--	--	848,433
WSFS Financial Corp.	56,720,998	6,593,132	5,206,273	332,651	69,312,837
Total	$203,319,731	$28,970,210	$23,971,097	$1,083,156	$124,030,237

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$674,007,067	$674,007,067	$--	$--
Consumer Staples	152,226,094	152,226,094	--	--
Energy	139,865,589	139,865,589	--	--
Financials	1,313,754,955	1,313,754,955	--	--
Health Care	762,720,847	762,720,847	--	--
Industrials	690,673,466	690,673,466	--	--
Information Technology	891,983,216	891,983,216	--	--
Materials	184,899,495	184,899,495	--	--
Telecommunication Services	15,070,683	15,070,683	--	--
Utilities	199,774,915	199,774,915	--	--
U.S. Government and Government Agency Obligations	729,639	--	729,639	--
Money Market Funds	305,458,041	305,458,041	--	--
Total Investments in Securities:	$5,331,164,007	$5,330,434,368	$729,639	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(112,199)	$(112,199)	$--	$--
Total Liabilities	$(112,199)	$(112,199)	$--	$--
Total Derivative Instruments:	$(112,199)	$(112,199)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $4,895,636,315. Net unrealized appreciation aggregated $435,527,692, of which $852,915,497 related to appreciated investment securities and $417,387,805 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

April 30, 2016

SRE-QTLY-0616
1.924316.104

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.4%
	Shares	Value
FINANCIALS - 15.4%
Capital Markets - 0.1%
Ellington Financial LLC	61,200	$1,041,012
Real Estate Investment Trusts - 15.1%
Acadia Realty Trust (SBI)	459,000	15,468,300
American Campus Communities, Inc.	15,900	711,525
American Tower Corp.	18,700	1,961,256
Annaly Capital Management, Inc.	122,500	1,276,450
Anworth Mortgage Asset Corp.	191,300	902,936
Apartment Investment & Management Co. Class A	109,400	4,382,564
Arbor Realty Trust, Inc.	223,500	1,492,980
AvalonBay Communities, Inc.	11,500	2,033,085
Care Capital Properties, Inc.	8,200	218,694
CBL & Associates Properties, Inc.	182,900	2,136,272
Cedar Shopping Centers, Inc.	41,700	288,564
Chimera Investment Corp.	16,700	237,140
Community Healthcare Trust, Inc.	40,400	735,280
CYS Investments, Inc.	135,600	1,099,716
Douglas Emmett, Inc.	35,100	1,138,995
Dynex Capital, Inc.	166,400	1,081,600
Equity Lifestyle Properties, Inc.	243,600	16,684,149
Extra Space Storage, Inc.	36,600	3,109,170
First Potomac Realty Trust	120,118	1,010,192
Five Oaks Investment Corp.	15,700	94,985
Great Ajax Corp.	22,426	305,442
Hatteras Financial Corp.	64,100	1,018,549
Invesco Mortgage Capital, Inc.	85,800	1,102,530
Lexington Corporate Properties Trust	519,000	4,556,820
MFA Financial, Inc.	1,716,300	11,859,633
Mid-America Apartment Communities, Inc.	47,700	4,565,367
Monmouth Real Estate Investment Corp. Class A	54,300	624,450
Monogram Residential Trust, Inc.	48,911	495,468
National Retail Properties, Inc.	25,000	1,094,000
New Residential Investment Corp.	175,000	2,117,500
New Senior Investment Group, Inc.	182,599	1,972,069
Newcastle Investment Corp.	153,599	666,620
NorthStar Realty Finance Corp.	159,450	2,039,366
Potlatch Corp.	85,800	3,021,876
Sabra Health Care REIT, Inc.	105,200	2,218,668
Select Income REIT	44,200	1,023,230
Senior Housing Properties Trust (SBI)	286,400	5,034,912
Simon Property Group, Inc.	5,100	1,025,967
Store Capital Corp.	100,100	2,569,567
Terreno Realty Corp.	181,061	4,122,759
Two Harbors Investment Corp.	248,000	1,941,840
Ventas, Inc.	151,100	9,386,332
VEREIT, Inc.	158,200	1,404,816
Weyerhaeuser Co.	34,300	1,101,716
WP Carey, Inc.	83,800	5,119,342
WP Glimcher, Inc.	38,750	406,488
		126,859,180
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	55,800	1,205,838

TOTAL FINANCIALS		129,106,030

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Chartwell Retirement Residence (a)(b)	14,700	162,032
TOTAL COMMON STOCKS
(Cost $105,615,562)		129,268,062

Preferred Stocks - 23.4%
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. Series D 7.00% (a)	8,241	252,587
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	32,700	822,078
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,448,436
Weyerhaeuser Co. Series A, 6.375% (a)	32,000	1,648,320
		6,171,421
Nonconvertible Preferred Stocks - 22.6%
FINANCIALS - 22.6%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	611,013
Real Estate Investment Trusts - 22.4%
AG Mortgage Investment Trust, Inc.:
8.00%	132,104	3,111,049
8.25%	600	14,550
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	637,707
American Capital Agency Corp.:
8.00%	120,000	3,108,000
Series B, 7.75%	29,100	724,008
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	809,626
American Homes 4 Rent:
Series A, 5.00%	239,119	6,327,089
Series B, 5.00%	135,063	3,625,091
Series C, 5.50%	139,710	3,709,301
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,853,692
Series C, 7.625%	25,139	634,508
Series D, 7.50%	83,513	2,087,825
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,577,280
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,543,125
Apollo Residential Mortgage, Inc. Series A, 8.00%	75,238	1,781,636
Arbor Realty Trust, Inc.:
7.375%	20,000	492,000
Series A, 8.25%	41,922	1,035,893
Series B, 7.75%	40,000	912,000
Series C, 8.50%	15,000	360,750
Armour Residential REIT, Inc. Series B, 7.875%	25,701	550,515
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,290,140
Series E, 9.00%	41,200	1,039,064
Bluerock Residental Growth (REIT), Inc. Series A 8.25%	100,800	2,550,240
Brandywine Realty Trust Series E, 6.90%	21,000	553,140
Capstead Mortgage Corp. Series E, 7.50%	37,016	898,748
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,678,723
Series E, 6.625%	45,505	1,119,878
Cedar Shopping Centers, Inc. Series B, 7.25%	113,018	2,915,864
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,693,699
Colony Financial, Inc.:
7.125%	103,850	2,352,203
Series A, 8.50%	77,829	2,000,205
Series B, 7.50%	4,300	105,307
Coresite Realty Corp. Series A, 7.25%	42,600	1,109,304
Corporate Office Properties Trust Series L, 7.375%	136,869	3,539,432
CubeSmart Series A, 7.75%	40,000	1,040,000
CYS Investments, Inc.:
Series A, 7.75%	10,014	245,343
Series B, 7.50%	113,333	2,644,059
DDR Corp.:
Series J, 6.50%	70,181	1,842,953
Series K, 6.25%	25,489	673,674
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,029,437
Series F, 6.625%	20,000	528,400
Series G, 5.875%	28,270	719,189
Series H, 7.375%	10,000	278,000
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,878,159
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,311,512
Series B, 7.625%	47,335	1,059,831
Equity Commonwealth Series E, 7.25%	200,160	5,004,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,743,784
First Potomac Realty Trust 7.75%	11,545	296,129
Five Oaks Investment Corp. Series A, 8.75%	48,000	962,400
General Growth Properties, Inc. Series A, 6.375%	34,690	947,037
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,715,056
Hatteras Financial Corp. Series A, 7.625%	118,588	2,930,309
Hersha Hospitality Trust Series B, 8.00%	18,928	481,718
Hospitality Properties Trust Series D, 7.125%	40,200	1,047,210
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	708,549
Series B, 7.75%	170,898	3,964,834
Investors Real Estate Trust Series B, 7.95%	33,428	868,125
iStar Financial, Inc.:
Series D, 8.00%	15,010	327,068
Series E, 7.875%	43,106	911,692
Series F, 7.80%	137,664	2,904,710
Series G, 7.65%	84,000	1,772,400
Kilroy Realty Corp.:
Series G, 6.875%	20,300	524,349
Series H, 6.375%	31,704	817,646
LaSalle Hotel Properties:
Series H, 7.50%	37,192	939,842
Series I, 6.375%	47,339	1,214,245
MFA Financial, Inc.:
8.00%	108,747	2,766,524
Series B, 7.50%	188,749	4,688,525
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	796,500
National Retail Properties, Inc.:
5.70%	46,124	1,212,600
Series D, 6.625%	46,667	1,223,609
New York Mortgage Trust, Inc.:
7.875%	103,533	2,189,723
Series B, 7.75%	70,013	1,506,680
Newcastle Investment Corp. Series B, 9.75%	2,902	71,883
NorthStar Realty Finance Corp.:
Series A 8.75%	1,500	35,925
Series B, 8.25%	77,484	1,782,132
Series C, 8.875%	115,595	2,808,959
Series D, 8.50%	45,035	1,035,805
Series E, 8.75%	90,721	2,136,480
Pebblebrook Hotel Trust:
Series B, 8.00%	37,400	964,172
Series C, 6.50%	71,026	1,829,630
Pennsylvania (REIT) 7.375%	55,408	1,434,513
Prologis, Inc. Series Q, 8.54%	15,800	1,080,820
PS Business Parks, Inc.:
Series S, 6.45%	5,665	147,460
Series T, 6.00%	26,000	683,800
Series U, 5.75%	102,483	2,624,590
Public Storage 6.375%	24,000	672,960
RAIT Financial Trust:
7.125%	82,863	1,912,478
7.625%	46,080	905,933
Regency Centers Corp.:
Series 6, 6.625%	31,239	815,963
Series 7, 6.00%	32,000	859,200
Retail Properties America, Inc. 7.00%	83,617	2,238,427
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,617,203
Saul Centers, Inc. Series C, 6.875%	69,596	1,851,950
Stag Industrial, Inc.:
6.875%	17,000	447,100
Series A, 9.00%	280,000	7,406,000
Series B, 6.625%	10,000	254,500
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,606,524
Sun Communities, Inc. Series A, 7.125%	59,000	1,539,900
Sunstone Hotel Investors, Inc. Series E, 6.95%	8,000	217,760
Taubman Centers, Inc. Series K, 6.25%	19,561	508,586
Terreno Realty Corp. Series A, 7.75%	81,048	2,104,817
UMH Properties, Inc.:
8.00%	152,500	4,256,275
Series A, 8.25%	97,931	2,546,206
Urstadt Biddle Properties, Inc.:
6.75%	33,500	885,070
Series F, 7.125%	30,000	797,400
VEREIT, Inc. Series F, 6.70%	265,083	6,820,586
Wells Fargo Real Estate Investment Corp. 6.375%	23,000	628,590
Welltower, Inc. 6.50%	33,400	876,416
WP Glimcher, Inc.:
6.875%	3,183	81,580
7.50%	53,575	1,385,450
		188,330,456
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	55,054	1,442,415
TOTAL FINANCIALS		190,383,884
TOTAL PREFERRED STOCKS
(Cost $190,327,434)		196,555,305
	Principal Amount	Value

Corporate Bonds - 24.6%
Convertible Bonds - 7.3%
FINANCIALS - 7.3%
Consumer Finance - 0.3%
Zais Financial Partners LP 8% 11/15/16 (b)	3,000,000	2,992,500
Diversified Financial Services - 1.3%
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	10,567,969
Real Estate Investment Trusts - 4.9%
American Realty Capital Properties, Inc. 3.75% 12/15/20	6,060,000	5,900,925
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,194,013
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	8,080,000	8,519,350
Colony Financial, Inc.:
3.875% 1/15/21	2,920,000	2,686,400
5% 4/15/23	3,395,000	3,106,425
Colony Starwood Homes 4.5% 10/15/17	390,000	399,019
PennyMac Corp. 5.375% 5/1/20	5,954,000	5,481,401
RAIT Financial Trust 4% 10/1/33	7,370,000	6,633,000
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,077,625
Resource Capital Corp.:
6% 12/1/18	690,000	645,581
8% 1/15/20	2,150,000	2,074,170
Starwood Property Trust, Inc.:
3.75% 10/15/17	650,000	645,531
4.55% 3/1/18	1,540,000	1,566,950
		40,930,390
Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	160,000	152,900
Thrifts & Mortgage Finance - 0.8%
IAS Operating Partnership LP 5% 3/15/18 (b)	7,190,000	6,920,375
TOTAL FINANCIALS		61,564,134
Nonconvertible Bonds - 17.3%
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 0.7%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	325,000	320,531
FelCor Lodging LP 6% 6/1/25	1,380,000	1,424,850
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,619,610
Times Square Hotel Trust 8.528% 8/1/26 (b)	2,363,186	2,762,213
		6,127,204
Household Durables - 4.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)	2,100,000	1,800,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	981,581
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	1,800,000
6.5% 12/15/20 (b)	1,525,000	1,494,500
Calatlantic Group, Inc.:
5.875% 11/15/24	630,000	666,225
8.375% 5/15/18	3,737,000	4,148,070
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	839,438
5.75% 8/15/23	490,000	536,550
KB Home:
8% 3/15/20	2,395,000	2,586,600
9.1% 9/15/17	1,185,000	1,273,875
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,252,025
4.5% 6/15/19	400,000	413,750
M/I Homes, Inc. 6.75% 1/15/21	620,000	620,000
Meritage Homes Corp.:
6% 6/1/25	2,085,000	2,126,700
7% 4/1/22	2,005,000	2,150,363
7.15% 4/15/20	1,940,000	2,066,100
Ryland Group, Inc.:
6.625% 5/1/20	445,000	491,725
8.4% 5/15/17	1,446,000	1,536,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	758,100
William Lyon Homes, Inc.:
7% 8/15/22	1,245,000	1,213,875
8.5% 11/15/20	4,320,000	4,482,000
		33,238,602
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	249,600
TOTAL CONSUMER DISCRETIONARY		39,615,406
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	495,000	475,200
FINANCIALS - 11.3%
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,613,995
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	782,075
6% 8/1/20	3,500,000	3,491,600
		5,887,670
Real Estate Investment Trusts - 7.7%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,037,560
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,640,623
CBL& Associates LP:
4.6% 10/15/24	3,970,000	3,636,822
5.25% 12/1/23	2,000,000	1,924,214
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,665,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,015,000	3,037,613
CubeSmart LP 4.8% 7/15/22	1,000,000	1,098,190
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,068,332
DDR Corp. 7.5% 7/15/18	2,407,000	2,673,777
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,100,000
HCP, Inc. 4% 6/1/25	2,000,000	1,980,694
Health Care Property Investors, Inc. 6.3% 9/15/16	3,850,000	3,916,232
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,035,166
4.125% 4/1/19	1,000,000	1,051,203
Healthcare Realty Trust, Inc. 3.75% 4/15/23	801,000	791,039
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	392,262
5.85% 3/15/17	2,593,000	2,684,515
Hospitality Properties Trust:
5% 8/15/22	823,000	870,374
5.625% 3/15/17	1,248,000	1,285,082
6.7% 1/15/18	811,000	851,988
iStar Financial, Inc.:
4% 11/1/17	5,595,000	5,511,075
5% 7/1/19	2,500,000	2,425,000
5.85% 3/15/17	825,000	841,093
7.125% 2/15/18	1,010,000	1,037,775
9% 6/1/17	2,430,000	2,539,350
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,484,075
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	1,685,000	1,769,250
6.375% 3/1/24	790,000	841,350
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	455,000	437,000
4.95% 4/1/24	627,000	641,587
Potlatch Corp. 7.5% 11/1/19	811,000	898,183
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	945,396
Select Income REIT 4.5% 2/1/25	1,945,000	1,877,065
Senior Housing Properties Trust:
4.75% 5/1/24	4,612,000	4,469,171
6.75% 4/15/20	576,000	632,013
6.75% 12/15/21	2,000,000	2,209,694
		65,299,763
Real Estate Management & Development - 2.4%
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,263,776
5.25% 3/15/25	625,000	650,329
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)	2,130,000	2,172,600
Host Hotels & Resorts LP 6% 10/1/21	485,000	546,688
Howard Hughes Corp. 6.875% 10/1/21 (b)	4,100,000	4,151,250
Hunt Companies, Inc. 9.625% 3/1/21 (b)	1,540,000	1,509,200
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,375,000	4,276,563
Mid-America Apartments LP:
3.75% 6/15/24	337,000	342,981
6.05% 9/1/16	1,216,000	1,232,044
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (b)	1,005,000	1,042,688
5.25% 12/1/21 (b)	1,610,000	1,682,450
Regency Centers LP 5.875% 6/15/17	364,000	380,682
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	495,000	482,625
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	597,000	626,649
		20,360,525
Thrifts & Mortgage Finance - 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)	1,025,000	1,004,500
Ocwen Financial Corp. 6.625% 5/15/19	3,750,000	2,868,750
		3,873,250
TOTAL FINANCIALS		95,421,208
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,785,000	3,680,913
5.5% 2/1/21	4,450,000	4,494,500
		8,175,413
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	786,963
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	1,000,000	1,055,620

TOTAL NONCONVERTIBLE BONDS		145,529,810

TOTAL CORPORATE BONDS
(Cost $204,430,225)		207,093,944

Asset-Backed Securities - 2.4%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9413% 6/17/31 (b)(c)	1,302,000	1,242,717
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,826,295
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,347,854
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	1,451,000	1,485,146
Class XS, 0% 10/17/45 (b)(d)	961,975	0
Colony American Homes Series 2014-2A Class F, 3.782% 7/17/31 (b)(c)	1,090,000	1,019,587
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,124,849
Series 2002-2 Class M2, 9.163% 3/1/33	2,025,386	1,675,032
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	830,412	862,231
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.082% 12/17/30 (b)(c)	1,750,000	1,689,742
Series 2014-SFR1 Class F, 4.1913% 6/17/31 (b)(c)	756,000	725,519
Series 2014-SFR3:
Class E, 4.9413% 12/17/31 (b)(c)	842,000	846,215
Class F, 5.4413% 12/17/31 (b)(c)	426,000	422,498
Series 2015-SFR2 Class E, 3.5881% 6/17/32 (b)(c)	450,000	430,567
Series 2015-SFR3 Class F, 5.1913% 8/17/32 (b)(c)	2,000,000	1,958,098
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,114,661	2,121,176
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	590,643
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	212,363	176,773
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.9913% 1/17/32 (b)(c)	780,000	757,820
TOTAL ASSET-BACKED SECURITIES
(Cost $19,698,829)		20,302,762

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3615% 12/25/46 (b)(c)	811,000	878,226
Series 2010-K7 Class B, 5.441% 4/25/20 (b)(c)	2,605,000	2,876,990
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)	50,461	51,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,354,873)		3,806,288

Commercial Mortgage Securities - 21.2%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)	2,000,000	1,948,114
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3386% 11/10/42 (c)	285,732	285,488
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	500,000	366,392
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (b)(c)	1,092,000	1,024,126
Class F, 4.2844% 9/10/28 (b)(c)	800,000	722,021
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.477% 3/11/39 (c)	2,432,000	2,326,684
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.4666% 8/15/29 (b)(c)	500,000	459,030
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1828% 8/15/26 (b)(c)	1,500,000	1,497,758
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.433% 11/15/19 (b)(c)	1,445,000	1,429,115
Class MZA, 6.4095% 11/15/19 (b)(c)	5,019,000	5,006,762
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class F, 5.4883% 4/10/29 (b)	1,890,000	1,734,074
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(c)	1,882,000	1,768,291
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2% 2/15/33 (b)(c)	400,000	402,518
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)	1,621,000	1,670,944
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1031% 9/10/46 (b)(c)	2,496,000	2,300,111
Series 2015-SHP2 Class E, 4.783% 7/15/27 (b)(c)	567,000	528,254
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,408,064
Series 2013-CR10 Class D, 4.7904% 8/10/46 (b)(c)	1,300,000	1,132,561
Series 2013-CR12 Class D, 5.0841% 10/10/46 (b)(c)	2,900,000	2,609,889
Series 2013-CR9 Class D, 4.2544% 7/10/45 (b)(c)	790,000	716,303
Series 2013-LC6 Class D, 4.2852% 1/10/46 (b)(c)	2,071,000	1,891,077
Series 2014-UBS2 Class D, 5.0152% 3/10/47 (b)(c)	537,000	454,933
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.8785% 5/10/43 (b)(c)	2,000,000	1,996,796
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)	992,328	968,359
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.3634% 5/15/45 (c)	3,000,000	3,230,530
Class D, 5.3634% 5/15/45 (b)(c)	1,917,000	1,844,909
Series 2012-CR2 Class D, 4.8615% 8/15/45 (b)(c)	500,000	497,047
Series 2012-LC4:
Class C, 5.644% 12/10/44 (c)	780,000	845,894
Class D, 5.644% 12/10/44 (b)(c)	2,830,000	2,755,773
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)	2,031,000	1,779,911
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)	2,496,000	2,112,967
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)	256,528	258,309
CSMC Trust floater Series 2015-DEAL:
Class E, 4.433% 4/15/29 (b)(c)	2,000,000	1,881,994
Class F, 5.183% 4/15/29 (b)(c)	2,947,000	2,735,499
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)	2,047,000	1,906,949
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6987% 11/10/46 (b)(c)	2,505,000	2,586,378
Class G, 4.652% 11/10/46 (b)	2,157,000	1,808,183
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)	2,000,000	2,008,016
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(d)	4,947,000	517,584
Series K012 Class X3, 2.2519% 1/25/41 (c)(d)	2,799,997	259,906
Series K013 Class X3, 2.9088% 1/25/43 (c)(d)	4,806,000	548,802
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (b)(c)	2,947,000	2,763,617
Class FFX, 3.4949% 12/15/19 (b)(c)	1,478,000	1,360,514
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)	361,868	373,492
GP Portfolio Trust Series 2014-GPP Class E, 4.2862% 2/15/27 (b)(c)	1,615,000	1,526,736
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1849% 12/10/43 (b)(c)	2,000,000	2,044,303
Series 2011-GC5 Class D, 5.3155% 8/10/44 (b)(c)	857,000	872,673
Series 2012-GC6:
Class C, 5.6309% 1/10/45 (b)(c)	2,400,000	2,601,743
Class D, 5.6309% 1/10/45 (b)(c)	1,786,000	1,736,864
Class E, 5% 1/10/45 (b)(c)	831,000	699,402
Series 2012-GCJ7:
Class C, 5.7231% 5/10/45 (c)	3,500,000	3,717,448
Class D, 5.7231% 5/10/45 (b)(c)	3,425,000	3,251,680
Class E, 5% 5/10/45 (b)	1,760,000	1,424,539
Series 2012-GCJ9 Class D, 4.854% 11/10/45 (b)(c)	1,339,000	1,245,308
Series 2013-GC16:
Class D, 5.316% 11/10/46 (b)(c)	3,250,000	3,004,625
Class F, 3.5% 11/10/46 (b)	1,428,000	964,568
Series 2014-NEW Class D, 3.79% 1/10/31 (b)	490,000	471,062
Series 2016-RENT Class F, 4.202% 2/10/29 (b)(c)	3,110,000	2,805,656
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.6862% 7/15/29 (b)(c)	639,000	596,989
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (b)(c)	4,250,000	4,266,499
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.082% 12/17/30 (b)(c)	1,500,000	1,445,826
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4426% 1/12/37 (b)(c)	756,000	744,088
Series 2009-IWST Class D, 7.4455% 12/5/27 (b)(c)	2,779,000	3,243,864
Series 2010-CNTR Class D, 6.184% 8/5/32 (b)(c)	1,216,000	1,374,675
Series 2012-CBX:
Class C, 5.2203% 6/15/45 (c)	1,240,000	1,314,282
Class G 4% 6/15/45 (b)	805,000	563,761
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.033% 6/15/29 (b)(c)	1,059,000	1,025,106
Class F, 4.433% 6/15/29 (b)(c)	1,255,000	1,191,085
Series 2005-LDP2 Class C, 4.911% 7/15/42 (c)	4,000,000	3,993,944
Series 2011-C3 Class E, 5.6064% 2/15/46 (b)(c)	362,000	379,105
Series 2011-C4 Class E, 5.4584% 7/15/46 (b)(c)	1,390,000	1,432,211
Series 2013-LC11:
Class D, 4.238% 4/15/46 (c)	500,000	443,530
Class F, 3.25% 4/15/46 (b)(c)	482,000	285,653
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)	1,500,000	1,347,022
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.1155% 6/15/38 (c)	2,511,000	2,507,468
Mach One Trust LLC Series 2004-1A Class H, 6.0529% 5/28/40 (b)(c)	20,368	20,319
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7613% 5/12/39 (c)	1,141,000	1,135,373
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.657% 11/15/45 (b)(c)	2,000,000	1,978,967
Series 2013-C12 Class D, 4.7663% 10/15/46 (b)(c)	1,500,000	1,409,461
Series 2013-C13:
Class D, 4.8923% 11/15/46 (b)(c)	2,500,000	2,308,458
Class E, 4.8923% 11/15/46 (b)(c)	621,000	496,194
Series 2013-C7 Class E, 4.2963% 2/15/46 (b)(c)	1,490,000	1,169,098
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	3,805,947
Series 2012-C4 Class E, 5.5246% 3/15/45 (b)(c)	2,586,000	2,540,104
Series 1997-RR Class F, 7.4211% 4/30/39 (b)(c)	150,701	147,699
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	1,573,927	1,575,723
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,263,386
Series 2011-C1 Class C, 5.4398% 9/15/47 (b)(c)	2,000,000	2,217,434
Series 2011-C2:
Class D, 5.3178% 6/15/44 (b)(c)	1,586,000	1,672,941
Class E, 5.3178% 6/15/44 (b)(c)	1,946,000	1,979,618
Class F, 5.3178% 6/15/44 (b)(c)	1,467,000	1,409,766
Class XB, 0.4647% 6/15/44 (b)(c)(d)	51,641,000	1,240,164
Series 2011-C3:
Class C, 5.1785% 7/15/49 (b)(c)	2,000,000	2,129,893
Class E, 5.1785% 7/15/49 (b)(c)	168,000	170,947
Class G, 5.1785% 7/15/49 (b)(c)	606,000	467,320
Series 2012-C4 Class D, 5.5246% 3/15/45 (b)(c)	1,640,000	1,650,865
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)	987,000	757,286
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)	5,094,000	5,016,430
Class F, 5% 2/5/30 (b)	1,975,000	1,846,690
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,000,000	780,490
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,305,298	1,657,729
SCG Trust Series 2013-SRP1 Class D, 3.7799% 11/15/26 (b)(c)	2,153,000	2,005,697
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,026,000	2,034,941
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5345% 5/10/45 (b)(c)	645,000	650,280
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	1,460,000	1,389,193
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,224,688
Class D, 5.62% 3/15/44 (b)(c)	1,000,000	1,036,172
Series 2011-C5:
Class C, 5.6344% 11/15/44 (b)(c)	1,250,000	1,352,856
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,682,737
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	774,567
Series 2012-C10 Class E, 4.454% 12/15/45 (b)(c)	910,000	721,885
Series 2012-C7 Class D, 4.8373% 6/15/45 (b)(c)	620,000	645,105
Series 2013-UBS1 Class D, 4.6293% 3/15/46 (b)(c)	332,000	305,627
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1565% 11/15/29 (b)(c)	952,061	916,815
Class G, 3.4562% 11/15/29 (b)(c)	927,958	854,978
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $172,035,079)		178,689,496

Bank Loan Obligations - 5.7%
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	3,176,875	2,992,235
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	2,517,712	2,240,764
Cooper Hotel Group 12% 11/6/17	2,298,096	2,413,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (c)	405,000	402,218
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	2,780,455	2,789,631
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)	2,018,190	1,987,918
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)	235,768	231,053
		13,056,819
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	1,555,813	1,549,496
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	2,573,334	2,577,348

TOTAL CONSUMER DISCRETIONARY		17,183,663

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (c)	1,211,250	1,211,407
Tranche B 5LN, term loan 5.5% 12/21/22 (c)	992,513	995,411
		2,206,818
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	2,330,000	2,201,850
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)	325,000	305,500
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)	1,154,086	1,149,758
		3,657,108
FINANCIALS - 1.6%
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (c)	2,431,078	2,412,845
Real Estate Management & Development - 1.2%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)	2,095,863	2,106,342
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (c)	990,000	972,675
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (c)	75,500	74,745
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	6,806,616	6,800,967
		9,954,729
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)	1,283,999	1,255,109

TOTAL FINANCIALS		13,622,683

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche F, term loan 3.75% 12/31/18 (c)	878,235	873,844
Tranche H, term loan 4% 1/27/21 (c)	1,548,131	1,524,553
		2,398,397
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Pilot Travel Centers LLC Tranche B, term loan 3.75% 10/3/21 (c)	1,436,400	1,442,979
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)	1,494,562	1,449,725

TOTAL INDUSTRIALS		2,892,704

UTILITIES - 0.8%
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (c)	977,453	963,603
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	976,668	962,018
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)	528,313	496,614
		2,422,235
Independent Power and Renewable Electricity Producers - 0.5%
Aplp Holdings LP Tranche B, term loan 6% 4/13/23 (c)	810,000	803,925
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (c)	1,955,000	1,952,556
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)	1,286,752	1,222,415
		3,978,896

TOTAL UTILITIES		6,401,131

TOTAL BANK LOAN OBLIGATIONS
(Cost $48,748,548)		48,362,504
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.38% (e)
(Cost $54,850,519)	54,850,519	54,850,519
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $799,061,069)		838,928,880
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,590,545
NET ASSETS - 100%		$841,519,425

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,415,430 or 23.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,278
Total	$97,278

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$325,661,335	$324,580,515	$1,080,820	$--
Health Care	162,032	162,032	--	--
Corporate Bonds	207,093,944	--	207,093,944	--
Asset-Backed Securities	20,302,762	--	18,004,813	2,297,949
Collateralized Mortgage Obligations	3,806,288	--	3,806,288	--
Commercial Mortgage Securities	178,689,496	--	177,724,928	964,568
Bank Loan Obligations	48,362,504	--	45,874,759	2,487,745
Money Market Funds	54,850,519	54,850,519	--	--
Total Investments in Securities:	$838,928,880	$379,593,066	$453,585,552	$5,750,262

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $799,102,570. Net unrealized appreciation aggregated $39,826,310, of which $59,391,386 related to appreciated investment securities and $19,565,076 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

April 30, 2016

BCF-QTLY-0616
1.800333.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.1%
Auto Components - 0.2%
Delphi Automotive PLC	317,251	$23,359
Magna International, Inc. Class A (sub. vtg.)	590,450	24,800
		48,159
Automobiles - 2.1%
BYD Co. Ltd. (H Shares) (a)	1,096,500	6,412
Tesla Motors, Inc. (a)(b)	1,668,633	401,740
		408,152
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	152,800	5,984
ServiceMaster Global Holdings, Inc. (a)	204,200	7,825
Weight Watchers International, Inc. (a)	109,153	1,414
		15,223
Hotels, Restaurants & Leisure - 5.8%
Buffalo Wild Wings, Inc. (a)	450,709	60,242
Chipotle Mexican Grill, Inc. (a)	550,570	231,773
Dave & Buster's Entertainment, Inc. (a)	1,775,813	68,724
Domino's Pizza, Inc.	240,171	29,032
El Pollo Loco Holdings, Inc. (a)	300,300	3,961
Extended Stay America, Inc. unit	1,039,000	16,260
Fiesta Restaurant Group, Inc. (a)	232,700	7,472
Hilton Worldwide Holdings, Inc.	1,708,676	37,676
Interval Leisure Group, Inc. (b)	561,200	7,924
McDonald's Corp.	2,504,075	316,740
MGM Mirage, Inc. (a)	1,521,142	32,400
Panera Bread Co. Class A (a)	102,100	21,899
Starbucks Corp.	4,671,647	262,687
Wingstop, Inc. (b)	152,000	3,791
		1,100,581
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	11,249	2,167
Newell Brands, Inc.	1,351,702	61,557
Sony Corp.	1,754,700	42,502
Sony Corp. sponsored ADR	990,975	23,882
Tupperware Brands Corp.	135,600	7,874
Whirlpool Corp.	360,132	62,713
		200,695
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. (a)	1,562,687	1,030,732
Ctrip.com International Ltd. ADR (a)	565,533	24,663
Expedia, Inc.	780,399	90,347
Groupon, Inc. Class A (a)	1,081,314	3,914
JD.com, Inc. sponsored ADR (a)	181,852	4,648
Netflix, Inc. (a)	1,191,648	107,284
Priceline Group, Inc. (a)	133,905	179,923
The Honest Co., Inc. (a)(c)	150,143	6,844
		1,448,355
Leisure Products - 0.2%
Mattel, Inc.	1,144,388	35,579
NJOY, Inc. (a)(c)	8,088,440	1,035
Spin Master Corp. (a)	410,200	8,010
		44,624
Media - 1.4%
Altice NV Class A (a)	2,599,717	39,443
Charter Communications, Inc. Class A (a)	224,735	47,698
Lions Gate Entertainment Corp.	222,265	4,934
Naspers Ltd. Class N	195,600	26,838
Starz Series A (a)	322,659	8,780
The Walt Disney Co.	1,249,451	129,018
Time Warner Cable, Inc.	10,353	2,196
Time Warner, Inc.	80,100	6,019
		264,926
Multiline Retail - 0.9%
B&M European Value Retail S.A.	6,983,599	28,306
Dollar Tree, Inc. (a)	905,165	72,151
Target Corp.	907,846	72,174
		172,631
Specialty Retail - 4.3%
AutoZone, Inc. (a)	31,277	23,934
Burlington Stores, Inc. (a)	221,471	12,617
Home Depot, Inc.	3,013,424	403,467
Inditex SA	559,172	17,950
L Brands, Inc.	1,165,336	91,234
Lowe's Companies, Inc.	318,500	24,212
O'Reilly Automotive, Inc. (a)	31,357	8,237
Restoration Hardware Holdings, Inc. (a)(b)	1,723,374	74,570
Ross Stores, Inc.	725,049	41,168
TJX Companies, Inc.	1,338,167	101,460
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	58,984	12,285
		811,134
Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	1,255,742	161,906
Coach, Inc.	97,500	3,926
G-III Apparel Group Ltd. (a)	724,639	32,790
Hanesbrands, Inc.	415,500	12,062
Kate Spade & Co. (a)	1,147,002	29,512
lululemon athletica, Inc. (a)(b)	1,316,692	86,309
Michael Kors Holdings Ltd. (a)	141,000	7,284
NIKE, Inc. Class B	2,128,944	125,480
PVH Corp.	604,881	57,827
Regina Miracle International Holdings Ltd. (a)	6,143,551	9,322
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,931,643	63,841
Tory Burch LLC unit (c)(d)	293,611	17,079
Under Armour, Inc. (a)	463,265	18,901
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	463,265	20,356
Vera Bradley, Inc. (a)	663,600	11,640
		658,235

TOTAL CONSUMER DISCRETIONARY		5,172,715

CONSUMER STAPLES - 10.0%
Beverages - 4.0%
Anheuser-Busch InBev SA NV ADR	423,474	52,587
Constellation Brands, Inc. Class A (sub. vtg.)	391,827	61,149
Molson Coors Brewing Co. Class B	1,019,555	97,500
Monster Beverage Corp.	1,129,495	162,896
The Coca-Cola Co.	8,878,365	397,751
		771,883
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	740,197	109,645
CVS Health Corp.	1,791,906	180,087
Kroger Co.	2,154,750	76,257
Sprouts Farmers Market LLC (a)	68,000	1,909
Walgreens Boots Alliance, Inc.	693,580	54,987
Whole Foods Market, Inc.	1,709,718	49,719
		472,604
Food Products - 1.3%
Amplify Snack Brands, Inc.	793,987	12,235
Associated British Foods PLC	1,057,745	47,355
Edita Food Industries SAE GDR (a)(e)	129,600	1,963
Mead Johnson Nutrition Co. Class A	255,000	22,223
Mondelez International, Inc.	2,332,833	100,219
The Hain Celestial Group, Inc. (a)	1,061,671	44,442
TreeHouse Foods, Inc. (a)	107,700	9,521
WhiteWave Foods Co. (a)	414,771	16,678
		254,636
Personal Products - 1.5%
Coty, Inc. Class A	266,000	8,086
Estee Lauder Companies, Inc. Class A	696,372	66,761
Herbalife Ltd. (a)	1,758,340	101,896
Nu Skin Enterprises, Inc. Class A (b)	2,645,924	107,874
		284,617
Tobacco - 0.7%
Imperial Tobacco Group PLC	203,133	11,037
Philip Morris International, Inc.	19,200	1,884
Reynolds American, Inc.	2,240,061	111,107
		124,028

TOTAL CONSUMER STAPLES		1,907,768

ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	492,700	23,827
National Oilwell Varco, Inc.	344,100	12,401
Schlumberger Ltd.	121,600	9,769
		45,997
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	1,249,132	65,904
Antero Resources Corp. (a)	220,000	6,226
Apache Corp.	230,100	12,517
Cabot Oil & Gas Corp.	89,500	2,094
Carrizo Oil & Gas, Inc. (a)	290,600	10,279
Cimarex Energy Co.	375,650	40,901
Continental Resources, Inc. (a)(b)	1,256,841	46,830
Devon Energy Corp.	922,400	31,989
Energen Corp.	148,100	6,293
EOG Resources, Inc.	654,258	54,055
Memorial Resource Development Corp. (a)	154,100	2,016
Noble Energy, Inc.	60,700	2,192
Oasis Petroleum, Inc. (a)(b)	864,400	8,376
PDC Energy, Inc. (a)	62,000	3,893
Pioneer Natural Resources Co.	378,126	62,807
SM Energy Co.	808,040	25,179
Suncor Energy, Inc.	204,900	6,015
Targa Resources Corp.	200,500	8,112
The Williams Companies, Inc.	409,500	7,940
Whiting Petroleum Corp. (a)	1,930,500	23,166
Williams Partners LP	545,800	16,500
		443,284

TOTAL ENERGY		489,281

FINANCIALS - 4.2%
Banks - 1.5%
Bank of America Corp.	4,454,721	64,861
Citigroup, Inc.	1,507,321	69,759
HDFC Bank Ltd. sponsored ADR	647,917	40,735
Huntington Bancshares, Inc.	438,000	4,406
JPMorgan Chase & Co.	1,612,436	101,906
		281,667
Capital Markets - 0.5%
BlackRock, Inc. Class A	151,664	54,042
Charles Schwab Corp.	702,641	19,962
Fairfax India Holdings Corp. (a)	907,400	10,072
Goldman Sachs Group, Inc.	47,100	7,730
WisdomTree Investments, Inc.	458,500	4,993
		96,799
Consumer Finance - 0.0%
Synchrony Financial (a)	273,200	8,352
Diversified Financial Services - 2.0%
Bats Global Markets, Inc.	1,035,500	24,552
Broadcom Ltd.	2,264,359	330,030
CME Group, Inc.	63,657	5,851
MSCI, Inc. Class A	132,200	10,039
WME Entertainment Parent, LLC Class A unit (c)(d)	3,718,505	7,638
		378,110
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	299,187	25,416
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)(f)	21,771,340	6,227
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	11,433

TOTAL FINANCIALS		808,004

HEALTH CARE - 14.6%
Biotechnology - 10.3%
AbbVie, Inc.	1,527,012	93,148
ACADIA Pharmaceuticals, Inc. (a)	118,500	3,828
Acceleron Pharma, Inc. (a)	143,443	4,296
Aduro Biotech, Inc. (b)	85,284	1,104
Agios Pharmaceuticals, Inc. (a)(b)	191,678	9,383
Aimmune Therapeutics, Inc. (a)(b)	397,357	5,146
Alexion Pharmaceuticals, Inc. (a)	747,969	104,177
Alkermes PLC (a)	973,947	38,714
Alnylam Pharmaceuticals, Inc. (a)	676,140	45,328
Amgen, Inc.	1,813,886	287,138
Ascendis Pharma A/S sponsored ADR (a)	329,051	5,551
Avalanche Biotechnologies, Inc. (a)	88,579	500
BeiGene Ltd. ADR	34,400	955
Biogen, Inc. (a)	760,790	209,210
BioMarin Pharmaceutical, Inc. (a)	258,687	21,906
bluebird bio, Inc. (a)	243,667	10,807
Calithera Biosciences, Inc. (a)(b)	260,944	1,391
Catabasis Pharmaceuticals, Inc.	517,993	2,284
Celgene Corp. (a)	2,746,072	283,971
Cellectis SA sponsored ADR (a)	66,409	1,807
Chiasma, Inc. (a)(b)	297,051	1,001
Chiasma, Inc. (e)	221,566	747
Chiasma, Inc. warrants	55,391	63
Chimerix, Inc. (a)	84,385	505
Coherus BioSciences, Inc. (a)(b)	486,789	9,166
Corvus Pharmaceuticals, Inc.	338,682	3,731
Corvus Pharmaceuticals, Inc.	143,500	1,756
CytomX Therapeutics, Inc. (e)	378,621	4,892
CytomX Therapeutics, Inc. (a)	164,076	2,120
DBV Technologies SA sponsored ADR (a)	106,654	3,623
Dicerna Pharmaceuticals, Inc. (a)	157,944	730
Edge Therapeutics, Inc. (a)(b)	337,339	2,776
Editas Medicine, Inc.	339,400	11,217
Editas Medicine, Inc.	276,353	8,220
Exelixis, Inc. (a)(b)	2,789,291	12,859
FibroGen, Inc. (a)	366,641	6,600
Gilead Sciences, Inc.	3,386,227	298,699
Global Blood Therapeutics, Inc. (a)	516,609	10,420
Heron Therapeutics, Inc. (a)	111,781	2,397
Intercept Pharmaceuticals, Inc. (a)	143,075	21,567
Intrexon Corp. (a)(b)	470,517	12,577
Ionis Pharmaceuticals, Inc. (a)	125,129	5,127
Ironwood Pharmaceuticals, Inc. Class A (a)	1,100,167	11,497
Juno Therapeutics, Inc. (a)(b)	220,037	9,261
Kite Pharma, Inc. (a)(b)	97,068	4,492
Merrimack Pharmaceuticals, Inc. (a)(b)	1,562,425	11,062
Mirati Therapeutics, Inc. (a)	298,001	6,175
Momenta Pharmaceuticals, Inc. (a)	96,269	916
Neurocrine Biosciences, Inc. (a)	624,447	28,462
Novavax, Inc. (a)	436,504	2,287
Portola Pharmaceuticals, Inc. (a)	299,425	7,114
ProNai Therapeutics, Inc. (a)	291,103	1,630
Prothena Corp. PLC (a)	102,959	4,447
Radius Health, Inc. (a)(b)	84,085	2,993
Regeneron Pharmaceuticals, Inc. (a)	490,408	184,742
REGENXBIO, Inc. (a)	117,939	1,229
Sage Therapeutics, Inc. (a)(b)	119,267	4,495
Seattle Genetics, Inc. (a)	400,493	14,209
Seres Therapeutics, Inc. (b)	48,733	1,439
Spark Therapeutics, Inc. (a)	113,065	4,058
Trevena, Inc. (a)	1,029,195	8,017
Ultragenyx Pharmaceutical, Inc. (a)	58,420	3,950
Vertex Pharmaceuticals, Inc. (a)	1,017,002	85,774
Xencor, Inc. (a)	109,850	1,346
		1,951,032
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (a)	22,000	2,137
Boston Scientific Corp. (a)	4,163,838	91,271
DexCom, Inc. (a)	102,829	6,620
Edwards Lifesciences Corp. (a)	48,400	5,141
Intuitive Surgical, Inc. (a)	163,041	102,122
Invuity, Inc.	504,811	3,433
Medtronic PLC	692,625	54,821
Nevro Corp. (a)	490,321	32,974
Novocure Ltd. (a)(b)	143,304	1,849
Olympus Corp.	100,900	3,931
		304,299
Health Care Providers & Services - 0.6%
Adeptus Health, Inc. Class A (a)(b)	609,968	41,551
AmSurg Corp. (a)	548,256	44,398
Apollo Hospitals Enterprise Ltd.	936,371	18,497
Cigna Corp.	14,200	1,967
Dr Lal Pathlabs Ltd.	7,779	115
HealthSouth Corp. warrants 1/17/17 (a)	12,687	46
UnitedHealth Group, Inc.	69,862	9,199
		115,773
Health Care Technology - 0.1%
athenahealth, Inc. (a)	74,973	9,994
Castlight Health, Inc. Class B (a)(b)	506,409	1,823
Evolent Health, Inc.	240,272	2,886
		14,703
Life Sciences Tools & Services - 0.0%
Lonza Group AG	37,634	6,261
Pharmaceuticals - 2.0%
Achaogen, Inc. (a)	324,457	1,100
Bristol-Myers Squibb Co.	1,985,885	143,341
Catalent, Inc. (a)	84,400	2,492
Cempra, Inc. (a)(b)	131,800	2,231
CSPC Pharmaceutical Group Ltd.	2,098,000	1,865
Dermira, Inc. (a)	323,548	8,183
Endo International PLC (a)	692,046	18,685
GW Pharmaceuticals PLC ADR (a)(b)	229,096	18,561
Intra-Cellular Therapies, Inc. (a)	110,104	3,779
Jazz Pharmaceuticals PLC (a)	217,744	32,814
Johnson & Johnson	108,100	12,116
Pacira Pharmaceuticals, Inc. (a)	696,884	37,708
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,576,099	85,819
The Medicines Company (a)	524,924	18,682
		387,376

TOTAL HEALTH CARE		2,779,444

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	843,098	96,341
Lockheed Martin Corp.	84,597	19,659
Northrop Grumman Corp.	71,969	14,844
Raytheon Co.	135,615	17,135
Space Exploration Technologies Corp. Class A (a)(c)	160,303	15,456
		163,435
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	26,200	1,859
Airlines - 1.8%
Azul-Linhas Aereas Brasileiras warrants (a)(c)	165,571	0
Delta Air Lines, Inc.	2,256,649	94,035
InterGlobe Aviation Ltd. (a)	257,728	4,175
Southwest Airlines Co.	3,380,573	150,807
Spirit Airlines, Inc. (a)	829,042	36,420
United Continental Holdings, Inc. (a)	1,312,634	60,132
Wizz Air Holdings PLC (a)	266,810	7,329
		352,898
Building Products - 0.1%
American Woodmark Corp. (a)	28,700	2,091
Builders FirstSource, Inc. (a)	865,600	9,600
Continental Building Products, Inc. (a)	540,300	10,595
		22,286
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)(b)	726,300	51,277
Electrical Equipment - 0.7%
Acuity Brands, Inc.	180,340	43,983
SolarCity Corp. (a)(b)	2,673,454	81,059
		125,042
Industrial Conglomerates - 0.6%
Danaher Corp.	661,459	63,996
General Electric Co.	1,788,943	55,010
		119,006
Machinery - 0.3%
Caterpillar, Inc.	49,900	3,878
Eicher Motors Ltd. (a)	14,288	4,309
Ingersoll-Rand PLC	61,200	4,011
Rational AG	16,338	8,294
Wabtec Corp.	244,500	20,276
Xylem, Inc.	194,000	8,105
		48,873
Professional Services - 0.0%
Equifax, Inc.	42,342	5,092
Road & Rail - 0.1%
CSX Corp.	218,400	5,956
Genesee & Wyoming, Inc. Class A (a)	62,400	4,063
Norfolk Southern Corp.	47,600	4,289
Swift Transporation Co. (a)	252,000	4,188
		18,496
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	2,296,447	78,722

TOTAL INDUSTRIALS		986,986

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.1%
Palo Alto Networks, Inc. (a)	106,528	16,072
Electronic Equipment & Components - 0.4%
Fitbit, Inc. (b)	3,830,227	69,902
Samsung SDI Co. Ltd.	21,979	2,187
		72,089
Internet Software & Services - 13.7%
58.com, Inc. ADR (a)	394,700	21,570
Akamai Technologies, Inc. (a)	254,800	12,992
Alibaba Group Holding Ltd. sponsored ADR (a)	1,810,116	139,270
Alphabet, Inc.:
Class A	1,435,636	1,016,258
Class C	510,784	353,978
Dropbox, Inc. (a)(c)	1,003,814	12,026
eBay, Inc. (a)	2,707,400	66,142
Facebook, Inc. Class A (a)	6,559,384	771,252
GoDaddy, Inc. (a)	129,300	3,927
Gogo, Inc. (a)(b)	1,800,142	19,064
New Relic, Inc. (a)	172,881	4,457
Rackspace Hosting, Inc. (a)	4,088,905	93,513
Shopify, Inc. Class A	159,300	5,074
Tencent Holdings Ltd.	3,033,600	61,729
Yahoo!, Inc. (a)	568,400	20,803
Yandex NV (a)	309,800	6,342
		2,608,397
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	3,140,564	183,315
EOH Holdings Ltd.	179,100	1,743
Global Payments, Inc.	52,700	3,804
MasterCard, Inc. Class A	2,492,483	241,746
PayPal Holdings, Inc. (a)	826,513	32,383
Visa, Inc. Class A	4,778,085	369,059
		832,050
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	3,946,900	80,793
Cavium, Inc. (a)	1,056,919	52,180
Cirrus Logic, Inc. (a)	1,956,707	70,637
Lam Research Corp.	172,500	13,179
Monolithic Power Systems, Inc.	187,149	11,682
NVIDIA Corp.	1,629,448	57,894
NXP Semiconductors NV (a)	3,591,958	306,322
Semtech Corp. (a)	310,700	6,724
SolarEdge Technologies, Inc. (a)	746,939	20,010
		619,421
Software - 6.7%
1-Page Ltd. (a)(b)	3,672,792	2,695
Activision Blizzard, Inc.	5,432,187	187,247
Adobe Systems, Inc. (a)	1,037,902	97,791
Appirio, Inc. (a)(c)	87,529	335
Electronic Arts, Inc. (a)	2,415,971	149,428
HubSpot, Inc. (a)	51,829	2,296
Microsoft Corp.	3,022,101	150,712
Mobileye NV (a)(b)	1,452,376	55,408
Nintendo Co. Ltd.	69,200	9,370
Paycom Software, Inc. (a)(b)	249,765	9,544
Qlik Technologies, Inc. (a)	515,871	15,884
Red Hat, Inc. (a)	374,611	27,485
Salesforce.com, Inc. (a)	5,726,241	434,049
SAP AG sponsored ADR	193,600	15,221
Splunk, Inc. (a)	163,400	8,494
Tableau Software, Inc. (a)	563,624	29,139
Workday, Inc. Class A (a)	835,854	62,672
Zendesk, Inc. (a)	599,681	13,553
		1,271,323
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	7,595,826	712,033
Electronics for Imaging, Inc. (a)	50,600	2,016
		714,049

TOTAL INFORMATION TECHNOLOGY		6,133,401

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	624,542	41,320
Ashland, Inc.	170,900	19,072
CF Industries Holdings, Inc.	3,141,057	103,875
Monsanto Co.	108,100	10,127
Potash Corp. of Saskatchewan, Inc.	748,500	13,244
PPG Industries, Inc.	38,500	4,250
Sherwin-Williams Co.	42,300	12,153
The Dow Chemical Co.	268,200	14,110
W.R. Grace & Co.	51,500	3,949
Westlake Chemical Corp.	229,800	11,534
		233,634
Containers & Packaging - 0.0%
Ball Corp.	62,276	4,445
Metals & Mining - 0.0%
Vale SA sponsored ADR	346,100	1,962

TOTAL MATERIALS		240,041

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,836,707	27,302
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	254,300	9,989

TOTAL TELECOMMUNICATION SERVICES		37,291

TOTAL COMMON STOCKS
(Cost $13,118,468)		18,554,931

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	350,333	15,969
Series D (c)	77,448	3,530
		19,499
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	780,377	12,283
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (c)	632,822	10,075
Tobacco - 0.0%
PAX Labs, Inc. Series C (c)	2,555,833	8,409
TOTAL CONSUMER STAPLES		30,767
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	3,552,125	10,195
HEALTH CARE - 0.2%
Biotechnology - 0.1%
AC Immune SA Series E (c)	603,000	5,813
Gensight Biologics Series B (c)	423,803	2,043
Immunocore Ltd. Series A (c)	11,275	2,907
Intellia Therapeutics, Inc. Series B (c)	409,999	6,642
Pronutria Biosciences, Inc. Series C (a)(c)	545,634	9,379
		26,784
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	2,728,716	18,432
TOTAL HEALTH CARE		45,216
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	97,277	9,379
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(c)	165,571	7,221
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	3,890
TOTAL INDUSTRIALS		20,490
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.4%
Jet.Com, Inc. Series B1 (c)	2,928,086	14,605
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		271,127
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	11,515
Nutanix, Inc. Series E (a)(c)	482,746	6,932
		18,447
Software - 0.3%
Appirio, Inc. Series E (a)(c)	612,702	2,347
Bracket Computing, Inc. Series C (c)	1,207,761	4,094
Cloudera, Inc. Series F (a)(c)	186,078	4,806
Cloudflare, Inc. Series D (a)(c)	696,025	3,682
Dataminr, Inc. Series D (a)(c)	277,250	1,466
Delphix Corp. Series D (c)	675,445	3,364
Malwarebytes Corp. Series B(c)	1,056,193	10,958
Snapchat, Inc. Series F (a)(c)	899,719	27,639
Taboola.Com Ltd. Series E (a)(c)	634,902	5,028
		63,384
TOTAL INFORMATION TECHNOLOGY		352,958

TOTAL CONVERTIBLE PREFERRED STOCKS		479,125

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (c)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $331,001)		491,339

Money Market Funds - 2.2%
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)
(Cost $418,684)	418,684,074	418,684
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $13,868,153)		19,464,954
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(407,864)
NET ASSETS - 100%		$19,057,090

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $551,754,000 or 2.9% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,602,000 or 0.0% of net assets.

 (f) Affiliated company

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AC Immune SA Series E	10/19/15	$5,811
Appirio, Inc.	2/12/15	$625
Appirio, Inc. Series E	2/12/15	$4,375
AppNexus, Inc. Series E	8/1/14	$12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$4,349
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Gensight Biologics Series B	7/2/15	$3,266
Immunocore Ltd. Series A	7/27/15	$2,122
Intellia Therapeutics, Inc. Series B	8/20/15	$3,329
Jet.Com, Inc. Series B1	11/24/15	$14,605
Malwarebytes Corp. Series B	12/21/15	$10,958
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Nutanix, Inc. Series E	8/26/14	$6,467
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Pronutria Biosciences, Inc. Series C	1/30/15	$5,500
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$27,639
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC unit	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A unit	4/13/16	$7,638
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39
Fidelity Securities Lending Cash Central Fund	13,195
Total	$13,234

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Nu Skin Enterprises, Inc. Class A	$134,517	$34,439	$54,964	$3,519	$--
Parsvnath Developers Ltd.	6,516	--	--	--	6,227
Total	$141,033	$34,439	$54,964	$3,519	$6,227

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,204,428	$5,089,521	$58,236	$56,671
Consumer Staples	1,938,535	1,907,768	--	30,767
Energy	489,281	489,281	--	--
Financials	818,199	800,366	--	17,833
Health Care	2,824,660	2,761,634	24,452	38,574
Industrials	1,007,476	971,530	--	35,946
Information Technology	6,486,359	6,049,941	71,099	365,319
Materials	240,041	240,041	--	--
Telecommunication Services	37,291	37,291	--	--
Money Market Funds	418,684	418,684	--	--
Total Investments in Securities:	$19,464,954	$18,766,057	$153,787	$545,110

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 298,720
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	24,209
Cost of Purchases	42,390
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 365,319
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$ 24,209
Other Investments in Securities
Beginning Balance	$ 161,801
Net Realized Gain (Loss) on Investment Securities	(3,712)
Net Unrealized Gain (Loss) on Investment Securities	(10,623)
Cost of Purchases	67,258
Proceeds of Sales	(34,933)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 179,791
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(12,443)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$545,110	Discount cash flow	Discount rate	15.0%	Decrease
			Weighted average cost of capital	12.3%	Decrease
			Growth rate	2.5% - 3.0% / 2.9%	Increase
			Discount for lack of marketability	20.0% - 25.0% / 21.3%	Decrease
		Expected distribution	Liquidation preference	$12.75 - $23.41 / $20.52	Increase
		Last transaction price	Transaction price	$0.00 - $150.00 / $43.66	Increase
			Discount rate	15.0%	Decrease
			Premium rate	15.0%	Increase
			Put premium	72.5%	Increase
		Market comparable	EV/Sales multiple	1.3 - 13.2 / 4.2	Increase
			Discount rate	3.0% - 30.0% / 9.3%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 13.5%	Decrease
			P/E multiple	12.0 - 14.8 / 14.2	Increase
			EV/EBITDA multiple	9.4	Increase
			EV/GP multiple	4.6	Increase
			Premium rate	1.0% - 235.0% / 34.8%	Increase
			Probability rate	33.3% - 100.0% / 63.9%	Increase
		Proxy adjustment	Proxy movement	39.4%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $13,995,418,000. Net unrealized appreciation aggregated $5,469,536,000, of which $6,351,312,000 related to appreciated investment securities and $881,776,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016